LOGO OMITTED
SEMI-ANNUAL REPORT AS OF
MARCH 31, 2001 (UNAUDITED)


SEI INSTITUTIONAL
MANAGED TRUST



Tax-Managed Large Cap Fund
--------------------------------------------------------------------------------
Large Cap Value Fund
--------------------------------------------------------------------------------
Large Cap Growth Fund
--------------------------------------------------------------------------------
Tax-Managed Small Cap Fund
--------------------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------------------------------
Mid-Cap Fund
--------------------------------------------------------------------------------
Capital Appreciation Fund
--------------------------------------------------------------------------------
Equity Income Fund
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Core Fixed Income Fund
--------------------------------------------------------------------------------
High Yield Bond Fund
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS/
   SCHEDULES OF INVESTMENTS...............................    1
STATEMENTS OF ASSETS AND LIABILITIES......................   75
STATEMENTS OF OPERATIONS..................................   76
STATEMENTS OF CHANGES IN NET ASSETS.......................   78
FINANCIAL HIGHLIGHTS......................................   81
NOTES TO FINANCIAL STATEMENTS.............................   84

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)



TAX-MANAGED LARGE CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.5%
AEROSPACE & DEFENSE -- 2.3%
   BF Goodrich                       130,100      $  4,992
   Boeing                             55,400         3,086
   General Dynamics                    7,200           452
   Hughes Electronics, Cl H
     (General Motors)*                33,200           647
   Litton Industries*                  1,400           112
   Lockheed Martin                    12,800           456
   Northrop Grumman                  133,500        11,614
   Raytheon, Cl B                     13,300           391
   Titan*                              3,500            63
   United Technologies               247,472        18,140
                                                 ---------
                                                    39,953
                                                 ---------
AIR TRANSPORTATION -- 0.2%
   AMR*                                7,200           253
   Delta Air Lines                    11,000           434
   FedEx*                             13,200           550
   Sabre Holdings*                     6,200           286
   Southwest Airlines                 35,600           632
   Textron                             3,400           193
   UAL                                 3,600           119
   US Airways Group*                   3,100           110
                                                 ---------
                                                     2,577
                                                 ---------
APPAREL/TEXTILES -- 0.4%
   Cintas                             82,200         3,240
   Jones Apparel Group*                6,000           227
   Liz Claiborne                       1,700            80
   VF                                 94,400         3,304
                                                 ---------
                                                     6,851
                                                 ---------
AUTOMOTIVE -- 1.1%
   Autoliv                             7,000           109
   Dana                              204,800         3,518
   Delphi Automotive Systems          27,100           384
   Ford Motor*                       104,097         2,927
   General Motors                    205,300        10,645
   Harley-Davidson                    13,500           512
   ITT Industries                      4,000           155
   Paccar                              2,500           112
   Rockwell International             13,800           502
   SPX*                                1,900           172
   TRW                                 2,400            82
   Visteon                             9,300           140
                                                 ---------
                                                    19,258
                                                 ---------
BANKS -- 8.2%
   Amsouth Bancorporation             15,100           254
   Bancwest                            4,900           118
   Bank of America                   556,100        30,446


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Bank of New York                   29,800      $  1,467
   Bank One                          277,100        10,025
   Banknorth Group                     4,600            91
   BB&T                               15,300           538
   Charter One Financial               8,100           229
   Comerica                            5,900           363
   Dime Bancorp                        5,800           190
   Fifth Third Bancorp                15,600           834
   First Tennessee National           15,000           463
   First Union                       507,700        16,754
   FleetBoston Financial             639,606        24,145
   Golden State Bancorp                3,500            98
   Golden West Financial               9,000           584
   Greenpoint Financial                3,500           114
   Huntington Bancshares               8,100           115
   JP Morgan Chase                   434,100        19,491
   Keycorp                            14,400           372
   M&T Bank                            2,500           175
   Marshall & Ilsley                   2,300           121
   Mellon Financial                   18,500           750
   National City                     336,600         9,004
   National Commerce Bancorp           4,200           104
   North Fork Bancorporation          20,000           519
   Northern Trust                      8,000           500
   Old Kent Financial                  5,500           209
   PNC Financial Services Group       35,700         2,419
   Popular                             4,700           138
   Regions Financial                   5,200           148
   SouthTrust                          4,800           220
   Sovereign Bancorp                  11,100            94
   State Street                       35,400         3,306
   SunTrust Banks                      9,600           622
   Synovus Financial                  10,300           278
   Union Planters                      2,000            77
   US Bancorp                         82,715         1,919
   Wachovia                            7,100           428
   Washington Mutual                 176,600         9,669
   Wells Fargo                        76,200         3,770
   Zions Bancorporation                3,200           167
                                                 ---------
                                                   141,328
                                                 ---------
BEAUTY PRODUCTS -- 1.0%
   Avon Products                      15,300           612
   Colgate-Palmolive                  24,000         1,326
   Ecolab                              4,200           178
   Estee Lauder, Cl A                  2,200            80
   Gillette                           47,300         1,474
   Procter & Gamble                  226,500        14,179
                                                 ---------
                                                    17,849
                                                 ---------
BIOTECHNOLOGY -- 0.4%
   Amgen*                             60,000         3,611
   Biogen*                             6,700           424

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


TAX-MANAGED LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Genentech*                          9,800       $   495
   Genzyme - General Division*         4,100           370
   Immunex*                           73,400         1,051
   Incyte Genomics*                    2,800            43
                                                 ---------
                                                     5,994
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.2%
   Adelphia Communications, Cl A*      3,900           158
   AOL Time Warner*                  696,350        27,958
   AT&T - Liberty Media, Cl A*     1,584,300        22,180
   Belo, Cl A                          2,400            40
   Cablevision Systems --
     Rainbow Media Group*             14,500           377
   Cablevision Systems, Cl A*         29,000         2,040
   Catalina Marketing*                 1,300            42
   Charter Communications, Cl A*       4,200            95
   Clear Channel Communications*      23,900         1,301
   Comcast, Cl A*                     72,600         3,045
   Emmis Communications, Cl A*         1,600            40
   Entercom Communications*            1,300            51
   Fox Entertainment Group, Cl A*     22,000           431
   Gannett                            21,900         1,308
   Getty Images*                       2,800            45
   Hispanic Broadcasting*              4,100            78
   Interpublic Group                  12,500           429
   Knight Ridder                       2,400           129
   Lamar Advertising*                  2,400            88
   Liberty Digital, Cl A*              2,700            17
   McGraw-Hill                         8,200           489
   New York Times, Cl A               19,500           799
   Omnicom Group                       7,400           613
   Pegasus Communications*             2,200            51
   Primedia*                           8,300            52
   R.R. Donnelley & Sons               2,600            68
   Radio One, Cl A*                    4,300            76
   Readers Digest Association, Cl A    3,700           102
   Tribune                             6,500           265
   True North Communications           1,500            57
   UnitedGlobalCom, Cl A*              5,100            67
   Univision Communications, Cl A*     6,600           252
   USA Networks*                      15,900           381
   Valassis Communications*            1,600            46
   Viacom, Cl B*                     180,106         7,919
   Westwood One*                       2,800            64
                                                 ---------
                                                    71,153
                                                 ---------
BUILDING & CONSTRUCTION -- 0.2%
   American Standard*                 37,000         2,186
   Dycom Industries*                   2,100            27
   Lafarge                             3,100            94
   Martin Marietta Materials           2,300            98
   Masco                              21,400           517

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Owens Corning                      70,700       $   226
   Vulcan Materials                    3,200           150
                                                 ---------
                                                     3,298
                                                 ---------
CHEMICALS -- 2.4%
   Air Products & Chemicals            9,900           380
   Ashland                            31,800         1,221
   Cabot                               2,200            69
   Dow Chemical                      936,532        29,566
   E.I. du Pont de Nemours            43,100         1,754
   Eastman Chemical                   40,400         1,988
   Engelhard                          12,000           310
   Hercules                            5,100            66
   IMC Global                          4,600            57
   Lubrizol                           88,200         2,672
   Lyondell Chemical                 101,500         1,459
   Millennium Chemicals               50,600           828
   PPG Industries                      5,400           249
   Rohm & Haas                         3,500           108
   Sigma-Aldrich                       2,600           124
                                                 ---------
                                                    40,851
                                                 ---------
COAL MINING -- 0.0%
   Massey Energy                       3,600            86
                                                 ---------
COMMERCIAL SERVICES -- 0.5%
   Apollo Group, Cl A*                 5,500           180
   Cendant*                           34,900           509
   DeVry*                              2,800            84
   Fluor                               5,200           231
   Gartner, Cl A*                     51,300           346
   Iron Mountain*                      2,800           107
   Manpower                            3,600           104
   Paychex                           176,600         6,545
   Quanta Services*                    2,200            49
   Quintiles Transnational*            5,600           106
   Robert Half International*          8,400           188
   Servicemaster                      14,400           162
                                                 ---------
                                                     8,611
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 1.2%
   ADC Telecommunications*            41,900           356
   Adtran*                             3,300            81
   Advanced Fibre Communication*       6,300            90
   American Tower, Cl A*               9,000           166
   Andrew*                             7,500           108
   Antec*                              5,900            43
   Commscope*                          4,900            82
   Comverse Technology*                8,300           489
   Copper Mountain Networks*           5,300            18
   Ditech Communications*              5,200            59
   DMC Stratex Networks*               7,900            66

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Efficient Networks*                 2,900       $    68
   Harris                              4,700           116
   Juniper Networks*                  44,500         1,689
   Motorola                          107,100         1,527
   Nokia Oyj ADR                     470,300        11,287
   Polycom*                            4,400            54
   Powertel*                             705            39
   Qualcomm*                          32,700         1,852
   Scientific-Atlanta                  8,300           345
   Sonus Networks*                     1,500            30
   Tekelec*                            4,700            85
   Tellabs*                           24,800         1,009
   Terayon*                            6,700            31
   Utstarcom*                          3,000            50
                                                 ---------
                                                    19,740
                                                 ---------
COMPUTERS & SERVICES -- 5.5%
   3Com*                              22,900           131
   Adaptec*                            9,900            86
   Affiliated Computer Services, Cl A*  1,300           84
   Agile Software*                     1,900            21
   Amazon.com*                        12,500           128
   Apple Computer*                    19,600           433
   Arbitron*                           4,600            85
   At Home*                           23,500           105
   Autodesk                            2,500            76
   Bisys Group                         2,100           112
   Brocade Communications System*     49,200         1,028
   Cabletron Systems*                 11,600           150
   Cadence Design Systems*            11,900           220
   Cisco Systems*                  1,397,400        22,096
   CMGI*                              25,900            66
   CNET Networks*                      5,700            64
   Cognex*                             3,800            94
   Commerce One*                       8,500            79
   Compaq Computer                   377,600         6,872
   Computer Sciences*                  7,100           230
   Critical Path*                     13,800            28
   Dell Computer*                    192,300         4,940
   Diebold                             7,900           217
   DoubleClick*                        8,000            93
   DST Systems*                       64,700         3,118
   Earthlink*                          8,100            98
   eBay*                               7,300           264
   Echelon*                            3,200            47
   Electronic Data Systems            24,800         1,385
   Electronics for Imaging*            4,900           121
   EMC-Mass                          402,700        11,839
   Emulex*                             4,800            90
   Freemarkets*                        2,100            20
   Gateway*                           12,100           203
   Hewlett-Packard                    83,900         2,624

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Homestore.com*                      3,800       $    90
   I2 Technologies*                    2,500            36
   Internap Network Services*          7,600            15
   International Business Machines   197,900        19,034
   Internet Capital Group*            18,500            40
   Jabil Circuit*                      5,600           121
   Jack Henry & Associates             3,000            71
   Lexmark International*              8,000           364
   Macromedia*                         4,100            66
   marchFirst*                        17,400             3
   McData, Cl A*                       4,988            94
   NCR*                                5,400           211
   Network Appliance*                 43,900           738
   Palm*                              30,100           253
   Priceline.com*                     17,400            44
   Quantum - DLT & Storage*           84,000           974
   Redback Networks*                   6,400            84
   Safeguard Scientifics*             11,600            65
   Sandisk*                            3,400            69
   Sapient*                            5,300            38
   Scient*                            13,800            27
   Sun Microsystems*                 415,700         6,389
   SunGard Data Systems*              55,900         2,752
   Symbol Technologies                 8,500           297
   Synopsys*                           3,000           141
   Ticketmaster, Cl B*                 6,200            56
   TMP Worldwide*                      2,500            94
   Unisys*                            15,100           211
   Veritas Software*                  99,600         4,606
   VerticalNet*                       12,900            26
   WebMD*                             15,800            88
   webMethods*                        24,600           514
                                                 ---------
                                                    94,858
                                                 ---------
CONTAINERS & PACKAGING -- 0.5%
   Crown Cork & Seal                 200,600           812
   Owens-Illinois*                   183,400         1,559
   Sealed Air*                         4,000           133
   Smurfit-Stone Container*          255,000         3,394
   Sonoco Products                   150,000         3,225
                                                 ---------
                                                     9,123
                                                 ---------
DATA PROCESSING -- 0.9%
   Acxiom*                             3,300            69
   American Management Systems*        1,900            35
   Automatic Data Processing          82,200         4,470
   Choicepoint*                        1,950            66
   CSG Systems International*          1,900            78
   eFunds*                             2,200            42
   First Data                        116,400         6,950
   Fiserv*                            77,900         3,485
   Informix*                          16,000            87
   Reynolds & Reynolds, Cl A           3,300            64
                                                 ---------
                                                    15,346
                                                 ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


TAX-MANAGED LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
DRUGS -- 8.0%
   Abbott Laboratories                81,900      $  3,865
   Alkermes*                           2,400            53
   Allergan                           41,100         3,048
   Alza*                               7,000           284
   American Home Products             61,000         3,584
   Andrx Group*                        1,300            64
   Bristol-Myers Squibb              265,200        15,753
   Celgene*                            3,400            85
   Cephalon*                           1,900            91
   Elan ADR                           42,100         2,200
   Eli Lilly                          44,100         3,381
   Forest Laboratories*               53,100         3,146
   ICN Pharmaceuticals                 2,800            71
   IVAX*                               5,900           186
   King Pharmaceuticals*               6,200           253
   Medimmune*                          9,500           341
   Merck                             162,400        12,326
   Mylan Laboratories                  5,900           153
   Pfizer                          1,222,425        50,058
   Pharmacia                         288,600        14,537
   Schering-Plough                   238,300         8,705
   Sepracor*                           3,300           106
   Teva Pharmaceutical
     Industries ADR                   34,000         1,857
   Vertex Pharmaceuticals*            31,800         1,165
   Watson Pharmaceutical*            237,300        12,482
                                                 ---------
                                                   137,794
                                                 ---------
ELECTRICAL SERVICES -- 3.9%
   AES*                              156,600         7,824
   Allegheny Energy                   23,900         1,106
   Alliant Energy                      3,800           121
   Ameren                              4,900           201
   American Electric Power           241,900        11,369
   American Power Conversion*          9,800           126
   Calpine*                           68,500         3,772
   Cinergy                            80,100         2,687
   CMS Energy                          5,800           172
   Consolidated Edison                50,200         1,862
   Constellation Energy Group          5,900           260
   Dominion Resources                  9,300           600
   DPL                                 4,000           112
   DQE                                 2,700            79
   DTE Energy                          4,800           191
   Duke Energy                        34,000         1,453
   Edison International               15,600           197
   Entergy                           392,900        14,930
   Exelon                             13,200           866
   FirstEnergy                       181,300         5,062
   FPL Group                           5,900           362


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Gentex*                             4,800        $  111
   GPU                                70,800         2,300
   Hubbell, Cl B                       3,800            89
   Mirant*                            62,000         2,201
   Molex                               6,700           236
   Montana Power                       5,100            72
   Niagara Mohawk Holdings*            7,800           132
   NiSource                            7,400           230
   Northeast Utilities                 4,600            80
   NRG Energy*                         2,800           102
   PG&E                               18,600           232
   Pinnacle West Capital              31,700         1,454
   Plug Power*                         1,300            19
   PPL                                 5,800           255
   Progress Energy                     8,200           353
   Public Service Enterprise Group     6,600           285
   Puget Energy                        4,100            94
   Reliant Energy                     26,100         1,181
   Southern                           25,600           898
   Teco Energy                         3,700           111
   TXU                                10,700           442
   Utilicorp United                    4,800           155
   Wisconsin Energy                   94,700         2,044
   XCEL Energy                        13,800           416
                                                 ---------
                                                    66,844
                                                 ---------
ELECTRONICS -- 1.1%
   Agilent Technologies*              23,400           719
   Amphenol, Cl A*                     3,400           107
   Arrow Electronics*                 96,200         2,174
   Avnet                              50,300         1,031
   AVX                                 5,300            91
   Kopin*                              5,700            33
   L-3 Communications Holdings*        2,200           174
   Microchip Technology*              10,000           253
   Sanmina*                           27,900           546
   SCI Systems*                        9,500           173
   Solectron*                        597,000        11,349
   Tektronix*                          5,100           139
   Thomas & Betts                    107,100         1,859
                                                 ---------
                                                    18,648
                                                 ---------
ENTERTAINMENT -- 0.3%
   Hasbro                              8,200           106
   International Game Technology*      2,900           146
   International Speedway, Cl A        1,300            48
   Macrovision*                        1,700            74
   Mattel                             18,400           326
   Metro-Goldwyn-Mayer*               93,000         1,594
   Walt Disney                        92,648         2,650
                                                 ---------
                                                     4,944
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.1%
   Allied Waste Industries*            9,500        $  149
   Republic Services*                  6,400           120
   Waste Management                   28,100           694
                                                 ---------
                                                       963
                                                 ---------
FINANCIAL SERVICES -- 6.3%
   AG Edwards                          6,700           248
   American Express                   62,800         2,594
   Ameritrade Holding, Cl A*           8,200            43
   Bear Stearns                       12,900           590
   Capital One Financial               7,800           433
   Charles Schwab                    463,500         7,147
   CIT Group, Cl A                     7,900           228
   Citigroup                         782,599        35,201
   Concord EFS*                       10,000           404
   Countrywide Credit Industry         4,600           227
   E*trade Group*                     15,200           106
   Equifax                             5,400           169
   Fannie Mae                         55,400         4,410
   Federated Investors, Cl B           7,100           201
   Franklin Resources                 10,200           399
   Freddie Mac                        73,800         4,784
   Goldman Sachs Group               123,100        10,476
   H&R Block                           3,400           170
   Household International            31,900         1,890
   Knight Trading Group*               6,600            97
   Legg Mason                          5,000           211
   Lehman Brothers Holdings           15,400           966
   MBNA                              288,500         9,549
   Merrill Lynch                      47,400         2,626
   Moody's                             6,400           176
   Morgan Stanley Dean Witter        350,400        18,746
   Neuberger Berman                    3,100           193
   Nova/Georgia*                       2,400            44
   Providian Financial                11,700           574
   Stilwell Financial                 64,000         1,716
   T. Rowe Price Group                82,600         2,586
   TD Waterhouse Group*                7,800            84
   USA Education                       7,300           530
   Waddell & Reed Financial, Cl A      6,800           193
                                                 ---------
                                                   108,011
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 3.4%
   Adolph Coors, CL B                  1,000            65
   Albertson's                        12,000           382
   Anheuser-Busch                     39,600         1,819
   Archer-Daniels-Midland             26,000           342
   Brown-Forman, Cl B                  1,200            74
   Campbell Soup                      12,200           364
   Coca-Cola                         111,700         5,044
   Coca-Cola Enterprises              12,100           215


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Conagra Foods                     513,700    $    9,370
   Delhaize America                    4,200            85
   Flowers Foods*                      1,000            20
   General Mills                      10,700           460
   H.J. Heinz                         13,300           535
   Hershey Foods                       2,600           180
   IBP                                 2,600            43
   Kellogg                             8,600           232
   Kroger*                            56,000         1,444
   McCormick                           2,100            88
   Pepsi Bottling Group                2,200            84
   PepsiAmericas                       7,400           115
   Pepsico                            77,300         3,397
   Philip Morris                     468,700        22,240
   Quaker Oats                        18,600         1,805
   Ralston Purina Group               28,400           885
   RJ Reynolds Tobacco Holdings        5,800           325
   Safeway*                           72,900         4,020
   Sara Lee                           54,000         1,165
   Sysco                              30,400           806
   Tyson Foods, Cl A                 113,600         1,530
   UST                                 7,800           234
   Viad                                4,500           107
   Winn-Dixie Stores                   2,500            71
   Wm. Wrigley Jr.                     4,800           232
                                                 ---------
                                                    57,778
                                                 ---------
GAS/NATURAL GAS -- 0.6%
   Dynegy, Cl A                       76,900         3,923
   El Paso                            21,400         1,397
   KeySpan                             4,400           168
   Kinder Morgan                       4,700           250
   Praxair                            68,700         3,067
   Questar                             2,200            60
   Sempra Energy                       7,200           168
   Williams                           21,500           921
                                                 ---------
                                                     9,954
                                                 ---------
HAND/MACHINE TOOLS -- 0.0%
   Black & Decker                      1,400            51
   Illinois Tool Works                 9,700           551
                                                 ---------
                                                       602
                                                 ---------
HOTELS & LODGING -- 0.1%
   Harrah's Entertainment*             2,300            68
   Hilton Hotels                       6,900            72
   Marriott International, Cl A        5,100           210
   Park Place Entertainment*           8,900            91
   Starwood Hotels & Resorts
     Worldwide                        28,900           983
                                                 ---------
                                                     1,424
                                                 ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


TAX-MANAGED LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.4%
   Clorox                              8,700      $    274
   General Electric                1,140,600        47,746
   Leggett & Platt                   139,500         2,683
   Maytag                              3,800           123
   Newell Rubbermaid                 130,400         3,456
   Whirlpool                          92,100         4,604
                                                 ---------
                                                    58,886
                                                 ---------
INSURANCE -- 4.2%
   Aetna*                             11,700           420
   Aflac                              21,800           600
   Allstate                           31,900         1,338
   AMBAC Financial Group              12,700           806
   American General                   17,200           658
   American International Group      410,400        33,037
   AON                                 7,800           277
   Arthur J. Gallagher                 5,900           163
   Chubb                              76,500         5,542
   Cigna                               6,200           666
   Cincinnati Financial                5,900           224
   Conseco                            15,700           253
   Erie Indemnity, Cl A                1,700            49
   Hartford Financial Services Group  215,000       12,685
   Jefferson-Pilot                     2,800           190
   John Hancock Financial Services     6,100           235
   Lincoln National                    6,500           276
   Loews                               7,000           416
   Marsh & McLennan                   12,100         1,150
   MBIA                                4,200           339
   Metlife                             6,200           186
   MGIC Investment                     3,500           239
   Old Republic International          3,000            85
   Oxford Health Plans*                3,300            88
   Progressive-Ohio                    1,600           155
   Protective Life                     4,000           123
   Radian Group                        1,100            75
   Safeco                              6,100           172
   St. Paul                          224,900         9,907
   Torchmark                           3,000           116
   Trigon Healthcare*                    400            21
   UnitedHealth Group                 32,300         1,914
   UnumProvident                       8,700           254
                                                 ---------
                                                    72,659
                                                 ---------
LEASING & RENTING -- 0.0%
   ANC Rental*                         9,200            28
   Comdisco                            5,500            44
   Gatx                                2,300            98
                                                 ---------
                                                       170
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MACHINERY -- 1.2%
   Applied Biosystems
     Group - Applera                   9,500      $    264
   Caterpillar                       347,100        15,404
   Danaher                             8,600           469
   Deere                              10,000           363
   Dover                              10,900           391
   Eaton                               4,000           274
   Emerson Electric                   18,400         1,141
   Ingersoll-Rand                      4,800           191
   Johnson Controls                    4,200           262
   Millipore                           2,700           125
   Pall                                3,800            83
   PerkinElmer                         2,400           126
   Thermo Electron*                   15,100           339
   Waters*                             5,700           265
                                                 ---------
                                                    19,697
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 3.8%
   Abgenix*                            3,300            78
   Affymetrix*                         1,800            50
   Apogent Technologies*               4,300            87
   Bausch & Lomb                       1,800            82
   Baxter International               11,400         1,073
   Becton Dickinson                   11,100           392
   Biomet                              6,700           264
   Boston Scientific*                 11,600           234
   Cardinal Health                    49,100         4,750
   Celera Genomics Group - Applera*    2,900            89
   Chiron*                             8,400           369
   COR Therapeutics*                   2,300            52
   Cytyc*                              5,400            89
   Express Scripts, Cl A*                700            61
   Gilead Sciences*                    4,400           143
   Guidant*                           13,900           625
   HCA                               273,700        11,022
   Health Management
     Associates, Cl A*                10,100           157
   Healthsouth*                       16,500           213
   Human Genome Sciences*             55,800         2,567
   Icos*                               2,100           100
   Idec Pharmaceuticals*              62,700         2,508
   ImClone Systems*                    3,100           103
   IMS Health                        219,100         5,456
   Johnson & Johnson                 145,500        12,727
   McKesson HBOC                      12,600           337
   Medarex*                            3,400            57
   Medtronic                         368,000        16,832
   Millennium Pharmaceuticals*         9,000           274
   Minimed*                            2,100            61
   Pacificare Health Systems*          1,400            35
   Parker Hannifin                     3,100           123
   Patterson Dental*                   1,400            43

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Protein Design Labs*                2,100      $     93
   Quest Diagnostics*                  1,100            98
   St. Jude Medical*                  13,100           705
   Stryker                             6,200           324
   Techne*                             2,000            52
   Tenet Healthcare*                  71,600         3,150
   Universal Health Services, Cl B*      800            71
   Wellpoint Health Networks*          2,100           200
                                                 ---------
                                                    65,746
                                                 ---------
METALS & MINING -- 0.8%
   Alcan                              39,200         1,411
   Alcoa                             349,600        12,568
   Homestake Mining                   20,800           109
   Newmont Mining                     11,600           187
   Phelps Dodge                        3,600           145
                                                 ---------
                                                    14,420
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 1.4%
   Cooper Industries                 109,500         3,663
   FMC*                               52,900         3,896
   Honeywell International            91,800         3,745
   Tyco International                311,800        13,479
                                                 ---------
                                                    24,783
                                                 ---------
OFFICE/BUSINESS EQUIPMENT -- 0.2%
   Avery Dennison                      2,400           125
   Herman Miller                       3,700            86
   Minnesota Mining
     & Manufacturing                  28,000         2,909
   Pitney Bowes                       14,800           514
   Steelcase, Cl A                     6,300            76
   Xerox                              48,100           288
                                                 ---------
                                                     3,998
                                                 ---------
PAINT & RELATED PRODUCTS -- 0.0%
   Sherwin-Williams                    4,700           120
                                                 ---------
PAPER & PAPER PRODUCTS -- 1.6%
   Georgia-Pacific Group             178,902         5,260
   International Paper               367,932        13,275
   Kimberly-Clark                     43,800         2,971
   Temple-Inland                      48,700         2,155
   Westvaco                          116,600         2,825
   Weyerhaeuser                        5,000           254
   Willamette Industries               2,700           124
                                                 ---------
                                                    26,864
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 7.1%
   Amerada Hess                       80,000         6,250
   Anadarko Petroleum                 10,400           653
   Apache                              3,800           219
   Baker Hughes                        6,600           240
   BJ Services*                       16,300         1,161

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Burlington Resources                9,200     $     412
   Chevron                           112,400         9,869
   Conoco, Cl A                      111,750         3,140
   Conoco, Cl B                       25,100           709
   Cooper Cameron*                       700            38
   Devon Energy                        3,800           221
   Enron                             216,200        12,561
   Ensco International                 5,400           189
   EOG Resources                       3,100           128
   Exxon Mobil                       368,454        29,845
   Global Marine*                     96,900         2,481
   Grant Prideco*                      3,400            58
   Halliburton                        17,400           639
   Hanover Compressor*                 3,200           101
   Helmerich & Payne                   1,500            69
   Kerr-McGee                         17,200         1,116
   Marine Drilling*                    2,800            75
   Nabors Industries*                170,900         8,859
   National-Oilwell*                   2,700            94
   Noble Affiliates                    6,000           250
   Noble Drilling*                    67,700         3,125
   Occidental Petroleum              327,700         8,111
   Ocean Energy                        6,200           103
   Phillips Petroleum, NY Shares     496,200        27,316
   Rowan*                              2,400            66
   Smith International*                1,700           119
   Sunoco                              2,700            88
   Texaco                             21,700         1,441
   Tidewater                           1,900            86
   Tosco                               5,700           244
   Unocal                              8,100           280
   USX-Marathon Group                 36,600           986
   Valero Energy                      14,200           504
   Weatherford International*          4,400           217
                                                 ---------
                                                   122,063
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.0%
   Eastman Kodak                      11,500           459
                                                 ---------
RAILROADS -- 2.3%
   Burlington Northern Santa Fe      388,900        11,815
   CSX                               234,500         7,903
   Florida East Coast Industries, Cl A  2,000           67
   Kansas City Southern Industries*    5,000            71
   Norfolk Southern                  464,000         7,767
   Union Pacific                     226,100        12,718
                                                 ---------
                                                    40,341
                                                 ---------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   AMB Property                        3,400            84
   Apartment Investment
     & Management, Cl A                3,500           156
   Archstone Communities Trust         3,700            91
   AvalonBay Communities               3,200           147
   Boston Properties                   3,300           127

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


TAX-MANAGED LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   CarrAmerica Realty                  5,700       $   163
   Crescent Real Estate Equity         7,500           170
   Duke-Weeks Realty                   6,000           139
   Equity Office Properties Trust     13,700           384
   Equity Residential Property Trust   6,300           328
   Host Marriott                      13,900           162
   iStar Financial                     6,100           141
   Liberty Property Trust              3,300            93
   Mack-Cali Realty                    4,800           130
   Pinnacle Holdings*                  3,800            34
   Prologis Trust                      4,300            86
   Public Storage                      4,100           108
   Simon Property Group                5,000           128
   Vornado Realty Trust                3,000           107
                                                 ---------
                                                     2,778
                                                 ---------
RETAIL -- 6.0%
   Autonation*                        20,300           183
   Autozone*                           5,400           151
   Bed Bath & Beyond*                 11,500           282
   Best Buy*                           8,100           291
   BJ's Wholesale Club*                2,500           120
   Brinker International*              3,500            98
   CDW Computer Centers*               2,500            78
   Circuit City Stores                10,000           106
   Consolidated Stores*                5,300            53
   CVS                                74,200         4,340
   Darden Restaurants                 18,600           442
   Dollar General                      8,800           180
   Dollar Tree Stores*                80,100         1,543
   Family Dollar Stores                3,000            77
   Federated Department Stores*      127,000         5,277
   Gap                                23,700           562
   Home Depot                        485,100        20,908
   JC Penney                          12,500           200
   K Mart*                            19,400           182
   Kohls*                            159,000         9,809
   Limited                            10,900           171
   Lowe's                             78,800         4,606
   May Department Stores             279,800         9,927
   McDonald's                         58,700         1,558
   MSC Industrial Direct, Cl A*        1,700            27
   Nike, Cl B                          3,000           122
   Office Depot*                      14,100           123
   RadioShack                          8,100           297
   Rite Aid*                          21,700           145
   Sears Roebuck                     319,500        11,269
   Staples*                           21,700           323
   Starbucks*                          8,200           348
   Talbots                             8,600           365
   Target                            361,100        13,028
   Tiffany                             7,000           191
   TJX                               108,800         3,482

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Toys "R" Us*                        9,500      $    238
   Tricon Global Restaurants*          4,300           164
   Walgreen                           47,900         1,954
   Wal-Mart Stores                   190,800         9,635
   Williams-Sonoma*                    3,200            84
                                                 ---------
                                                   102,939
                                                 ---------
RUBBER-TIRES -- 0.2%
   Cooper Tire & Rubber               38,200           434
   Goodyear Tire & Rubber            152,800         3,644
                                                 ---------
                                                     4,078
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.9%
   Advanced Micro Devices*            15,000           398
   Altera*                           327,600         7,023
   Amkor Technology*                   6,500           106
   Analog Devices*                    80,200         2,906
   Applied Materials*                129,400         5,629
   Applied Micro Circuits*            89,800         1,482
   Atmel*                             19,800           194
   Axcelis Technologies*               4,800            56
   Broadcom, Cl A*                     7,400           214
   Conexant Systems*                  13,000           116
   Credence Systems*                   5,800           119
   Cypress Semiconductor*              9,300           165
   Dallas Semiconductor                3,000            78
   Fairchild Semiconductor
     International, Cl A*              2,700            36
   Finisar*                            6,000            58
   Flextronics International         180,000         2,700
   Globespan*                          3,200            70
   Integrated Device Technology*       5,000           148
   Intel                             816,700        21,489
   International Rectifier*            3,700           150
   Intersil Holding*                   2,300            42
   JDS Uniphase*                     165,240         3,047
   KLA-Tencor*                         9,000           354
   Lam Research*                      12,800           304
   Lattice Semiconductor*              7,400           135
   Linear Technology                  14,500           595
   LSI Logic*                         15,400           242
   Maxim Integrated Products*         13,100           545
   Micrel*                             3,600           101
   Micron Technology*                175,900         7,305
   National Semiconductor*             5,000           134
   Novellus Systems*                   9,300           377
   Nvidia*                             1,900           123
   ON Semiconductor*                   5,200            28
   PMC - Sierra*                      54,000         1,336
   QLogic*                            41,400           932
   Rambus*                             3,900            80
   RF Micro Devices*                   6,900            81
   Semtech*                            7,000           206

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Teradyne*                           4,300     $     142
   Texas Instruments                 190,400         5,899
   Transwitch*                        44,000           578
   Triquint Semiconductor*             3,100            46
   Virata*                             2,900            38
   Vitesse Semiconductor*              8,700           207
   Xilinx*                            13,000           457
                                                 ---------
                                                    66,471
                                                 ---------
SOFTWARE -- 3.2%
   Akamai Technologies*                4,500            39
   Art Technology Group*               6,200            74
   Asiainfo Holdings*                  3,300            40
   BEA Systems*                       90,100         2,647
   BMC Software*                      12,500           269
   BroadVision*                       14,300            76
   Cacheflow*                          6,000            27
   Check Point Software Technologies  70,000         3,325
   Checkfree*                          3,900           115
   Citrix Systems*                     9,100           192
   Computer Associates International  367,600        9,999
   Compuware*                         17,600           172
   Digex*                              3,000            42
   Electronic Arts                    33,400         1,812
   Entrust Technologies*               4,200            35
   Exodus Communications*             23,300           250
   Foundry Networks*                   6,300            47
   Infospace*                         19,100            42
   Inktomi*                            7,200            48
   Internet Security Systems*          1,600            44
   Intuit*                             9,100           253
   Kana Communications*               12,700            25
   Keane*                              2,800            36
   Liberate Technologies*              5,600            47
   Mercury Interactive*               46,600         1,951
   Micromuse*                            600            23
   Microsoft*                        377,200        20,628
   National Instruments*               2,000            65
   Network Associates*                 9,200            76
   Novell*                            18,900            95
   Openwave Systems*                   4,500            89
   Oracle*                           602,600         9,027
   Parametric Technology*             12,900           117
   Peoplesoft*                        10,600           248
   Peregrine Systems*                  9,700           189
   Portal Software*                    9,300            78
   Proxicom*                           7,300            21
   Psinet*                            30,400             7
   Quest Software*                     1,800            32
   Rational Software*                 60,600         1,076
   RealNetworks*                       8,100            57
   Red Hat*                            6,500            40
   RSA Security*                       4,200           104

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   S1*                                 7,400      $     54
   Siebel Systems*                     9,600           261
   Sybase*                             4,300            67
   Symantec*                           7,000           293
   Tibco Software*                     7,000            60
   Vignette*                          14,800            95
   Vitria Technology*                  9,900            38
   Wind River Systems*                 3,900            91
                                                 ---------
                                                    54,538
                                                 ---------
STEEL & STEEL WORKS -- 0.0%
   Allegheny Technologies              3,400            59
   Nucor                               2,700           108
                                                 ---------
                                                       167
                                                 ---------
TELEPHONES & TELECOMMUNICATIONS -- 5.1%
   Allegiance Telecom*                 6,200            91
   Alltel                             15,900           834
   Amdocs                             85,000         4,072
   Aspect Communications*              6,500            29
   AT&T                              773,700        16,480
   AT&T Wireless Group*              325,400         6,241
   Avaya*                             16,800           218
   BellSouth                         104,000         4,256
   Broadwing*                         10,300           197
   CenturyTel                          5,600           161
   CIENA*                             77,000         3,215
   Citizens Communications*           12,800           162
   Corning                            45,600           943
   Covad Communications Group*        14,500            19
   COX Communications, Cl A*           3,600           160
   Crown Castle International*         5,100            76
   Echostar Communications, Cl A*      5,400           150
   Focal Communications*               1,900            18
   Global Telesystems*                23,300            18
   Harmonic*                           7,100            40
   Inet Technologies*                  2,300            14
   Infonet Services, Cl B*            10,900            72
   Level 3 Communications*            16,000           278
   Lucent Technologies               168,600         1,681
   Mastec*                             2,500            34
   McLeodUSA, Cl A*                   22,200           193
   Metromedia Fiber Network, Cl A*    21,200           116
   New Focus*                          1,800            23
   Nextel Communications, Cl A*       23,000           331
   Nextel Partners, Cl A*              1,800            25
   NTL*                               14,000           352
   Qwest Communications
     International*                   81,500         2,857
   RCN*                                6,800            41
   SBC Communications                332,106        14,822
   Sprint (FON Group)                 34,100           750
   Sprint (PCS Group)*               106,200         2,018

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


TAX-MANAGED LARGE CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   TeleCorp PCS, Cl A*                 3,800     $      57
   Telephone & Data Systems            5,000           468
   Time Warner Telecom, Cl A*         35,800         1,302
   Triton PCS Holdings, Cl A*          1,800            60
   Verizon Communications*           374,600        18,468
   Vodafone Group ADR                113,000         3,068
   VoiceStream Wireless               10,680           987
   Western Wireless, Cl A*             2,000            81
   Williams Communications Group*      3,800            34
   WinStar Communications*             6,000            13
   WorldCom*                          86,700         1,620
   XO Communications, Cl A*           19,000           133
                                                ----------
                                                    87,278
                                                ----------
TRUCKING -- 0.0%
   C.H. Robinson Worldwide             4,000           110
   Expeditors International
     Washington                        2,300           116
   Navistar International*             2,900            66
   United Parcel Service, Cl B         4,900           279
                                                ----------
                                                       571
                                                ----------
WHOLESALE -- 1.1%
   Costco Wholesale*                 230,700         9,055
   Fastenal                           23,200         1,264
   Genuine Parts                     188,500         4,884
   Ingram Micro, Cl A*               161,200         2,176
   Tech Data*                         57,200         1,687
   W.W. Grainger                       3,500           118
                                                ----------
                                                    19,184
                                                ----------
Total Common Stocks
   (Cost $1,840,918)                             1,692,048
                                                ----------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
      5.257%,  08/30/01               $5,500         5,407
                                                ----------
Total U.S. Treasury Obligation
   (Cost $5,390)                                     5,407
                                                ----------

COMMERCIAL PAPER -- 0.1%
   Prudential Funding
      5.280%,  04/02/01                  825           825
                                                ----------
Total Commercial Paper
   (Cost $825)                                         825
                                                ----------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.6%
   Evergreen Select Money
     Market Fund, Cl I             1,655,814    $    1,656
   Evergreen Select Money
     Market Fund, Cl Y             5,984,392         5,984
   Fidelity Institutional
     Domestic Portfolio, Cl I      1,667,518         1,668
                                                ----------
Total Money Market Funds
   (Cost $9,308)                                     9,308
                                                ----------

REPURCHASE AGREEMENT -- 0.9%
   Morgan Stanley Dean Witter
     5.310%, dated 03/30/01,
     matures 04/02/01, repurchase
     price $16,031,791 (collateralized
     by TVA obligation, total par
     value $15,540,000, 6.375%,
     06/16/05, total market
     value: $16,422,756              $16,025        16,025
                                                ----------

Total Repurchase Agreement
   (Cost $16,025)                                   16,025
                                                ----------
Total Investments -- 100.4%
   (Cost $1,872,466)                             1,723,613
                                                ----------
Other Assets and Liabilities, Net -- (0.4%)          (6,060)
                                                ----------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 162,211,736 outstanding
   shares of beneficial interest                $2,083,341
Undistributed net investment income                  2,761
Accumulated net realized loss
   on investments                                 (220,054)
Net unrealized appreciation on futures                 358
Net unrealized depreciation
   on investments                                 (148,853)
                                                ----------
Total Net Assets -- 100.0%                      $1,717,553
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share --  Class A           $10.59
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
TVA -- TENNESSEE VALLEY AUTHORITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.0%
AEROSPACE & DEFENSE -- 3.4%
   BF Goodrich                        36,200    $    1,389
   Boeing                            755,100        42,067
   General Dynamics                  181,600        11,394
   Hughes Electronics, Cl H
     (General Motors)*               539,900        10,528
   Litton Industries*                160,100        12,861
   Lockheed Martin                   541,500        19,304
   Northrop Grumman                   23,700         2,062
   Raytheon, Cl B                    496,000        14,572
   United Technologies               151,000        11,068
                                                ----------
                                                   125,245
                                                ----------
AIR TRANSPORTATION -- 0.7%
   AMR*                              125,300         4,401
   Continental Airlines, Cl B*        10,100           418
   Delta Air Lines                   212,400         8,390
   FedEx*                            100,800         4,201
   Northwest Airlines*                10,200           231
   Sabre Holdings*                    39,000         1,801
   Southwest Airlines                264,000         4,686
   Textron                            39,100         2,222
   UAL                                15,000           496
   US Airways Group*                  11,800           418
                                                ----------
                                                    27,264
                                                ----------
APPAREL/TEXTILES -- 0.2%
   Jones Apparel Group*               25,300           956
   Liz Claiborne                      17,900           842
   VF                                147,900         5,176
                                                ----------
                                                     6,974
                                                ----------
AUTOMOTIVE -- 1.8%
   Autoliv                            27,700           433
   Dana                              341,200         5,862
   Delphi Automotive Systems         301,144         4,267
   Ford Motor*                       911,332        25,627
   General Motors                    329,100        17,064
   ITT Industries                     25,000           969
   Paccar                             26,800         1,201
   Rockwell International            221,300         8,044
   SPX*                               10,500           953
   TRW                                36,200         1,231
   Visteon                            86,376         1,299
                                                ----------
                                                    66,950
                                                ----------
BANKS -- 12.5%
   Amsouth Bancorporation            122,600         2,061
   Associated Banc                    27,100           901
   Astoria Financial                 138,300         7,390
   Bancwest                           30,100           722
   Bank of America                 1,200,183        65,710
   Bank of New York                  257,100        12,660

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Bank One                          632,500     $  22,884
   Banknorth Group                    50,500         1,004
   BB&T                              147,400         5,184
   Centura Banks                      16,200           801
   Charter One Financial              66,300         1,876
   City National                      17,400           668
   Comerica                          138,000         8,487
   Commerce Bancshares                17,700           659
   Compass Bancshares                 50,300         1,075
   Dime Bancorp                       37,300         1,222
   Fifth Third Bancorp               118,200         6,316
   First Tennessee National           48,200         1,489
   First Union                       769,500        25,393
   First Virginia Banks               12,100           525
   FirstMerit                         22,500           585
   FleetBoston Financial             641,100        24,202
   Golden State Bancorp               23,300           650
   Golden West Financial             174,500        11,325
   Greenpoint Financial              242,000         7,889
   Hibernia, Cl A                     45,100           630
   Hudson City Bancorp                10,700           212
   Huntington Bancshares              76,300         1,087
   JP Morgan Chase                 1,215,180        54,562
   Keycorp                           235,300         6,071
   M&T Bank                           30,500         2,132
   Marshall & Ilsley                  33,200         1,753
   Mellon Financial                  463,200        18,769
   Mercantile Bankshares              28,100         1,040
   National City                     322,100         8,616
   National Commerce Bancorp          75,600         1,876
   North Fork Bancorporation          50,800         1,318
   Northern Trust                     74,000         4,625
   Old Kent Financial                 49,500         1,881
   Old National Bancorp               14,700           309
   Pacific Century Financial          21,600           410
   PNC Financial Services Group      421,500        28,557
   Popular                            41,800         1,231
   Regions Financial                  81,800         2,326
   SouthTrust                         61,100         2,795
   Sovereign Bancorp                  91,100           772
   State Street                       50,500         4,717
   SunTrust Banks                    284,600        18,442
   Synovus Financial                  70,800         1,912
   TCF Financial                      31,100         1,175
   Union Planters                     52,200         2,009
   UnionBanCal                       204,400         5,938
   US Bancorp                        654,800        15,191
   Valley National Bancorp            15,200           412
   Wachovia                           72,600         4,374
   Washington Mutual                 416,200        22,787
   Wells Fargo                       599,100        29,637
   Wilmington Trust                    8,200           484
   Zions Bancorporation               32,100         1,672
                                                ----------
                                                   461,400
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


LARGE CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 1.1%
   Avon Products                      84,300     $   3,371
   Colgate-Palmolive                  71,600         3,957
   Ecolab                             28,800         1,222
   Estee Lauder, Cl A                  4,200           153
   Gillette                          100,600         3,136
   International Flavors
     & Fragrances                     28,400           627
   Procter & Gamble                  451,000        28,233
                                                ----------
                                                    40,699
                                                ----------
BIOTECHNOLOGY -- 0.6%
   Biogen*                           305,400        19,336
   Genentech*                         12,700           641
   Genzyme - General Division*        16,600         1,499
                                                ----------
                                                    21,476
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.0%
   Adelphia Communications, Cl A*     29,000         1,175
   AOL Time Warner*                  343,800        13,804
   AT&T - Liberty Media, Cl A*     1,671,100        23,395
   Belo, Cl A                         26,600           438
   Cablevision Systems -
     Rainbow Media Group*              9,450           246
   Cablevision Systems, Cl A*         18,900         1,330
   Charter Communications, Cl A*      33,900           767
   Chris-Craft Industries*             3,900           247
   Clear Channel Communications*     123,300         6,714
   Comcast, Cl A*                    307,600        12,900
   Dow Jones                          11,600           607
   E.W. Scripps, Cl A                  6,800           394
   Emmis Communications, Cl A*        10,300           261
   Entercom Communications*           11,200           440
   Fox Entertainment Group, Cl A*     31,400           615
   Gannett                            93,200         5,566
   Getty Images*                       9,400           152
   Harcourt General                   17,500           974
   Interpublic Group                  46,100         1,584
   Knight Ridder                      25,800         1,386
   Lamar Advertising*                 10,600           390
   McGraw-Hill                        69,200         4,128
   New York Times, Cl A               59,100         2,421
   Pegasus Communications*             8,900           205
   Primedia*                          30,300           191
   R.R. Donnelley & Sons             211,500         5,546
   Radio One, Cl A*                   24,400           429
   Readers Digest Association, Cl A    6,600           181
   Tribune                            66,400         2,705
   True North Communications          13,600           513
   UnitedGlobalCom, Cl A*             24,400           320
   USA Networks*                      37,800           905

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Viacom, Cl B*                     407,107    $   17,900
   Washington Post, Cl B               1,100           636
   Westwood One*                      24,000           552
                                                ----------
                                                   110,017
                                                ----------
BUILDING & CONSTRUCTION -- 0.9%
   American Standard*                 25,700         1,518
   Centex                             91,500         3,811
   Dycom Industries*                   4,900            63
   Lafarge                             7,000           212
   Martin Marietta Materials          16,800           717
   Masco                             690,700        16,673
   Owens Corning                     160,500           514
   Pulte                             155,400         6,280
   Texas Industries                  100,800         2,926
   USG                                19,100           292
   Vulcan Materials                   29,200         1,367
                                                ----------
                                                    34,373
                                                ----------
CHEMICALS -- 2.6%
   Air Products & Chemicals           82,300         3,160
   Ashland                           213,500         8,198
   Cabot                              23,900           753
   Dow Chemical                    1,191,142        37,604
   E.I. du Pont de Nemours           332,600        13,537
   Eastman Chemical                  230,000        11,321
   Engelhard                          49,100         1,270
   Hercules                           41,500           539
   IMC Global                         26,800           330
   Lubrizol                           93,700         2,839
   Lyondell Chemical                 192,500         2,766
   Millennium Chemicals              102,200         1,673
   PPG Industries                     55,500         2,558
   Rohm & Haas                        31,200           961
   Sigma-Aldrich                     197,500         9,455
                                                ----------
                                                    96,964
                                                ----------
COAL MINING -- 0.1%
   Massey Energy                     219,000         5,238
                                                ----------
COMMERCIAL SERVICES -- 0.2%
   Cendant*                          197,800         2,886
   Fluor                              56,700         2,523
   Manpower                           27,000           778
   Quanta Services*                    6,300           141
   Quintiles Transnational*           29,400           555
   Servicemaster                      92,400         1,038
                                                ----------
                                                     7,921
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.4%
   Adtran*                             3,400     $      84
   Advanced Fibre Communication*       5,300            76
   American Tower, Cl A*              22,700           420
   Andrew*                            15,100           217
   Antec*                              6,800            50
   Commscope*                          5,700            95
   Ditech Communications*              5,500            62
   Harris                             38,200           945
   Motorola                          998,500        14,239
   Utstarcom*                          6,600           110
                                                ----------
                                                    16,298
                                                ----------
COMPUTERS & SERVICES -- 3.0%
   3Com*                              34,600           198
   Adaptec*                           32,700           284
   Affiliated Computer Services,
      Cl A*                           10,800           701
   Apple Computer*                    92,100         2,033
   Arbitron*                          36,500           675
   At Home*                           49,200           220
   Autodesk                           73,600         2,249
   Bisys Group                         5,300           283
   Cabletron Systems*                 28,100           362
   Cadence Design Systems*            58,900         1,089
   CMGI*                              13,000            33
   CNET Networks*                     16,600           186
   Compaq Computer                 1,016,300        18,497
   Computer Sciences*                 15,800           511
   Critical Path*                     22,200            45
   Diebold                            27,200           747
   DST Systems*                       19,600           945
   Earthlink*                         16,300           198
   Electronic Data Systems           435,900        24,349
   Electronics for Imaging*            9,500           234
   Freemarkets*                        3,000            29
   Hewlett-Packard                   351,200        10,982
   Homestore.com*                      2,700            64
   International Business Machines   323,900        31,153
   Internet Capital Group*            54,700           120
   McData, Cl A*                       7,800           147
   NCR*                              194,500         7,591
   Quantum - DLT & Storage*          303,100         3,516
   Safeguard Scientifics*             42,800           239
   Sandisk*                            3,600            73
   SunGard Data Systems*              34,700         1,708
   Synopsys*                          11,200           526
   Unisys*                            49,900           699
   Veritas Software*                  18,500           855
   WebMD*                             50,800           283
                                                ----------
                                                   111,824
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.5%
   Ball                              119,600    $    5,486
   Bemis                              13,400           443
   Crown Cork & Seal                 394,900         1,599
   Owens-Illinois*                   272,900         2,320
   Smurfit-Stone Container*          321,100         4,274
   Sonoco Products                   191,100         4,109
                                                ----------
                                                    18,231
                                                ----------
DATA PROCESSING -- 0.8%
   Acxiom*                             4,600            96
   American Management Systems*        5,400            99
   Automatic Data Processing          63,600         3,459
   Choicepoint*                        6,450           218
   eFunds*                             9,300           179
   First Data                        375,000        22,391
   Fiserv*                            14,700           658
   Informix*                         103,000           557
   Reynolds & Reynolds, Cl A          19,900           383
                                                ----------
                                                    28,040
                                                ----------
DRUGS -- 2.7%
   Abbott Laboratories               483,700        22,826
   American Home Products            151,700         8,912
   Bristol-Myers Squibb              352,100        20,915
   Celgene*                            6,700           168
   Cephalon*                           4,700           226
   ICN Pharmaceuticals                24,700           628
   Merck                             536,500        40,720
   Mylan Laboratories                 41,500         1,073
   Pharmacia                          91,600         4,614
   Sepracor*                           6,700           214
   Watson Pharmaceutical*             13,900           731
                                                ----------
                                                   101,027
                                                ----------
ELECTRICAL SERVICES -- 4.8%
   AES*                               24,886         1,243
   Allegheny Energy                   42,000         1,943
   Alliant Energy                     21,700           690
   Ameren                             42,700         1,749
   American Electric Power           440,020        20,681
   Cinergy                           145,100         4,868
   CMS Energy                         46,500         1,376
   Consolidated Edison               118,300         4,389
   Constellation Energy Group         55,900         2,465
   Dominion Resources                 84,300         5,435
   DPL                                38,200         1,073
   DQE                                14,700           429
   DTE Energy                        241,800         9,624
   Duke Energy                       251,900        10,766
   Edison International              484,500         6,124
   Energizer Holdings*                28,800           720

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


LARGE CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Energy East                       185,700      $  3,222
   Entergy                            74,400         2,827
   Exelon                            107,900         7,078
   FirstEnergy                       314,500         8,781
   FPL Group                         167,200        10,249
   Gentex*                             5,100           118
   GPU                               145,900         4,740
   Hubbell, Cl B                      14,900           347
   Kemet*                              8,600           146
   Molex                              14,800           522
   Montana Power                      40,900           577
   Niagara Mohawk Holdings*           61,400         1,038
   NiSource                           65,900         2,051
   Northeast Utilities                43,000           747
   NRG Energy*                        10,100           368
   NSTAR                              14,200           544
   PG&E                              396,600         4,938
   Pinnacle West Capital             118,900         5,454
   Potomac Electric Power             45,900         1,073
   PPL                                50,500         2,220
   Progress Energy                    75,100         3,235
   Public Service Enterprise Group   228,500         9,862
   Puget Energy                       21,900           501
   Reliant Energy                    194,300         8,792
   Scana                              26,100           709
   Southern                          228,900         8,032
   Teco Energy                        37,100         1,112
   TXU                                94,000         3,884
   Utilicorp United                   39,200         1,269
   Wisconsin Energy                  212,000         4,575
   XCEL Energy                       114,600         3,451
                                                ----------
                                                   176,037
                                                ----------
ELECTRONICS -- 0.4%
   Arrow Electronics*                159,500         3,605
   Avnet                             173,300         3,553
   L-3 Communications Holdings*        9,100           718
   Solectron*                         11,100           211
   Tektronix*                         26,600           726
   Thomas & Betts                    216,100         3,751
   Vishay Intertechnology*            18,700           372
                                                ----------
                                                    12,936
                                                ----------
ENTERTAINMENT -- 0.7%
   Brunswick                          33,000           648
   Galileo International              20,300           445
   Hasbro                             66,200           854
   International Speedway, Cl A        8,400           311
   Mattel                            142,400         2,526
   Six Flags*                         20,600           399
   Walt Disney                       722,013        20,650
                                                ----------
                                                    25,833
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.6%
   Allied Waste Industries*           63,800    $    1,000
   Republic Services*                 60,900         1,142
   Waste Management                  781,100        19,293
                                                ----------
                                                    21,435
                                                ----------
FINANCIAL SERVICES -- 10.3%
   AG Edwards                         31,200         1,154
   American Express                  415,100        17,144
   Bear Stearns                      187,400         8,572
   Capital One Financial               6,300           350
   CIT Group, Cl A                    67,900         1,961
   Citigroup                       2,333,767       104,973
   Countrywide Credit Industry       150,100         7,407
   Deluxe                             30,900           731
   Fannie Mae                        481,400        38,319
   Franklin Resources                 58,400         2,284
   Freddie Mac                       454,100        29,439
   Goldman Sachs Group                62,800         5,344
   H&R Block                          30,300         1,517
   Heller Financial, Cl A            220,700         7,758
   Household International           655,400        38,826
   Knight Trading Group*               4,300            63
   Lehman Brothers Holdings          199,000        12,477
   MBNA                               87,900         2,909
   Merrill Lynch                     278,100        15,407
   Moody's                            51,900         1,430
   Morgan Stanley Dean Witter        735,300        39,339
   Neuberger Berman                   14,300           890
   Nova/Georgia*                     210,400         3,880
   Providian Financial               351,400        17,236
   Stilwell Financial                 37,300         1,000
   T. Rowe Price Group                26,200           820
   USA Education                     245,500        17,836
                                                ----------
                                                   379,066
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 4.9%
   Adolph Coors, CL B                 52,800         3,455
   Albertson's                       100,800         3,207
   American Water Works               28,600           922
   Anheuser-Busch                    274,800        12,622
   Archer-Daniels-Midland            212,300         2,792
   Brown-Forman, Cl B                 13,300           824
   Campbell Soup                      59,700         1,783
   Coca-Cola                         207,000         9,348
   Coca-Cola Enterprises              48,800           868
   Conagra Foods                     485,000         8,846
   Delhaize America                   44,900           907
   Flowers Foods*                      7,980           160
   General Mills                      57,000         2,452
   H.J. Heinz                        124,600         5,009
   Hershey Foods                      35,200         2,440
   Hormel Foods                       20,400           397

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   IBP                               523,500      $  8,585
   Kellogg                            54,600         1,476
   Kroger*                           150,500         3,881
   McCormick                          20,200           848
   Pepsi Bottling Group               16,400           623
   PepsiAmericas                      47,400           739
   Pepsico                           448,000        19,690
   Philip Morris                   1,082,125        51,347
   Quaker Oats                        25,700         2,494
   Ralston Purina Group              110,200         3,433
   RJ Reynolds Tobacco Holdings       72,800         4,084
   Ruddick                           113,600         1,556
   Safeway*                           92,800         5,118
   Sara Lee                          171,100         3,692
   Supervalu                         390,332         5,203
   Sysco                             113,300         3,004
   Tootsie Roll Industries             9,595           443
   Tyson Foods, Cl A                 229,900         3,097
   UST                                37,100         1,115
   Viad                               29,600           705
   Winn-Dixie Stores                  32,800           931
   Wm. Wrigley Jr.                    29,800         1,438
                                                ----------
                                                   179,534
                                                ----------
GAS/NATURAL GAS -- 1.0%
   Dynegy, Cl A                       13,900           709
   El Paso                           164,900        10,768
   KeySpan                            50,700         1,933
   Kinder Morgan                      37,300         1,984
   MCN Energy Group                   36,500           942
   National Fuel Gas                  10,300           552
   Nicor                              20,200           753
   Praxair                            57,600         2,572
   Questar                            23,100           633
   Sempra Energy                      78,600         1,830
   Williams                          299,400        12,829
                                                ----------
                                                    35,505
                                                ----------
HAND/MACHINE TOOLS -- 0.2%
   Black & Decker                     25,700           944
   Illinois Tool Works                83,000         4,718
   Stanley Works                      31,100         1,025
                                                ----------
                                                     6,687
                                                ----------
HOTELS & LODGING -- 0.2%
   Harrah's Entertainment*            43,600         1,283
   Hilton Hotels                     103,300         1,079
   Mandalay Resort Group*             15,700           314
   Marriott International, Cl A       67,000         2,759
   MGM Mirage*                        22,200           557
   Park Place Entertainment*          78,500           805
   Starwood Hotels & Resorts
     Worldwide                        71,000         2,415
                                                ----------
                                                     9,212
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.1%
   Clorox                            114,700    $    3,607
   Fortune Brands                     58,500         2,012
   General Electric                  305,600        12,792
   Leggett & Platt                   209,900         4,036
   Maytag                            108,300         3,493
   Newell Rubbermaid                 299,400         7,934
   Whirlpool                         146,200         7,309
                                                ----------
                                                    41,183
                                                ----------
INSURANCE -- 8.4%
   Aetna*                            138,600         4,979
   Aflac                             174,200         4,797
   Allmerica Financial                20,400         1,059
   Allstate                          440,000        18,454
   AMBAC Financial Group              35,350         2,242
   American General                  635,800        24,319
   American International Group      699,700        56,326
   AON                               253,700         9,006
   Chubb                             434,300        31,461
   Cigna                             359,400        38,585
   Cincinnati Financial               56,500         2,143
   Conseco                           108,700         1,750
   Erie Indemnity, Cl A               18,300           524
   Hartford Financial
     Services Group                  521,200        30,751
   Jefferson-Pilot                    38,300         2,600
   John Hancock Financial Services    32,600         1,253
   Lincoln National                  178,300         7,572
   Loews                             197,600        11,739
   Marsh & McLennan                   96,300         9,151
   MBIA                               87,400         7,051
   Metlife                            93,300         2,804
   MGIC Investment                    39,000         2,668
   Mony Group                         13,600           452
   Nationwide Financial
     Services, Cl A                   10,300           391
   Old Republic International        221,500         6,291
   PMI Group                         124,200         8,071
   Progressive-Ohio                   18,800         1,825
   Protective Life                    21,900           672
   Radian Group                       14,200           962
   Reinsurance Group of America        8,600           331
   Safeco                             48,500         1,367
   St. Paul                          192,878         8,496
   Torchmark                          47,300         1,837
   Transatlantic Holdings              4,600           472
   Trigon Healthcare*                 14,200           731
   UnitedHealth Group                102,800         6,092
   Unitrin                            11,900           433
   UnumProvident                      77,000         2,250
                                                ----------
                                                   311,907
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


LARGE CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
LEASING & RENTING -- 0.0%
   Comdisco                           30,500    $      244
   Gatx                               14,400           611
                                                ----------
                                                       855
                                                ----------
MACHINERY -- 1.2%
   Caterpillar                       116,400         5,166
   Crane                              14,100           367
   Cummins Engine                    152,500         5,725
   Danaher                            30,400         1,659
   Deere                              84,200         3,060
   Dover                              73,200         2,623
   Eaton                              22,700         1,555
   Emerson Electric                  148,500         9,207
   Ingersoll-Rand                     50,000         1,986
   Johnson Controls                   28,000         1,749
   Nacco Industries, Cl A             27,700         1,725
   Pall                               36,800           807
   Pentair                            20,300           517
   PerkinElmer                        17,000           892
   Tecumseh Products, Cl A           107,700         5,210
   Thermo Electron*                  110,400         2,482
                                                ----------
                                                    44,730
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 3.7%
   Bausch & Lomb                     124,500         5,685
   Baxter International              100,300         9,442
   Beckman Coulter                   115,000         4,495
   Becton Dickinson                  285,700        10,091
   Biomet                             49,600         1,954
   Boston Scientific*                720,200        14,534
   C.R. Bard                          17,800           808
   Cardinal Health                    29,500         2,854
   Celera Genomics Group - Applera*    5,100           157
   Chiron*                            14,400           632
   Dentsply International             17,800           650
   Express Scripts, Cl A*              4,400           381
   Gilead Sciences*                   29,300           952
   HCA                               733,800        29,550
   Health Management
     Associates, Cl A*                23,100           359
   Healthsouth*                      130,100         1,677
   Hillenbrand Industries             13,300           642
   Johnson & Johnson                 457,800        40,044
   McKesson HBOC                      84,700         2,266
   Pacificare Health Systems*          7,600           189
   Parker Hannifin                    43,200         1,716
   Patterson Dental*                   5,200           160
   Quest Diagnostics*                  5,200           462
   St. Jude Medical*                  24,300         1,309
   Sybron Dental Specialties*          9,500           200
   Tenet Healthcare*                 109,900         4,836
   Universal Health Services, Cl B*    5,700           503
   Wellpoint Health Networks*         20,700         1,973
                                                ----------
                                                   138,521
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
METALS & MINING -- 0.5%
   Alcan                              86,261    $    3,105
   Alcoa                             302,500        10,875
   Homestake Mining                   98,300           517
   Newmont Mining                     48,800           787
   Phelps Dodge                       24,500           984
   Timken                            168,700         2,640
                                                ----------
                                                    18,908
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.0%
   Cooper Industries                 130,643         4,370
   FMC*                               38,500         2,835
   Honeywell International           244,600         9,980
   Tyco International                418,000        18,070
                                                ----------
                                                    35,255
                                                ----------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   Avery Dennison                     33,400         1,737
   Herman Miller                       1,800            42
   Minnesota Mining
     & Manufacturing                 135,800        14,110
   Pitney Bowes                       88,000         3,058
   Steelcase, Cl A                    19,200           232
   Xerox                             222,700         1,334
                                                ----------
                                                    20,513
                                                ----------
PAINT & RELATED PRODUCTS -- 0.0%
   Sherwin-Williams                   41,900         1,068
                                                ----------
PAPER & PAPER PRODUCTS -- 2.5%
   Boise Cascade                      18,600           584
   Bowater                            14,800           702
   Georgia-Pacific (Timber Group)     12,100           347
   Georgia-Pacific Group             141,776         4,168
   International Paper               881,235        31,795
   Kimberly-Clark                    486,600        33,006
   Mead                               28,300           710
   Temple-Inland                      17,700           783
   Westvaco                          207,900         5,037
   Weyerhaeuser                      293,200        14,892
   Willamette Industries              30,300         1,394
                                                ----------
                                                    93,418
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 8.7%
   Amerada Hess                      243,200        18,999
   Anadarko Petroleum                 63,300         3,974
   Apache                             16,100           928
   Baker Hughes                      296,900        10,780
   BJ Services*                        2,400           171
   Burlington Resources               72,400         3,240
   Chevron                           224,900        19,746
   Conoco, Cl A                      215,000         6,042
   Conoco, Cl B                      210,700         5,952

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Cooper Cameron*                     3,600     $     194
   Devon Energy                       29,800         1,734
   Diamond Offshore Drilling          15,800           622
   Enron                             140,500         8,163
   Ensco International                31,100         1,089
   EOG Resources                      13,700           565
   Equitable Resources                 8,900           614
   Exxon Mobil                     1,287,434       104,282
   Global Industries*                 27,900           406
   Global Marine*                     24,500           627
   Grant Prideco*                     39,800           685
   Halliburton                       296,800        10,907
   Hanover Compressor*                 7,800           247
   Helmerich & Payne                  16,900           782
   Kerr-McGee                         32,800         2,129
   Marine Drilling*                   11,400           304
   Murphy Oil                         10,100           672
   Nabors Industries*                 11,600           601
   National-Oilwell*                  21,400           741
   Newfield Exploration*               5,100           178
   Noble Affiliates                   20,900           872
   Noble Drilling*                    17,400           803
   Occidental Petroleum              964,600        23,874
   Ocean Energy                       62,700         1,038
   Phillips Petroleum, NY Shares     828,700        45,620
   Pride International*               25,000           594
   Rowan*                             15,600           429
   Smith International*                6,700           470
   Sunoco                             25,400           824
   Texaco                            188,100        12,490
   Tidewater                          12,200           551
   Tosco                             242,900        10,386
   Ultramar Diamond Shamrock         249,700         9,034
   Unocal                             80,100         2,769
   USX-Marathon Group                111,600         3,008
   Valero Energy                      21,400           760
   Varco International*               26,500           547
   Weatherford International*         27,200         1,342
                                                ----------
                                                   320,785
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak                     265,500        10,591
                                                ----------
RAILROADS -- 1.5%
   Burlington Northern Santa Fe      416,600        12,656
   Canadian Pacific                   92,600         3,398
   CSX                               329,500        11,104
   Florida East Coast Industries, Cl A  7,400          249
   Kansas City Southern Industries*   14,200           202
   Norfolk Southern                  643,800        10,777
   Union Pacific                     280,925        15,802
                                                ----------
                                                    54,188
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
   AMB Property                       16,600       $   408
   Apartment Investment
     & Management, Cl A               28,500         1,267
   Archstone Communities Trust        33,300           819
   AvalonBay Communities              26,800         1,228
   Boston Properties                  27,600         1,061
   CarrAmerica Realty                 28,900           825
   Crescent Real Estate Equity        21,900           497
   Duke-Weeks Realty                  36,000           833
   Equity Office Properties Trust    110,900         3,105
   Equity Residential Property Trust  48,600         2,529
   General Growth Properties          23,200           811
   Host Marriott                      76,300           891
   iStar Financial                    24,700           570
   Kimco Realty                       12,600           542
   Liberty Property Trust             16,700           472
   Mack-Cali Realty                    9,000           243
   Pinnacle Holdings*                 17,800           157
   Plum Creek Timber                  23,900           578
   Post Properties                    18,400           644
   Prologis Trust                     22,800           458
   Public Storage                     23,300           612
   Rouse                              16,500           427
   Simon Property Group               33,600           860
   Spieker Properties                 23,500         1,289
   Vornado Realty Trust               26,100           935
                                                ----------
                                                    22,061
                                                ----------
RETAIL -- 3.5%
   Autonation*                        87,200           785
   Autozone*                          42,300         1,185
   BJ's Wholesale Club*               22,000         1,053
   Blockbuster, Cl A                  13,000           195
   Brinker International*             37,550         1,048
   Circuit City Stores                20,100           213
   Consolidated Stores*               24,700           248
   CVS                                88,400         5,171
   Darden Restaurants                337,600         8,018
   Dollar General                     11,000           225
   Family Dollar Stores               17,300           445
   Federated Department Stores*      318,700        13,242
   JC Penney                          96,200         1,538
   K Mart*                           156,100         1,467
   Limited                            93,700         1,473
   Lowe's                             56,900         3,326
   May Department Stores             339,662        12,051
   McDonald's                      1,139,000        30,240
   Nike, Cl B                         23,500           953
   Nordstrom                          35,700           581
   Office Depot*                      86,200           754
   Outback Steakhouse*                23,400           596
   Rite Aid*                         127,900           856

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


LARGE CAP VALUE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Ross Stores                        31,200      $    585
   Saks*                              42,000           546
   Sears Roebuck                     525,600        18,538
   Staples*                           52,000           774
   Talbots                             7,700           327
   Target                            255,300         9,211
   Tiffany                            15,200           414
   TJX                                52,500         1,680
   Toys "R" Us*                       64,600         1,621
   Tricon Global Restaurants*         30,500         1,165
   Walgreen                           49,300         2,011
   Wal-Mart Stores                    86,500         4,368
   Wendy's International              35,500           792
   Williams-Sonoma*                    5,600           147
                                                ----------
                                                   127,842
                                                ----------
RUBBER-TIRES -- 0.2%
   Cooper Tire & Rubber              153,700         1,744
   Goodyear Tire & Rubber            268,500         6,404
                                                ----------
                                                     8,148
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.0%
   Advanced Micro Devices*            41,900         1,112
   Cypress Semiconductor*              5,700           101
   Dallas Semiconductor                9,700           252
   Lattice Semiconductor*              7,400           135
   Virata*                             5,200            68
                                                ----------
                                                     1,668
                                                ----------
SOFTWARE -- 0.1%
   Cacheflow*                          5,300            24
   Compuware*                         51,700           504
   Electronic Arts                     4,000           217
   Intuit*                            17,900           497
   Keane*                              2,100            27
   National Instruments*               2,400            78
   Network Associates*                18,600           153
   Novell*                            88,500           443
   Parametric Technology*             15,600           141
   Peoplesoft*                        21,200           497
   Red Hat*                           10,900            66
   RSA Security*                       8,250           204
   S1*                                15,500           112
   Sybase*                            34,100           529
                                                ----------
                                                     3,492
                                                ----------
STEEL & STEEL WORKS -- 0.1%
   Allegheny Technologies             31,900           555
   Nucor                              29,400         1,178
   USX-U.S. Steel Group               35,000           514
                                                ----------
                                                     2,247
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 6.8%
   Alltel                             96,400      $  5,057
   Aspect Communications*              7,700            34
   AT&T                            1,462,950        31,161
   AT&T Wireless Group*               61,800         1,185
   BellSouth                         725,100        29,671
   Broadwing*                         77,300         1,480
   CenturyTel                         51,100         1,469
   Citizens Communications*           97,000         1,227
   COX Communications, Cl A*          27,900         1,241
   Crown Castle International*        39,300           582
   Dobson Communications, Cl A*        8,100           134
   Level 3 Communications*            36,500           634
   New Focus*                          2,100            26
   NTL*                               95,700         2,407
   PanAmSat*                           8,500           333
   Qwest Communications
     International*                  190,200         6,667
   RCN*                               20,500           124
   SBC Communications              1,703,100        76,009
   Spectrasite Holdings*              25,100           108
   Sprint (FON Group)                787,800        17,324
   TeleCorp PCS, Cl A*                 8,700           131
   Telephone & Data Systems           19,600         1,833
   US Cellular*                        4,500           286
   Verizon Communications*         1,161,430        57,258
   Williams Communications
     Group*                            6,500            59
   WorldCom*                         726,500        13,576
   XO Communications, Cl A*           56,300           394
                                                ----------
                                                   250,410
                                                ----------
TRUCKING -- 0.2%
   C.H. Robinson Worldwide             9,600           263
   Expeditors International
     Washington                        3,300           166
   Navistar International*           129,200         2,946
   United Parcel Service, Cl B        36,100         2,054
   Yellow*                           214,000         3,665
                                                ----------
                                                     9,094
                                                ----------
WHOLESALE -- 0.4%
   Costco Wholesale*                 133,300         5,232
   Genuine Parts                     193,400         5,011
   Ingram Micro, Cl A*               219,100         2,958
   Tech Data*                         86,200         2,543
   W.W. Grainger                      25,100           850
                                                ----------
                                                    16,594
                                                ----------
Total Common Stocks
   (Cost $3,526,565)                             3,659,664
                                                ----------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A) (B)
      5.891%,  08/30/01             $  2,000    $    1,966
      4.705%,  05/31/01                4,720         4,686
                                                ----------
Total U.S. Treasury Obligations
   (Cost $6,641)                                     6,652
                                                ----------

MONEY MARKET FUND -- 0.0%
   Evergreen Select Money Market
     Fund, Cl Y                    1,070,513         1,071
                                                ----------
Total Money Market Fund
   (Cost $1,071)                                     1,071
                                                ----------

REPURCHASE AGREEMENTS -- 0.9%
   JP Morgan
     5.290% dated 03/30/01, matures
     04/02/01, repurchase price $19,070,458
     (collateralized by FNMA obligation,
     total par value $17,995,000, 7.000%,
     07/15/05, total market
     value: $19,447,517)             $19,062        19,062
   Morgan Stanley Dean Witter
     5.290% dated 03/30/01, matures
     04/02/01, repurchase price $13,243,606
     (collateralized by FHLB obligations,
     total par value $13,150,000, 6.625%,
     04/06/01, total market value:
     $13,572,325)                     13,238        13,238
                                                ----------
Total Repurchase Agreements
   (Cost $32,300)                                   32,300
                                                ----------
Total Investments -- 100.1%
   (Cost $3,566,577)                             3,699,687
                                                ----------
Other Assets and Liabilities, Net -- (0.1%)         (4,662)
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 198,608,926 outstanding
   shares of beneficial interest                $3,521,072
Undistributed net investment income                 10,627
Accumulated net realized gain
   on investments                                   29,969
Net unrealized appreciation on futures                 247
Net unrealized appreciation on investments         133,110
                                                ----------
Total Net Assets-- 100.0%                       $3,695,025
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                      $18.60
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.5%
APPAREL/TEXTILES -- 0.5%
   Cintas                            468,300    $   18,460
                                                ----------
BANKS -- 1.9%
   JP Morgan Chase                   680,000        30,532
   State Street                      176,900        16,522
   Washington Mutual                 419,000        22,940
                                                ----------
                                                    69,994
                                                ----------
BIOTECHNOLOGY -- 0.5%
   Amgen*                            238,800        14,373
   Immunex*                          358,600         5,132
                                                ----------
                                                    19,505
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.4%
   AOL Time Warner*                3,021,850       121,327
   AT&T - Liberty Media, Cl A*     3,664,000        51,296
   Cablevision Systems -
     Rainbow Media Group*             78,550         2,042
   Cablevision Systems, Cl A*        157,100        11,054
   Comcast, Cl A*                    497,100        20,847
   Viacom, Cl B*                     674,400        29,653
                                                ----------
                                                   236,219
                                                ----------
COMMERCIAL SERVICES -- 1.0%
   Paychex                           991,200        36,736
                                                ----------
COMMUNICATIONS EQUIPMENT -- 2.5%
   Comverse Technology*              130,400         7,679
   Juniper Networks*                 381,400        14,478
   Nokia Oyj ADR                   2,911,800        69,883
                                                ----------
                                                    92,040
                                                ----------
COMPUTERS & SERVICES -- 7.5%
   Brocade Communications
     System*                         307,100         6,415
   Cisco Systems*                  6,659,900       105,310
   Dell Computer*                    820,000        21,064
   DST Systems*                      352,700        16,997
   EMC-Mass                        1,875,400        55,137
   McData, Cl A*                      21,656           409
   Network Appliance*                218,300         3,670
   Sun Microsystems*               1,801,500        27,689
   SunGard Data Systems*             244,100        12,017
   Veritas Software*                 534,000        24,692
   webMethods*                       146,300         3,054
                                                ----------
                                                   276,454
                                                ----------
DATA PROCESSING -- 2.9%
   Automatic Data Processing         691,100        37,582
   First Data                        854,600        51,028
   Fiserv*                           444,800        19,898
                                                ----------
                                                   108,508
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
DRUGS -- 12.6%
   Allergan                          399,700    $   29,638
   Elan ADR                          262,100        13,695
   Forest Laboratories*              285,600        16,919
   Merck                             285,100        21,639
   Pfizer                          6,049,900       247,743
   Pharmacia                       1,606,700        80,930
   Schering-Plough                   892,300        32,596
   Teva Pharmaceutical
     Industries ADR                  208,600        11,395
   Vertex Pharmaceuticals*           178,500         6,538
                                                ----------
                                                   461,093
                                                ----------
ELECTRICAL SERVICES -- 2.3%
   AES*                              881,000        44,015
   Calpine*                          451,100        24,842
   Mirant*                           433,600        15,393
                                                ----------
                                                    84,250
                                                ----------
ELECTRONICS -- 1.9%
   Sanmina*                          100,000         1,956
   Solectron*                      3,522,200        66,957
                                                ----------
                                                    68,913
                                                ----------
ENTERTAINMENT -- 0.3%
   Metro-Goldwyn-Mayer*              577,600         9,900
                                                ----------
FINANCIAL SERVICES -- 9.9%
   Charles Schwab                  2,496,450        38,495
   Citigroup                       2,047,700        92,106
   Concord EFS*                      244,300         9,879
   Freddie Mac                       547,200        35,475
   Goldman Sachs Group               695,700        59,204
   MBNA                            1,324,500        43,841
   Morgan Stanley Dean Witter      1,136,600        60,808
   Stilwell Financial                396,500        10,634
   T. Rowe Price Group               453,500        14,200
                                                ----------
                                                   364,642
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 0.6%
   Coca-Cola                         122,700         5,541
   Safeway*                          322,700        17,797
                                                ----------
                                                    23,338
                                                ----------
GAS/NATURAL GAS -- 1.1%
   Dynegy, Cl A                      480,000        24,485
   El Paso                           219,900        14,359
                                                ----------
                                                    38,844
                                                ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.4%
   General Electric                2,960,800       123,939
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 3.9%
   American International Group    1,335,000    $  107,468
   Cigna                             123,700        13,280
   UnitedHealth Group                394,800        23,396
                                                ----------
                                                   144,144
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 5.7%
   Cardinal Health                   482,000        46,634
   Human Genome Sciences*            310,000        14,260
   Idec Pharmaceuticals*             359,900        14,396
   IMS Health                      1,297,900        32,318
   Medtronic                       1,931,200        88,333
   Tenet Healthcare*                 290,800        12,795
                                                ----------
                                                   208,736
                                                ----------
MISCELLANEOUS MANUFACTURING -- 2.7%
   Honeywell International           396,000        16,157
   Tyco International              1,890,100        81,709
                                                ----------
                                                    97,866
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 2.1%
   Enron                             692,800        40,252
   Global Marine*                    566,500        14,502
   Nabors Industries*                182,200         9,445
   Noble Drilling*                   316,900        14,628
                                                ----------
                                                    78,827
                                                ----------
RETAIL -- 7.7%
   Bed Bath & Beyond*                313,500         7,700
   CVS                               521,100        30,479
   Dollar Tree Stores*               468,125         9,019
   Home Depot                      2,258,200        97,328
   Kohl's*                         1,221,100        75,330
   Lowe's                            391,800        22,901
   Walgreen                          450,500        18,380
   Wal-Mart Stores                   449,200        22,685
                                                ----------
                                                   283,822
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 7.5%
   Altera*                         1,918,000        41,117
   Analog Devices*                   438,300        15,884
   Applied Materials*                521,000        22,664
   Applied Micro Circuits*           570,000         9,405
   Flextronics International       1,144,000        17,160
   Intel                           2,593,500        68,242
   JDS Uniphase*                     841,280        15,511
   Micron Technology*              1,112,500        46,202
   PMC - Sierra*                     317,000         7,843
   QLogic*                           257,800         5,801
   Texas Instruments                 667,100        20,667
   Transwitch*                       254,200         3,336
                                                ----------
                                                   273,832
                                                ----------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SOFTWARE -- 4.2%
   BEA Systems*                      435,200    $   12,784
   Check Point Software Technologies 428,700        20,363
   Electronic Arts                   169,700         9,206
   Mercury Interactive*              281,500        11,788
   Microsoft*                      1,144,400        62,584
   Oracle*                         2,233,000        33,450
   Rational Software*                323,000         5,733
   VeriSign*                             375            13
                                                ----------
                                                   155,921
                                                ----------
TELEPHONES & TELECOMMUNICATIONS-- 3.8%
   Amdocs                            517,900        24,807
   AT&T Wireless Group*            1,940,000        37,209
   CIENA*                            430,600        17,978
   Corning                           267,400         5,533
   COX Communications, Cl A*         166,200         7,394
   Qwest Communications
     International*                  355,100        12,446
   Sprint (PCS Group)*               503,300         9,563
   Time Warner Telecom, Cl A*        206,900         7,526
   Vodafone Group ADR                566,700        15,386
                                                ----------
                                                   137,842
                                                ----------
WHOLESALE -- 1.6%
   Costco Wholesale*               1,297,200        50,915
   Fastenal                          133,800         7,292
                                                ----------
                                                    58,207
                                                ----------
Total Common Stocks
   (Cost $4,081,991)                             3,472,032
                                                ----------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
      4.144%,  08/30/01            $  10,300        10,125
                                                ----------
Total U.S. Treasury Obligation
   (Cost $10,080)                                   10,125
                                                ----------

 COMMERCIAL PAPER -- 0.2%
   Prudential Funding
      5.280%,  04/02/01                8,316         8,315
                                                ----------
Total Commercial Paper
   (Cost $8,315)                                     8,315
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


LARGE CAP GROWTH FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.6%
   Evergreen Select Money
     Market Fund, Cl I            10,575,429    $   10,575
   Evergreen Select Money
     Market Fund, Cl Y               411,576           412
   Fidelity Institutional Domestic
     Portfolio, Cl I               9,043,467         9,044
   Fidelity Institutional
     Government Portfolio - III,
     Cl I                          1,943,538         1,944
                                                ----------
Total Money Market Funds
   (Cost $21,974)                                   21,975
                                                ----------
REPURCHASE AGREEMENTS -- 4.2%
   JP Morgan
     5.220%, dated 03/30/01, matures
     04/02/01, repurchase price $107,242,803
     (collateralized by FHLB and FNMA
     obligations, par value $104,080,000,
     5,875%-7.850%, 04/23/04-02/01/11,
     total market
     value: $109,503,277)           $107,196       107,196
   Morgan Stanley Dean Witter
     5.220%, dated 03/30/01, matures
     04/02/01, repurchase price
      $45,524,050 (collateralized by
     U.S. Treasury obligation, par value
     $44,680,000, 8.000%, 02/15/08,
     total market value: $46,483,604) 45,504        45,504
                                                ----------
Total Repurchase Agreements
   (Cost $152,700)                                 152,700
                                                ----------
Total Investments -- 99.8%
   (Cost $4,275,060)                             3,665,147
                                                ----------
Other Assets and Liabilities, Net -- 0.2%            7,890
                                                ----------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 183,898,005 outstanding
   shares of beneficial interest                 4,707,159
Accumulated net investment loss                     (5,914)
Accumulated net realized loss
   on investments                                 (411,449)
Net unrealized depreciation on futures              (6,846)
Net unrealized depreciation on investments        (609,913)
                                                ----------
Total Net Assets -- 100.0%                      $3,673,037
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                      $19.97
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TAX-MANAGED SMALL CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%
AEROSPACE & DEFENSE -- 1.7%
   Esterline Technologies*            13,200    $      287
   Litton Industries*                  6,300           506
   Orbital Sciences*                  90,000           540
   Teledyne Technologies*             45,000           630
                                                ----------
                                                     1,963
                                                ----------
AIR TRANSPORTATION -- 0.2%
   UAL                                 6,700           221
                                                ----------
APPAREL/TEXTILES -- 0.9%
   Columbia Sportswear*                5,500           250
   Jones Apparel Group*                4,100           155
   Liz Claiborne                       8,300           391
   Springs Industries, Cl A            6,300           270
                                                ----------
                                                     1,066
                                                ----------
AUTOMOTIVE -- 0.9%
   BorgWarner                          7,400           297
   Harsco                             12,500           306
   Oshkosh Truck                       3,125           111
   Paccar                              6,600           296
                                                ----------
                                                     1,010
                                                ----------
BANKS -- 7.4%
   Astoria Financial                  11,200           598
   Colonial Bancgroup                 34,200           445
   Commerce Bancshares                10,810           403
   Commercial Federal                 20,200           450
   Dime Bancorp                       37,100         1,215
   Downey Financial                    5,000           226
   East-West Bancorp                  13,300           256
   Firstfed Financial*                15,000           420
   Golden State Bancorp               11,500           321
   Greater Bay Bancorp                 4,700           118
   Greenpoint Financial               15,700           512
   Hibernia, Cl A                     27,000           377
   Investors Financial Services        7,050           413
   National Commerce Bancorp           8,700           216
   New York Community Bancorp          6,150           178
   Pacific Century Financial          31,125           591
   Provident Bankshares               10,500           235
   Southwest Bancorp of Texas*         4,700           147
   Sovereign Bancorp                  49,400           418
   TCF Financial                       9,500           359
   UnionBanCal                        19,100           555
                                                ----------
                                                     8,453
                                                ----------
BEAUTY PRODUCTS -- 1.0%
   Alberto-Culver, Cl B                4,060           161
   Playtex Products*                 100,000           919
                                                ----------
                                                     1,080
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 2.1%
   Banta                              13,400        $  325
   Entercom Communications*            5,100           200
   Hollinger International            21,750           311
   Meredith                           10,000           349
   R.R. Donnelley & Sons              16,800           440
   Radio One, Cl D*                    5,700            88
   True North Communications          11,900           449
   Westwood One*                      11,590           267
                                                ----------
                                                     2,429
                                                ----------
BUILDING & CONSTRUCTION -- 3.8%
   American Standard*                  5,100           301
   Centex                              9,900           412
   CoorsTek*                          27,300           752
   DR Horton                           4,162            88
   Lennar                             10,800           430
   Martin Marietta Materials           8,900           380
   NVR*                                3,700           603
   Pulte                               9,200           372
   Ryland Group                        9,200           382
   Texas Industries                    6,525           189
   Toll Brothers*                      3,500           135
   York International                 10,300           285
                                                ----------
                                                     4,329
                                                ----------
COAL MINING -- 0.1%
   Massey Energy                       6,700           160
                                                ----------
CHEMICALS -- 3.2%
   Albemarle                          17,200           386
   Ashland                            12,000           461
   Cabot Microelectronics*             2,100            93
   Chemfirst                           2,300            61
   Cytec Industries*                  20,850           668
   Engelhard                          16,900           437
   H.B. Fuller                         1,200            51
   IMC Global                         40,000           492
   Lubrizol                           11,300           342
   Millennium Chemicals               16,800           275
   Olin                               16,300           332
   Symyx Technologies*                 5,000            63
                                                ----------
                                                     3,661
                                                ----------
COMMERCIAL SERVICES -- 2.2%
   Aurora Biosciences*                14,530           260
   Corinthian Colleges*                6,800           274
   Corporate Executive Board*         10,100           305
   Edison Schools*                     6,100           124
   Education Management*               6,800           222
   Forrester Research*                 5,200           124
   Insurance Auto Auctions*            9,975           122
   Kelly Services, Cl A                8,100           191
   Modis Professional Services*      120,000           552
   Professional Detailing*             4,885           302
                                                ----------
                                                     2,476
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.8%
   Allen Telecom*                     50,000    $      645
   Antec*                             40,000           291
   Harris                             30,000           743
   Loral Space & Communications*     124,100           272
   Proxim*                             7,555            76
   Ulticom*                            2,300            42
                                                ----------
                                                     2,069
                                                ----------
COMPUTERS & SERVICES -- 6.5%
   Advanced Digital Information*      12,600           218
   Aeroflex*                           8,400            87
   Affiliated Computer Services,
     Cl A*                             2,300          149
   Bell & Howell*                     17,300           390
   Bisys Group                         6,780           362
   Brady, Cl A                         9,225           311
   Cadence Design Systems*             3,095            57
   Carreker*                          13,480           256
   Emulex*                             5,900           111
   Extreme Networks*                   4,055            62
   Genuity*                          209,000           451
   Homestore.com*                      3,300            78
   Intergraph*                        42,900           416
   Intranet Solutions*                 5,600           134
   Iomega*                            56,200           207
   Manhattan Associates*               7,000           109
   Mentor Graphics*                   19,800           408
   Mercury Computer Systems*           4,700           180
   NCR*                                8,300           324
   Quantum - DLT & Storage*           78,300           908
   Quantum-Hard Disk
     Drive Group*                     75,800           800
   SafeNet*                            9,600           119
   Talx*                               7,967           197
   Unisys*                            81,100         1,135
                                                ----------
                                                     7,469
                                                ----------
CONTAINERS & PACKAGING -- 0.8%
   Ball                               10,600           486
   Sealed Air*                        12,700           423
                                                ----------
                                                       909
                                                ----------
DATA PROCESSING -- 0.8%
   Choicepoint*                       12,638           427
   eFunds*                            27,800           535
                                                ----------
                                                       962
                                                ----------
DRUGS -- 1.4%
   Angiotech Pharmaceuticals*          3,000           119
   Cima Labs*                          1,400            87
   King Pharmaceuticals*               3,175           129
   Medicis Pharmaceutical, Cl A*       2,100            94
   Noven Pharmaceuticals*              6,800           193

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)

TAX-MANAGED SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Perrigo*                           39,200    $      387
   Priority Healthcare, Cl B*          8,800           332
   Taro Pharmaceuticals Industries*    5,075           222
                                                ----------
                                                     1,563
                                                ----------
ELECTRICAL SERVICES -- 4.7%
   Active Power*                       4,600            93
   C&D Technologies                    5,000           138
   Calpine*                            4,295           237
   Conectiv                           11,600           253
   Constellation Energy Group          8,800           388
   El Paso Electric*                  14,400           210
   Energizer Holdings*                28,200           705
   Fuelcell Energy*                    2,400           121
   Genrad*                             2,900            23
   GPU                                 5,500           179
   NRG Energy*                         6,000           218
   Pinnacle West Capital              10,200           468
   Power-One*                          4,600            67
   PPL                                12,800           563
   Public Service of New Mexico       11,800           342
   Puget Energy                        8,800           201
   RGS Energy Group                   13,100           485
   Scana                              13,925           378
   WPS Resources                       8,700           297
                                                ----------
                                                     5,366
                                                ----------
ELECTRONICS -- 0.6%
   Cymer*                              6,600           143
   L-3 Communications Holdings*        2,800           221
   Molecular Devices*                  1,300            59
   Park Electrochemical               11,285           255
                                                ----------
                                                       678
                                                ----------
ENTERTAINMENT -- 3.7%
   Brunswick                          17,600           345
   Callaway Golf                      10,000           222
   Galileo International              87,250         1,911
   Gaylord Entertainment*             14,100           375
   Gtech Holdings*                    14,600           398
   International Game Technology*     12,555           632
   Topps*                             28,600           290
                                                ----------
                                                     4,173
                                                ----------
ENVIRONMENTAL SERVICES -- 1.7%
   Calgon Carbon                     112,000           838
   Republic Services*                 29,650           556
   Stericycle*                         6,590           294
   Waste Connections*                  9,020           260
                                                ----------
                                                     1,948
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.8%
   Affiliated Managers Group*          4,800     $     226
   AG Edwards                          7,700           285
   AmeriCredit*                       10,700           347
   Bear Stearns                        6,100           279
   CIT Group, Cl A                     8,100           234
   Concord EFS*                        3,700           150
   Dun & Bradstreet*                   4,350           102
   Federated Investors, Cl B           4,500           128
   H&R Block                           9,125           457
   Heller Financial, Cl A             16,815           591
   Metris                             13,500           281
   Nova/Georgia*                      39,400           727
   Raymond James Financial             6,000           167
   Waddell & Reed Financial, Cl A     11,450           325
                                                ----------
                                                     4,299
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 2.1%
   Dean Foods                          7,400           251
   Hain Celestial Group*               7,400           215
   Pathmark Stores*                   15,200           261
   Pepsi Bottling Group                6,100           232
   PepsiAmericas                      30,000           468
   Performance Food Group*             9,880           519
   Smithfield Foods*                   1,500            49
   Suiza Foods*                        3,600           173
   Universal                           6,300           248
                                                ----------
                                                     2,416
                                                ----------
GAS/NATURAL GAS -- 1.8%
   Dynegy, Cl A                        1,665            85
   Peoples Energy                      9,475           368
   Piedmont Natural Gas               10,675           379
   Questar                            16,905           463
   Sempra Energy                      21,600           503
   UGI                                11,500           282
                                                ----------
                                                     2,080
                                                ----------
HAND/MACHINE TOOLS -- 0.3%
   Black & Decker                      8,650           318
                                                ----------
HOTELS & LODGING -- 0.8%
   Aztar*                             17,300           184
   Extended Stay America*              4,400            66
   Harrah's Entertainment*             9,300           274
   Mandalay Resort Group*              5,500           110
   Prime Hospitality*                 26,200           283
                                                ----------
                                                       917
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.5%
   Fortune Brands                     11,850    $      408
   Furniture Brands International*    13,200           313
   Harman International Industries    17,260           442
   Salton*                             5,500            84
   U.S. Industries                    28,400           166
   Whirlpool                           6,300           315
                                                ----------
                                                     1,728
                                                ----------
INSURANCE -- 4.0%
   Alleghany*                          1,199           240
   AMBAC Financial Group              12,818           813
   AmerUs Group                        6,100           185
   HCC Insurance Holdings              7,400           196
   Landamerica Financial Group        10,800           384
   Mercury General                    13,500           439
   Old Republic International         33,000           937
   PMI Group                           5,300           344
   Progressive-Ohio                    1,100           107
   Radian Group                        5,162           350
   Stewart Information Services*       9,600           161
   W.R. Berkley                        4,900           221
   White Mountains Insurance Group       525           172
                                                ----------
                                                     4,549
                                                ----------
LEASING & RENTING -- 1.2%
   Comdisco                           16,400           131
   Rent-A-Center*                      8,605           395
   Ryder System                       47,600           856
                                                ----------
                                                     1,382
                                                ----------
MACHINERY -- 2.3%
   Agco                               30,000           288
   Crane                              16,250           423
   Donaldson                          13,900           371
   Imation*                            6,300           141
   Johnson Controls                    5,500           344
   Millipore                          15,000           694
   PerkinElmer                         4,890           256
   Unova*                             40,000           120
                                                ----------
                                                     2,637
                                                ----------
MEASURING DEVICES -- 0.4%
   Varian*                            17,720           453
                                                ----------
MARINE TRANSPORTATION -- 0.3%
   Alexander & Baldwin                13,900           297
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 9.1%
   Accredo Health*                    19,102           624
   AdvancePCS*                        11,050           600
   Amerisource Health, Cl A*          10,660           523
   Apogent Technologies*              11,900           241
   Arrow International                 6,000           227


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Barr Laboratories*                  3,200      $    183
   Bausch & Lomb                       6,800           310
   Biomet                             11,800           465
   Caremark Rx*                       27,400           357
   Covance*                           42,700           549
   Diagnostic Products                 7,000           365
   Edwards Lifesciences*              15,000           294
   Exelixis*                           6,200            54
   Express Scripts, Cl A*              1,800           156
   Haemonetics*                       12,850           425
   Health Net*                        20,000           412
   Healthsouth*                       94,600         1,219
   Henry Schein*                       7,500           276
   Impath*                             3,400           158
   LifePoint Hospitals*                5,100           182
   Pacificare Health Systems*         11,600           289
   Parexel International*              3,000            37
   Patterson Dental*                   5,900           181
   PolyMedica*                         4,465           102
   Quest Diagnostics*                  4,055           360
   Sola International*                12,400           112
   Spacelabs Medical*                 31,200           351
   Sybron Dental Specialties*          6,666           140
   Trimeris*                           3,300            99
   Universal Health Services, Cl B*    4,100           362
   Varian Medical Systems*            11,410           694
   Visx*                               5,000            86
                                                ----------
                                                    10,433
                                                ----------
METALS & MINING -- 0.1%
   Timken                              8,700           136
                                                ----------
METALS & METAL FABRICATE/HARDWARE -- 0.4%
   Commercial Metals                   7,000           176
   Precision Castparts                 4,900           162
   Worthington Industries             18,100           168
                                                ----------
                                                       506
                                                ----------
MISCELLANEOUS MANUFACTURING -- 3.0%
   FMC*                                5,500           405
   Pittston Brink's Group             98,000         2,127
   Roper Industries                    5,610           201
   Tredegar                            3,800            67
   WABTEC                             50,000           635
                                                ----------
                                                     3,435
                                                ----------
PAINT & RELATED PRODUCTS -- 0.4%
   Sherwin-Williams                   18,200           464
                                                ----------
PAPER & PAPER PRODUCTS -- 0.8%
   Pope & Talbot                      13,600           169
   Rayonier                            9,550           394
   Westvaco                           12,600           305
                                                ----------
                                                       868
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


TAX-MANAGED SMALL CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 5.9%
   Amerada Hess                        4,800        $  375
   Barrett Resources*                  2,100           126
   BJ Services*                        2,800           199
   Cross Timbers Oil                  14,315           354
   EOG Resources                       9,700           400
   Equitable Resources                13,600           938
   Key Energy Services*                5,900            63
   Louis Dreyfus Natural Gas*          4,100           152
   Marine Drilling*                    7,700           205
   National-Oilwell*                   6,500           225
   Noble Affiliates                   11,600           484
   Ocean Energy                       15,900           263
   Patina Oil & Gas                   10,600           283
   Spinnaker Exploration*              5,200           227
   Stone Energy*                       5,525           272
   Sunoco                              7,900           256
   Tidewater                           5,300           240
   Tom Brown                           2,400            79
   Tosco                              10,200           436
   UTI Energy*                         9,000           272
   Valero Energy                      25,100           891
   Veritas DGC*                        1,700            54
                                                ----------
                                                     6,794
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
   BRE Properties, Cl A               10,500           304
   First Industrial Realty Trust      10,350           327
                                                ----------
                                                       631
                                                ----------
RETAIL -- 5.2%
   Abercrombie & Fitch, Cl A*          3,200           105
   BJ's Wholesale Club*                2,400           115
   Bob Evans Farms                    12,000           213
   Brinker International*             15,900           444
   CEC Entertainment*                  2,700           120
   Cheesecake Factory*                 7,500           276
   Copart*                             5,700           117
   Cost Plus/California*               7,500           173
   Darden Restaurants                 17,200           409
   Footstar*                          12,000           482
   HOT Topic*                          8,865           248
   K-Swiss, Cl A                      13,700           351
   Linens `N Things*                   6,000           165
   Men's Wearhouse*                    5,200           112
   Neiman-Marcus Group, Cl A*         10,200           333
   O'Reilly Automotive*                6,200           124
   Outback Steakhouse*                14,200           362
   Pacific Sunwear of California*      4,900           135
   Payless Shoesource*                 4,700           293

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Ruby Tuesday                       13,900    $      273
   Skechers USA, Cl A*                 9,100           218
   Talbots                             7,300           310
   Toys "R" Us*                       20,600           517
                                                ----------
                                                     5,895
                                                ----------
RUBBER-TIRES -- 0.2%
   Bandag                              9,200           246
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.7%
   Cirrus Logic*                       4,600            69
   DuPont Photomasks*                  2,100            92
   Emcore*                             4,100           103
   Exar*                              15,250           299
   Fairchild Semiconductor
     International, Cl A*             30,000           400
   Flextronics International          13,380           201
   International Rectifier*           12,590           510
   Nvidia*                             6,280           408
   PRI Automation*                     5,300            91
   QLogic*                             2,840            64
   Silicon Valley Group*              10,300           283
   Triquint Semiconductor*             5,000            74
   Ultratech Stepper*                  9,725           239
   Varian Semiconductor Equipment*     3,200           102
   Veeco Instruments*                  3,800           158
                                                ----------
                                                     3,093
                                                ----------
SOFTWARE -- 1.3%
   Actuate*                           17,250           165
   Embarcadero Technologies*           3,780            63
   HNC Software*                       6,600           116
   Hyperion Solutions*                35,500           572
   Matrixone*                          5,300            90
   National Instruments*               9,875           322
   Netegrity*                          4,500           111
   Peoplesoft*                         2,630            62
                                                ----------
                                                     1,501
                                                ----------
STEEL & STEEL WORKS -- 1.1%
   Shaw Group*                        27,445         1,282
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 1.5%
   AirGate PCS*                        6,400           241
   Exfo Electro Optical Engineering*   4,600           112
   Leap Wireless International*        2,800            79
   Metro One Telecommunications*       6,935           227
   Rogers Wireless Communications,
     Cl B*                             9,625           126
   Telephone & Data Systems           10,000           935
                                                ----------
                                                     1,720
                                                ----------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TRUCKING -- 0.8%
   Navistar International*            27,000    $      616
   Roadway Express                    11,200           246
                                                ----------
                                                       862
                                                ----------
WHOLESALE -- 0.7%
   Daisytek International*            31,900           249
   Handleman*                         15,500           155
   W.W. Grainger                      11,275           382
                                                ----------
                                                       786
                                                ----------
Total Common Stocks
   (Cost $113,275)                                 111,713
                                                ----------

RIGHTS -- 0.0%
   Bank United*                        7,000             2
   Rodgers Wireless*                   9,625            --
                                                ----------
Total Rights
   (Cost $2)                                             2
                                                ----------

WARRANTS -- 0.0%
   Dime Bancorp (A)*                  30,000             7
                                                ----------
Total Warrants
   (Cost $0)                                             7
                                                ----------

MONEY MARKET FUNDS -- 0.7%
   Evergreen Select Money
     Market Fund, Cl I                71,973            72
   Evergreen Select Money
     Market Fund, Cl Y               611,299           611
   Evergreen Treasury Money
     Market Fund, Cl Y                69,364            69
   Fidelity Institutional
     Government Portfolio - III, Cl I 13,445            13
                                                ----------
Total Money Market Funds
   (Cost $765)                                         765
                                                ----------

REPURCHASE AGREEMENT -- 1.4%
   JP Morgan
     5.270%, dated 03/30/01, matures
     04/02/01, repurchase price $1,565,825
     (collateralized by FHLB
     obligation par value
     $1,530,000, 6.250%,
     11/15/02, total market
     value: $1,601,662)              $ 1,566         1,566
                                                ----------
Total Repurchase Agreement
   (Cost $1,566)                                     1,566
                                                ----------
Total Investments -- 99.9%
   (Cost $115,608)                                $114,053
                                                ----------
Other Assets and Liabilities, Net -- 0.1%              144
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   13,046,672 outstanding
   shares of beneficial interest                  $123,848
Distributions in excess of
    net investment income                               (4)
Accumulated net realized loss
   on investments                                   (8,092)
Net unrealized depreciation on investments          (1,555)
                                                ----------
Total Net Assets -- 100.0%                         $114,197
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                       $8.75
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.1%
AEROSPACE & DEFENSE -- 1.6%
   Alliant Techsystems*               62,232    $    5,511
   BE Aerospace*                      72,800         1,338
   Doncasters ADR*                   182,300         3,427
   ESCO Technologies*                 51,050         1,274
   Esterline Technologies*            48,300         1,051
   Kaman, Cl A                        43,600           714
   United Industrial                  53,200           670
                                                ----------
                                                    13,985
                                                ----------
AIR TRANSPORTATION -- 0.2%
   America West Holdings, Cl B*      215,300         2,067
                                                ----------

APPAREL/TEXTILES -- 1.0%
   Kellwood                          245,500         5,094
   Phillips-Van Heusen                39,500           596
   Polo Ralph Lauren*                 40,600         1,116
   RG Barry                          265,300           663
   Springs Industries, Cl A           21,400           916
                                                ----------
                                                     8,385
                                                ----------
AUTOMOTIVE -- 3.0%
   ArvinMeritor                      184,200         2,529
   BorgWarner                        179,700         7,201
   Clarcor                           279,500         6,456

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


SMALL CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Harsco                             46,100    $    1,130
   Modine Manufacturing              149,400         3,847
   Superior Industries International 150,000         5,185
                                                ----------
                                                    26,348
                                                ----------
BANKS -- 4.3%
   Andover Bancorp                    26,362           893
   BankAtlantic Bancorp, Cl A        191,000         1,222
   Citizens Banking                   69,300         1,849
   Colonial Bancgroup                 82,100         1,067
   Commercial Federal                113,825         2,538
   Community First Bankshares         87,100         1,758
   Cullen/Frost Bankers               50,900         1,743
   Downey Financial                   45,000         2,038
   Firstfed Financial*                66,500         1,862
   Flagstar Bancorp                   58,100         1,452
   Hamilton Bancorp*                  30,800           237
   Hudson United Bancorp              93,080         2,113
   IndyMac Bancorp*                   45,100         1,296
   MAF Bancorp                        31,800           871
   OceanFirst Financial               85,675         1,992
   Pacific Century Financial         192,200         3,652
   Richmond County Financial          27,600           811
   Roslyn Bancorp                          1            --
   Staten Island Bancorp             161,100         4,011
   Washington Federal                 49,060         1,205
   Webster Financial                  42,300         1,240
   Westamerica Bancorporation         59,300         2,239
   Wilmington Trust                   27,900         1,648
                                                ----------
                                                    37,737
                                                ----------
BEAUTY PRODUCTS -- 0.3%
   Alberto-Culver, Cl B               24,100           956
   Dial                              103,300         1,291
                                                ----------
                                                     2,247
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 2.6%
   Banta                              61,400         1,489
   Bowne                             202,825         2,241
   Courier                            53,400         1,642
   Grey Global Group                   1,500           972
   Hollinger International           197,050         2,820
   Houghton Mifflin                   96,400         4,435
   Penton Media                       40,600           591
   R.H. Donnelley*                   196,300         5,693
   True North Communications          82,575         3,117
                                                ----------
                                                    23,000
                                                ----------
BUILDING & CONSTRUCTION -- 7.1%
   Butler Manufacturing               19,600           451
   Centex Construction Products      164,700         4,628

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Dal-Tile International*           655,000       $ 9,858
   DR Horton                          98,544         2,084
   Elcor                              96,200         1,345
   EMCOR Group*                      193,000         5,912
   Fleetwood Enterprises             233,300         2,111
   Genlyte Group*                    242,400         6,681
   Granite Construction              108,200         3,677
   Jacobs Engineering Group*          82,300         4,773
   LSI Industries                     35,600           783
   MDC Holdings                       60,900         2,396
   Mobile Mini*                       49,700         1,370
   Nortek*                            28,400           777
   Ryland Group                       58,800         2,440
   Simpson Manufacturing*             35,200         1,735
   Standard-Pacific                   56,500         1,192
   Texas Industries                   83,100         2,412
   U.S. Aggregates                    97,400           575
   Winnebago Industries               51,100           904
   York International                229,600         6,355
                                                ----------
                                                    62,459
                                                ----------
CHEMICALS -- 4.7%
   Agrium                            184,500         2,325
   Albemarle                          69,700         1,565
   American Pacific*                 158,800           794
   Arch Chemicals                     60,200         1,282
   Cambrex                           145,700         6,054
   CFC International*                 55,400           242
   Cytec Industries*                 272,850         8,737
   Ethyl                             168,300           252
   H.B. Fuller                        37,800         1,592
   Hercules                          212,200         2,756
   Millennium Chemicals              156,275         2,558
   Minerals Technologies             133,100         4,652
   Nova Chemicals                    114,200         2,295
   Olin                              234,800         4,788
   PolyOne                            60,400           550
   Wellman                            45,300           872
                                                ----------
                                                    41,314
                                                ----------
COAL MINING -- 0.2%
   Arch Coal                          51,800         1,553
                                                ----------
COMMERCIAL SERVICES -- 1.3%
   Advo*                             162,600         6,000
   CDI*                               33,900           441
   F.Y.I.*                            64,900         2,170
   Insurance Auto Auctions*           97,075         1,189
   Stewart Enterprises, Cl A          60,800           302
   US Oncology*                      166,900         1,356
                                                ----------
                                                    11,458
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
   Davox*                            124,150    $    1,412
   Harris                            180,000         4,455
   Tollgrade Communications*          44,000         1,133
                                                ----------
                                                     7,000
                                                ----------
COMPUTERS & SERVICES -- 1.8%
   Adaptec*                          374,600         3,248
   Avant!*                            66,600         1,149
   Bell & Howell*                     89,850         2,026
   Brady, Cl A                       104,650         3,527
   Electronics for Imaging*           47,700         1,175
   Iomega*                           252,600           930
   Maxtor*                           448,700         3,141
   SONICblue*                        232,400         1,104
                                                ----------
                                                    16,300
                                                ----------
CONTAINERS & PACKAGING -- 0.8%
   Ball                                4,000           183
   Bemis                              18,400           609
   Greif Brothers, Cl A               45,600         1,282
   Packaging Corporation
     of America*                     392,100         5,176
                                                ----------
                                                     7,250
                                                ----------
DATA PROCESSING -- 0.2%
   Reynolds & Reynolds, Cl A         100,300         1,931
                                                ----------
DRUGS -- 0.3%
   Alpharma, Cl A                     31,000         1,015
   Perrigo*                          129,300         1,277
                                                ----------
                                                     2,292
                                                ----------
ELECTRICAL SERVICES -- 3.8%
   Allete                             78,000         2,014
   APW*                               53,400           458
   Cleco                              40,080         1,822
   Covanta Energy*                   153,100         2,572
   CTS                                61,600         1,278
   El Paso Electric*                 532,800         7,779
   MDU Resources Group               101,800         3,636
   OGE Energy                        197,900         4,550
   Powell Industries*                 28,000           406
   Public Service of New Mexico       77,500         2,248
   RGS Energy Group                   60,400         2,235
   Sierra Pacific Resources           48,400           716
   UIL Holdings                       23,100         1,097
   Unisource Energy                  102,300         2,148
   WPS Resources                      16,600           567
                                                ----------
                                                    33,526
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ELECTRONICS -- 0.8%
   Insteel Industries                202,300      $    354
   Kent Electronics*                  74,800         1,346
   Sensormatic Electronics*          303,700         5,770
                                                ----------
                                                     7,470
                                                ----------
ENTERTAINMENT -- 2.2%
   Arctic Cat                        256,300         3,508
   Galileo International             229,675         5,030
   Gaylord Entertainment*            145,625         3,874
   Pinnacle Entertainment*            93,700           984
   Six Flags*                        213,000         4,122
   Speedway Motorsports*              58,300         1,516
   Topps*                             79,200           802
                                                ----------
                                                    19,836
                                                ----------
ENVIRONMENTAL SERVICES -- 0.0%
   Sevenson Environmental Services    21,690           241
                                                ----------
FINANCIAL SERVICES -- 3.8%
   Affiliated Managers Group*        129,900         6,105
   AmeriCredit*                       32,000         1,038
   Blackrock*                         24,100           868
   Doral Financial                    54,700         1,641
   Financial Federal*                 77,300         1,894
   John Nuveen, Cl A                  66,100         3,569
   Metris                            117,200         2,435
   Nova/Georgia*                     343,850         6,341
   Raymond James Financial            87,700         2,438
   Southwest Securities Group        108,400         2,025
   Student Loan                       20,500         1,433
   Waddell & Reed Financial, Cl A    144,450         4,095
                                                ----------
                                                    33,882
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 2.3%
   Adolph Coors, CL B                 22,830         1,494
   Constellation Brands, Cl A*        22,100         1,586
   Corn Products International        84,700         2,173
   Dean Foods                         74,000         2,506
   Fleming                            87,800         2,235
   M&F Worldwide*                    144,400           708
   Pathmark Stores*                   64,300         1,106
   Pilgrims Pride, Cl A               16,100           111
   Pilgrims Pride, Cl B               32,200           317
   Ralcorp Holdings*                 272,465         4,877
   Suiza Foods*                       25,900         1,246
   Universal                          42,700         1,684
                                                ----------
                                                    20,043
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


SMALL CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
GAS/NATURAL GAS -- 2.1%
   Cascade Natural Gas                30,100     $     613
   Energen                           129,900         4,585
   Oneok                              42,500         1,738
   Peoples Energy                     55,350         2,151
   Piedmont Natural Gas               80,975         2,875
   UGI                               193,200         4,731
   Vectren                            77,500         1,658
                                                ----------
                                                    18,351
                                                ----------
HAND/MACHINE TOOLS -- 1.4%
   Lincoln Electric Holdings         320,300         6,886
   Regal Beloit                      315,600         5,255
                                                ----------
                                                    12,141
                                                ----------
HOTELS & LODGING -- 1.0%
   Aztar*                            149,600         1,587
   Prime Hospitality*                146,300         1,580
   Starwood Hotels & Resorts
     Worldwide                       114,800         3,904
   Station Casinos*                  146,300         2,020
                                                ----------
                                                     9,091
                                                ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.6%
   Chromcraft Revington*              54,700           547
   Ethan Allen Interiors              22,700           767
   Harman International Industries    53,100         1,359
   Kimball International, Cl B       179,100         2,407
   Salton*                            34,000           517
                                                ----------
                                                     5,597
                                                ----------
INSURANCE -- 7.6%
   Acceptance Insurance*             171,600           700
   Alleghany*                         10,098         2,020
   AmerUs Group                      204,700         6,213
   Annuity and Life Re                75,200         2,237
   Arch Capital Group*               150,800         2,394
   CNA Surety                         31,600           420
   Commerce Group                     89,900         2,877
   Delphi Financial Group, Cl A       19,448           576
   E.W. Blanch Holdings              188,175         1,496
   Everest Re Group                   53,100         3,532
   FBL Financial Group, Cl A          35,257           550
   Hilb, Rogal & Hamilton             67,600         2,366
   IPC Holdings*                     120,800         2,703
   Landamerica Financial Group        39,200         1,395
   Leucadia National                  52,100         1,676
   Liberty Financial                 116,200         4,834
   Pico Holdings*                    159,800         2,237
   Presidential Life                  64,600         1,066
   Radian Group                       32,100         2,175
   RenaissanceRe Holdings             28,200         1,974
   Scottish Annuity & Life Holdings  169,900         2,442

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Stewart Information Services*     291,000    $    4,889
   Trenwick Group                     72,900         1,438
   W.R. Berkley                       83,600         3,767
   White Mountains Insurance Group    33,335        10,951
                                                ----------
                                                    66,928
                                                ----------
INVESTMENT COMPANIES -- 0.3%
   Capital Southwest                  37,200         2,418
                                                ----------
LEASING & RENTING -- 0.4%
   Rent-A-Center*                     32,000         1,470
   Ryder System                       81,900         1,473
   Xtra*                              18,600           887
                                                ----------
                                                     3,830
                                                ----------
MACHINERY -- 3.9%
   Applied Industrial Technologies    69,500         1,140
   Asyst Technologies*               104,400         1,357
   Blyth                              62,000         1,429
   Briggs & Stratton                 137,400         5,272
   Crane                             134,750         3,510
   Donaldson                         110,525         2,950
   Franklin Electric                  28,500         2,041
   Gardner Denver*                    91,200         1,788
   Gehl*                              18,400           274
   Imation*                           44,900         1,007
   JLG Industries                     81,400         1,058
   Magnetek*                         111,300         1,050
   Paxar*                            170,550         2,132
   Stewart & Stevenson Services       61,000         1,327
   Tecumseh Products, Cl A            96,900         4,688
   Tennant                               400            17
   Thomas Industries                  84,800         1,755
   Toro                               25,800         1,187
   Twin Disc                          31,800           458
                                                ----------
                                                    34,440
                                                ----------
MARINE TRANSPORTATION -- 0.4%
   Alexander & Baldwin                47,600         1,017
   Kirby*                            136,300         2,726
                                                ----------
                                                     3,743
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 5.0%
   America Service Group*             64,500         1,612
   Apria Healthcare Group*           195,600         4,730
   Arrow International                50,275         1,898
   Cooper                            138,200         6,544
   Coventry Health Care*              61,800         1,024
   Diagnostic Products                39,500         2,060
   Edwards Lifesciences*             227,225         4,454
   Haemonetics*                      140,525         4,651
   ICU Medical*                       16,500           577
   Inamed*                           178,300         4,235

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Magellan Health Services*         199,300     $   1,844
   National Dentex*                   67,700         1,494
   Ocular Sciences*                   96,300         1,715
   Pacificare Health Systems*         42,500         1,057
   Renal Care Group*                 221,300         5,935
   Sola International*                66,200           596
                                                ----------
                                                    44,426
                                                ----------
METALS & METAL FABRICATE/HARDWARE-- 1.8%
   Amcast Industrial                  51,200           474
   Commercial Metals                  35,500           891
   Kaydon                            261,300         7,050
   Mueller Industries*               179,700         5,398
   Velcro Industries                 183,000         1,876
                                                ----------
                                                    15,689
                                                ----------
METALS & MINING -- 0.4%
   Cleveland-Cliffs                  176,200         3,172
                                                ----------
MISCELLANEOUS MANUFACTURING -- 2.0%
   AO Smith                           28,550           558
   Aptargroup                         44,400         1,353
   Barnes Group                       38,450           731
   Carlisle                          112,600         3,673
   National Service Industries        48,800         1,144
   NCH                                12,730           606
   Pittston Brink's Group            283,200         6,145
   Smith Investment                   10,100           279
   SPS Technologies*                  31,750         1,431
   Tredegar                           90,750         1,597
                                                ----------
                                                    17,517
                                                ----------
OFFICE/BUSINESS EQUIPMENT -- 0.4%
   Standard Register                  11,040           180
   Wallace Computer Services         186,465         3,030
                                                ----------
                                                     3,210
                                                ----------
PAPER & PAPER PRODUCTS -- 1.0%
   Boise Cascade                     134,500         4,223
   Longview Fibre                     46,500           604
   Rayonier                           71,625         2,958
   Rock-Tenn, Cl A                    50,800           406
   Schweitzer-Mauduit International   42,700           754
                                                ----------
                                                     8,945
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 5.3%
   Cabot Oil & Gas, Cl A             209,700         5,662
   CAL Dive International*            97,000         2,461
   Forest Oil*                       161,450         4,827
   Giant Industries*                  44,460           338
   Hydril*                           127,900         2,926
   Lone Star Technologies*            48,500         2,073
   Louis Dreyfus Natural Gas*         27,400         1,014
   Nuevo Energy*                     207,600         3,679

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Patina Oil & Gas                   88,200     $   2,355
   Pennzoil-Quaker State             165,900         2,323
   Precision Drilling*                52,600         1,876
   Pure Resources*                   114,905         2,218
   St. Mary Land & Exploration       132,200         3,074
   Stone Energy*                      43,000         2,119
   Swift Energy*                     214,200         6,863
   Valero Energy                      51,200         1,818
   Vintage Petroleum                  76,400         1,555
                                                ----------
                                                    47,181
                                                ----------
REAL ESTATE -- 0.2%
   Avatar Holdings*                   82,050         1,805
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 10.4%
   Alexandria Real Estate Equities    69,100         2,609
   American Land Lease                86,000         1,096
   Apartment Investment
     & Management, Cl A              104,600         4,649
   Arden Realty                      160,800         3,795
   AvalonBay Communities             137,500         6,299
   Boston Properties                 179,500         6,902
   BRE Properties, Cl A              126,650         3,672
   Brookfield Properties             178,500         2,972
   Cabot Industrial Trust            123,300         2,392
   Charles E. Smith Residential       73,250         3,332
   Equity Office Properties Trust    233,308         6,533
   Equity Residential Property Trust  46,650         2,427
   Essex Property Trust               78,100         3,753
   First Industrial Realty Trust      84,425         2,671
   General Growth Properties         114,200         3,991
   Home Properties of NY              71,500         2,038
   Liberty Property Trust            176,000         4,970
   Mack-Cali Realty                  234,000         6,318
   Post Properties                    73,400         2,569
   Prentiss Properties Trust          97,150         2,395
   PS Business Parks                  86,300         2,343
   Public Storage                    212,400         5,575
   SL Green Realty                   128,600         3,530
   Spieker Properties                 92,350         5,065
                                                ----------
                                                    91,896
                                                ----------
RETAIL -- 4.0%
   AnnTaylor Stores*                  88,900         2,360
   Applebees International            25,200           899
   Brown Shoe                         71,600         1,350
   Cato, Cl A                         86,200         1,298
   Dillards, Cl A                    114,000         2,501
   Dress Barn*                        52,300         1,226
   Footstar*                          59,600         2,393
   Haverty Furniture                  68,900           944
   Jack in the Box*                   69,100         2,070
   Men's Wearhouse*                   55,900         1,206
   MSC Industrial Direct, Cl A*      109,900         1,759

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


SMALL CAP VALUE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Neiman-Marcus Group, Cl A*          4,000    $      130
   Pier 1 Imports                    100,300         1,304
   Ross Stores                       120,700         2,263
   Ryan's Family Steak Houses*       116,380         1,237
   Too*                               85,700         1,606
   Venator Group*                    407,000         5,617
   Zale*                             172,800         5,011
                                                ----------
                                                    35,174
                                                ----------
RUBBER-TIRES -- 0.2%
   Bandag                             20,100           538
   Cooper Tire & Rubber               72,600           824
                                                ----------
                                                     1,362
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.1%
   Axcelis Technologies*             339,925         3,930
   Electroglas*                       22,400           370
   Fairchild Semiconductor
     International, Cl A*             82,000         1,092
   General Semiconductor*            415,400         3,934
                                                ----------
                                                     9,326
                                                ----------
SOFTWARE -- 0.9%
   Activision*                        78,300         1,904
   Digi International*                33,100           191
   Network Associates*               486,500         4,014
   Progress Software*                111,250         1,613
   Timberline Software               119,400           366
                                                ----------
                                                     8,088
                                                ----------
STEEL & STEEL WORKS -- 1.5%
   AK Steel Holding                  449,905         4,522
   Maverick Tube*                     86,500         1,782
   Roanoke Electric Steel            143,000         2,288
   Schnitzer Steel Industries, Cl A  125,000         1,562
   Tubos de Acero de Mexico ADR      204,500         2,239
   USX-U.S. Steel Group               70,600         1,037
                                                ----------
                                                    13,430
                                                ----------
TELEPHONES & TELECOMMUNICATIONS -- 0.3%
   Mastec*                            62,300           842
   Microcell Telecommunications*     168,500         1,875
                                                ----------
                                                     2,717
                                                ----------
TRUCKING -- 1.5%
   Arkansas Best*                     57,600           907
   Arnold Industries                 156,975         2,992
   Roadway Express                    43,500           957
   Usfreightways                     253,200         7,976
   Yellow*                            34,150           585
                                                ----------
                                                    13,417
                                                ----------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE -- 0.3%
   Aviall*                           136,500    $      908
   Handleman*                         81,500           813
   United Stationers*                 45,800         1,111
                                                ----------
                                                     2,832
                                                ----------
Total Common Stocks
   (Cost $783,521)                                 857,050
                                                ----------

PREFERRED STOCK -- 0.0%
   Craig*                             97,900           196
                                                ----------
Total Preferred Stock
   (Cost $708)                                         196
                                                ----------

RIGHTS -- 0.0%
   Bank United*                       46,300            12
                                                ----------
Total Rights
   (Cost $8)                                            12
                                                ----------

WARRANTS -- 0.0%
   Dime Bancorp (C)*                  30,242             7
                                                ----------
Total Warrants
   (Cost $0)                                             7
                                                ----------

CLOSED-END FUND -- 0.5%
   John Hancock Bank and Thrift
     Opportunity Fund                583,400         4,660
                                                ----------
Total Closed-End Fund
   (Cost $4,615)                                     4,660
                                                ----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A) (B)
      5.891%,  08/30/01                 $900           885
                                                ----------
Total U.S. Treasury Obligation
   (Cost $882)                                         885
                                                ----------

MONEY MARKET FUNDS -- 0.1%
   Evergreen Select Money Market
     Fund, Cl I                      370,097           370
   Fidelity Institutional Government
     Portfolio - III, Cl I           646,503           647
                                                ----------
Total Money Market Funds
   (Cost $1,017)                                     1,017
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 1.9%
   Merrill Lynch
     5.520%, dated 03/30/01, matures
     04/02/01, repurchase price
     $390,278 (collateralized by
     U.S. Treasury obligation,
     total par value
     $357,198, 6.000%-12.750%,
     11/15/10-08/15/27, total
     market value: $398,084)          $  390     $     390
   Morgan Stanley Dean Witter
     5.310%, dated 03/30/01, matures
     04/02/01, repurchase price
     $16,553,343 (collateralized by
     TVA obligations, total par
     value $16,486,000, 5.375%-6.375%,
     06/15/05-11/13/08, total market
     value: $17,029,874)              16,546        16,546
                                                ----------
Total Repurchase Agreements
   (Cost $16,936)                                   16,936
                                                ----------
Total Investments -- 99.7%
   (Cost $807,687)                                 880,763
                                                ----------
Other Assets and Liabilities, Net -- 0.3%            2,080
                                                ----------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 54,281,626 outstanding                 766,874
Undistributed net investment income                  1,482
Accumulated net realized gain
   on investments                                   41,204
Net unrealized appreciation on futures                 207
Net unrealized appreciation on investments          73,076
                                                ----------
Total Net Assets -- 100.0%                        $882,843
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                      $16.26
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
(C) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
TVA -- TENNESSEE VALLEY AUTHORITY
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
AEROSPACE & DEFENSE -- 0.7%
   Alliant Techsystems*               15,700    $    1,390
   BE Aerospace*                     248,900         4,574
   Moog, Cl A*                        30,100         1,069
                                                ----------
                                                     7,033
                                                ----------
AIR TRANSPORTATION -- 0.8%
   Frontier Airlines*                 63,450           773
   Hawaiian Airlines*              1,095,300         3,560
   Offshore Logistics*               155,100         3,848
                                                ----------
                                                     8,181
                                                ----------
APPAREL/TEXTILES -- 1.9%
   Ashworth*                         127,300           819
   Columbia Sportswear*               82,800         3,766
   Polo Ralph Lauren*                262,100         7,208
   Quiksilver*                       237,500         6,306
                                                ----------
                                                    18,099
                                                ----------
BANKS -- 1.0%
   Alabama National Bancorp           17,400           522
   East-West Bancorp                 100,400         1,933
   Firstfed Financial*                29,500           826
   GBC Bancorp/California             15,500           442
   Greater Bay Bancorp                35,100           884
   Investors Financial Services       20,100         1,178
   Pacific Century Financial          39,900           758
   Silicon Valley Bancshares*         79,300         1,864
   Southwest Bancorp of Texas*        59,200         1,857
                                                ----------
                                                    10,264
                                                ----------
BIOTECHNOLOGY -- 1.0%
   Incyte Genomics*                  263,450         4,044
   Lynx Therapeutics*                129,300         1,089
   Neose Technologies*               172,600         4,229
                                                ----------
                                                     9,362
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.8%
   Catalina Marketing*                37,100         1,208
   COX Radio, Cl A*                  167,200         3,513
   Entercom Communications*           65,300         2,566
   Getty Images*                     140,700         2,269
   Hispanic Broadcasting*            107,800         2,059
   Paxson Communications*            197,800         1,929
   R.H. Donnelley*                    61,000         1,769
   Scholastic*                        37,100         1,338
   Spanish Broadcasting System*      139,450           906
                                                ----------
                                                    17,557
                                                ----------
BUILDING & CONSTRUCTION -- 1.9%
   Centex                            127,500         5,310
   EMCOR Group*                      101,100         3,097

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)

SMALL CAP GROWTH FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Insituform Technologies, Cl A*     59,300    $    1,935
   Lennar                            149,700         5,967
   Toll Brothers*                     56,000         2,156
                                                ----------
                                                    18,465
                                                ----------
CHEMICALS -- 0.3%
   Symyx Technologies*               201,800         2,548
                                                ----------
COMMERCIAL SERVICES -- 3.8%
   Advo*                              54,700         2,018
   Aurora Biosciences*                83,700         1,496
   Career Education*                 142,100         7,140
   Corinthian Colleges*              150,700         6,066
   Education Management*              84,800         2,767
   Forrester Research*                36,250           863
   Hall Kinion & Associates*          98,300           568
   Learning Tree International*       37,400           775
   Memberworks*                      124,300         2,921
   Pharmaceutical Product Devel*     145,000         6,108
   Professional Detailing*            19,800         1,222
   Profit Recovery Group
     International*                  299,100         1,869
   Resources Connection*               3,400            75
   TeleTech Holdings*                 63,700           502
   Tetra Tech*                        51,300         1,039
   TRC*                               39,000         1,150
   Ventiv Health*                     56,400           867
                                                ----------
                                                    37,446
                                                ----------
COMMUNICATIONS EQUIPMENT -- 1.8%
   Anaren Microwave*                  74,000           930
   Digital Lightwave*                    747            13
   Elastic Networks*                 406,500           406
   Harris                             38,700           958
   Metawave Communications*          400,500         2,478
   Polycom*                          166,900         2,065
   Powerwave Technologies*            69,100           941
   SBA Communications*                73,700         1,165
   Spectralink*                      149,500         1,448
   Stanford Microdevices*            321,500         2,039
   Symmetricom*                      185,550         2,250
   Tollgrade Communications*          27,800           716
   Viasat*                           135,400         2,048
   WebLink Wireless*                 154,500            19
   WJ Communications*                 83,000           207
                                                ----------
                                                    17,683
                                                ----------
COMPUTERS & SERVICES -- 10.2%
   Aeroflex*                          45,000           464
   Aspen Technology*                  47,500         1,134
   Auspex Systems*                   403,600         1,665

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Autodesk                           32,800    $    1,002
   Avant!*                            45,000           776
   Avocent*                           99,000         2,159
   Carreker*                         281,300         5,345
   Catapult Communications*           45,800         1,168
   Click Commerce*                   119,800         1,018
   CNET Networks*                     15,900           178
   Corillian*                        282,600         1,678
   Digimarc*                       1,101,100        16,516
   Digital Insight*                  546,500         6,285
   Echelon*                          195,700         2,899
   Espeed, Cl A*                     161,600         3,303
   Firepond*                         133,900           335
   Freemarkets*                       34,800           332
   GoTo.Com*                         312,400         2,450
   Homestore.com*                    165,500         3,931
   HotJobs.com*                      183,300           928
   Ikos Systems*                      67,000           687
   Immersion*                        675,000         3,839
   Intranet Solutions*               120,200         2,877
   Jupiter Media Metrix*             177,437           577
   Lantronix*                        365,000         1,836
   LifeMinders*                       65,900            58
   LivePerson*                       727,500           273
   Mcafee.com*                       625,300         3,721
   Mentor Graphics*                  284,000         5,857
   Mercury Computer Systems*          46,200         1,773
   Multex.com*                       131,800         2,043
   NetZero*                        1,115,000           732
   Niku*                             154,000           414
   Pixar*                            381,200        11,722
   Planar Systems*                     5,000            64
   SafeNet*                           72,900           902
   Silicon Storage Technology*       203,500         1,766
   SonicWall*                         56,300           686
   Talx*                              44,700         1,104
   Ticketmaster, Cl B*               367,300         3,329
   Wireless Facilities*              302,700         1,249
                                                ----------
                                                    99,075
                                                ----------
CONTAINERS & PACKAGING -- 0.1%
   Pactiv*                            90,200         1,092
                                                ----------
DATA PROCESSING -- 0.4%
   Documentum*                        20,000           220
   eFunds*                           202,400         3,896
                                                ----------
                                                     4,116
                                                ----------
DRUGS -- 5.7%
   Aerogen*                          252,850         1,075
   Alkermes*                         361,600         7,933

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Andrx Group*                       18,100     $     887
   Angiotech Pharmaceuticals*         32,300         1,276
   Aradigm*                           72,100           415
   Celgene*                          311,200         7,780
   Cephalon*                         127,200         6,114
   Cubist Pharmaceuticals*           199,400         4,885
   Dusa Pharmaceuticals*             167,100         2,224
   Emisphere Technologies*           189,800         2,716
   First Horizon Pharmaceutical*     333,100         6,953
   Medicis Pharmaceutical, Cl A*      72,450         3,247
   Noven Pharmaceuticals*             58,200         1,648
   Pozen*                            188,500         1,508
   Priority Healthcare, Cl B*         68,100         2,571
   SICOR*                            246,900         3,441
   Triangle Pharmaceuticals*          38,900           224
                                                ----------
                                                    54,897
                                                ----------
ELECTRICAL SERVICES -- 0.9%
   Black Hills                        18,900           864
   C&D Technologies                   20,300           560
   Capstone Turbine*                  76,500         2,171
   Covanta Energy*                   118,000         1,982
   Electro Scientific Industries*     41,200         1,156
   NRG Energy*                        23,400           852
   Powell Industries*                 51,500           747
                                                ----------
                                                     8,332
                                                ----------
ELECTRONICS -- 3.1%
   BEI Technologies                  109,200         1,734
   Coherent*                          19,800           703
   Cyberoptics*                       50,250           528
   Cymer*                             95,500         2,066
   Engineered Support Systems         50,500           978
   Entegris*                         259,400         1,897
   FEI*                              488,800        10,784
   Garmin*                            18,600           370
   Mettler Toledo International*      30,100         1,239
   Molecular Devices*                 98,300         4,473
   Park Electrochemical               59,900         1,354
   Photon Dynamics*                    7,000           148
   Sawtek*                           129,800         2,312
   Sipex*                             88,300           825
   Universal Electronics*             30,500           503
                                                ----------
                                                    29,914
                                                ----------
ENTERTAINMENT -- 2.4%
   Anchor Gaming*                    114,200         6,995
   Callaway Golf                     163,100         3,622
   Direct Focus*                      34,200           855

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Galileo International             141,900    $    3,108
   Gtech Holdings*                    37,300         1,016
   Jakks Pacific*                    243,000         2,582
   Shuffle Master*                   169,650         4,273
   WMS Industries*                    56,500         1,017
                                                ----------
                                                    23,468
                                                ----------
ENVIRONMENTAL SERVICES -- 0.5%
   Stericycle*                        80,400         3,588
   Waste Connections*                 48,100         1,386
                                                ----------
                                                     4,974
                                                ----------
FINANCIAL SERVICES -- 4.0%
   Actrade Financial Technologies*    40,400           927
   AmeriCredit*                      277,000         8,983
   Doral Financial                   103,700         3,111
   Financial Federal*                208,100         5,098
   Friedman, Billings,
     Ramsey Group, Cl A*             421,200         2,308
   Investment Technology Group*       82,000         4,198
   Knight Trading Group*             236,400         3,457
   Metris                            127,550         2,650
   NCO Group*                         81,500         2,083
   NextCard*                         179,900         1,855
   Waddell & Reed Financial, Cl A    146,000         4,139
                                                ----------
                                                    38,809
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 0.6%
   Fleming                           152,600         3,884
   Smithfield Foods*                  19,100           621
   Wild Oats Markets*                197,700         1,785
                                                ----------
                                                     6,290
                                                ----------
GAS/NATURAL GAS -- 0.1%
   Southwestern Energy*               56,400           558
                                                ----------
HOTELS & LODGING -- 0.5%
   Four Seasons Hotels                81,000         4,009
   Prime Hospitality*                 84,100           908
                                                ----------
                                                     4,917
                                                ----------
INSURANCE -- 1.1%
   AmerUs Group                       38,400         1,165
   Everest Re Group                   48,100         3,200
   PMI Group                          24,100         1,566
   Stancorp Financial Group           31,500         1,326
   W.R. Berkley                       71,800         3,235
                                                ----------
                                                    10,492
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


SMALL CAP GROWTH FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
LEASING & RENTING -- 0.4%
   Rent-A-Center*                     80,100    $    3,680
                                                ----------
MARINE TRANSPORTATION -- 0.2%
   Overseas Shipholding Group         42,700         1,174
   Teekay Shipping                    14,400           613
                                                ----------
                                                     1,787
                                                ----------
MEASURING DEVICES -- 0.3%
   Datum*                             25,400           351
   Input/Output*                     166,800         1,560
   OpticNet*                          27,300            --
   Varian*                            29,100           744
                                                ----------
                                                     2,655
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 15.3%
   Abgenix*                           13,600           322
   AdvancePCS*                        98,000         5,318
   Albany Molecular Research*         63,800         2,233
   American Medical Systems
     Holdings*                       228,500         1,885
   Amerisource Health, Cl A*          23,000         1,128
   Apria Healthcare Group*            57,500         1,390
   Arqule*                            46,000           609
   Aviron*                            30,400         1,263
   Barr Laboratories*                  9,700           555
   Cell Therapeutics*                121,300         2,176
   Charles River Laboratories
     International*                   28,450           704
   COR Therapeutics*                 332,000         7,470
   Corixa*                            78,500           628
   Coventry Health Care*              92,400         1,530
   CV Therapeutics*                   24,800           818
   Cytyc*                            617,600        10,190
   DaVita*                           301,000         5,111
   Gene Logic*                       364,000         6,097
   Guilford Pharmaceuticals*          79,500         1,471
   Health Management
     Associates, Cl A*                85,200         1,325
   Health Net*                        42,200           870
   Henry Schein*                     148,900         5,472
   Humana*                            70,600           740
   Illumina*                          39,000           275
   Impath*                            15,800           733
   Inhale Therapeutic Systems*        36,000           769
   Insmed*                           264,000         1,180
   Intermagnetics General*            69,800         1,693
   Invacare                           69,600         2,751
   Invitrogen*                       117,800         6,461
   Laboratory of America Holdings*     8,300           998


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   LifePoint Hospitals*               69,900    $    2,499
   Medicines*                        241,700         2,689
   MGI Pharma*                       160,900         1,760
   Myriad Genetics*                   30,500         1,237
   Neopharm*                         119,600         2,549
   Neurocrine Biosciences*            88,100         1,817
   Neurogen*                          27,200           643
   NPS Pharmaceuticals*               30,400           638
   Oakley*                           666,000        11,835
   Onyx Pharmaceuticals*              97,200           948
   Paradigm Genetics*                757,550         4,167
   Pharmacyclics*                    256,500         5,771
   PolyMedica*                       171,800         3,908
   Protein Design Labs*               25,200         1,121
   Province Healthcare*               83,400         2,538
   Regeneron Pharmaceutical*          30,200           670
   RehabCare Group*                   52,100         2,147
   Resmed*                            23,300           941
   Respironics*                      172,100         5,249
   Sangamo Biosciences*               39,600           426
   Sangstat Medical*                 158,100         1,403
   Specialty Laboratories*             1,500            37
   Steris*                            29,300           413
   SurModics*                         89,100         3,208
   Syncor International*              42,200         1,361
   Tanox*                             75,500         1,468
   Thoratec*                           6,950            59
   Titan Pharmaceuticals*             37,900           841
   Transgenomic*                     553,100         3,664
   Triad Hospitals*                   55,000         1,554
   Urocor*                           108,900         1,035
   Varian Medical Systems*            84,400         5,132
   Vascular Solutions*                73,300           458
                                                ----------
                                                   148,351
                                                ----------
METALS & METAL FABRICATE/HARDWARE -- 0.3%
   Precision Castparts                88,700         2,932
                                                ----------
OFFICE/BUSINESS EQUIPMENT -- 0.1%
   Interface, Cl A                   128,900           886
                                                ----------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM                               134,200         1,369
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 10.3%
   Cabot Oil & Gas, Cl A             107,300         2,897
   CAL Dive International*           132,200         3,355
   Comstock Resources*               144,800         1,629
   Core Laboratories*                185,800         3,487
   Cross Timbers Oil                 208,150         5,152
   Equitable Resources                50,200         3,464

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Hanover Compressor*                36,300    $    1,151
   Horizon Offshore*                 280,700         6,947
   HS Resources*                       5,800           261
   Key Energy Services*              439,300         4,700
   KEY Production*                    58,000         1,203
   Louis Dreyfus Natural Gas*         96,500         3,570
   Marine Drilling*                  190,600         5,079
   Millennium Cell*                  276,000         2,053
   National-Oilwell*                 164,500         5,697
   Ocean Energy                      253,100         4,189
   Patina Oil & Gas                   64,200         1,714
   Patterson Energy*                 354,400        11,208
   Precision Drilling*               157,800         5,629
   Rowan*                             37,400         1,028
   Superior Energy Services*         220,800         2,401
   Swift Energy*                      53,400         1,711
   Tetra Technologies*                50,400         1,021
   Tom Brown                         170,400         5,623
   UTI Energy*                       209,100         6,325
   Valero Energy                     221,900         7,877
   Vintage Petroleum                  32,000           651
                                                ----------
                                                   100,022
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   Annaly Mortgage Management        202,100         2,276
   Pinnacle Holdings*                132,700         1,174
                                                ----------
                                                     3,450
                                                ----------
RETAIL -- 9.0%
   99 Cents Only Stores*              62,250         1,439
   American Eagle Outfitters*        282,600         8,125
   Bebe Stores*                       39,400           872
   Brinker International*            136,450         3,808
   Burlington Coat Factory
     Warehouse                        72,500         1,428
   CBRL Group                        105,000         1,910
   Charlotte Russe Holding*           36,100         1,074
   Cheesecake Factory*                22,450           826
   Chico's FAS*                      100,100         3,285
   Childrens Place*                  196,400         4,714
   Christopher & Banks*               70,300         2,118
   Factory 2-U Stores*                90,100         2,461
   Genesco*                          198,600         5,442
   HOT Topic*                        270,200         7,566
   Jack in the Box*                  112,400         3,366
   Kenneth Cole Productions, Cl A*   168,750         4,210
   Longs Drug Stores                  50,700         1,499
   Pacific Sunwear of California*    159,500         4,386
   Panera Bread, Cl A*                36,900           987
   Rare Hospitality International*   127,200         3,164
   Reebok International*             263,900         6,561

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Ruby Tuesday                      172,300    $    3,379
   School Specialty*                 103,500         2,232
   Skechers USA, Cl A*               114,700         2,753
   Stein Mart*                        93,400         1,022
   Talbots                           110,400         4,690
   Too*                               22,700           425
   Tweeter Home Entertainment
     Group*                          174,400         3,390
                                                ----------
                                                    87,132
                                                ----------
RETIREMENT/AGED CARE -- 0.7%
   Sunrise Assisted Living*          364,000         7,166
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.8%
   Alpha Industries*                  47,300           745
   AstroPower*                        58,200         1,746
   Axcelis Technologies*              84,100           972
   AXT*                               25,600           384
   Celeritek*                         90,200         1,150
   Cirrus Logic*                      94,200         1,407
   Credence Systems*                  68,600         1,406
   Exar*                              92,600         1,817
   Fairchild Semiconductor
     International, Cl A*            160,300         2,135
   Helix Technology                   40,900           960
   Intersil Holding*                  68,900         1,270
   LTX*                              149,100         2,786
   Microsemi*                         65,700         1,840
   Microtune*                         11,000            86
   O2Micro International*             55,000           323
   OAK Technology*                   150,300           888
   Omnivision Technologies*          681,800         2,344
   Pericom Semiconductor*             55,800           718
   Photronics*                       104,900         2,590
   Pixelworks*                       344,700         3,447
   PLX Technology*                   123,400           544
   Power Integrations*               121,100         2,089
   RF Micro Devices*                  50,800           594
   Rudolph Technologies*              86,100         2,987
   Silicon Laboratories*              27,200           541
   Silicon Valley Group*              70,300         1,933
   Standard Microsystems*             56,100           845
   Therma-Wave*                       30,800           389
   Triquint Semiconductor*            69,600         1,031
   Tvia*                             470,700           750
   Ultratech Stepper*                 76,500         1,884
   Veeco Instruments*                 13,200           549
   Virage Logic*                      12,500           149
   Virata*                           178,500         2,332
   Zoran*                             55,000           842
                                                ----------
                                                    46,473
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


SMALL CAP GROWTH FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
SOFTWARE -- 6.9%
   Actuate*                           91,100     $     871
   Advent Software*                   74,800         3,315
   AremisSoft*                       342,000         4,446
   Art Technology Group*              65,200           782
   Barra*                             17,400           940
   Bsquare*                          138,100         1,528
   Business Objects ADR*               3,950           122
   Cerner*                            18,900           647
   Digex*                            114,000         1,589
   Eclipsys*                          52,000         1,014
   Embarcadero Technologies*          25,800           429
   Entrust Technologies*              61,000           507
   EXE Technologies*                  80,200           541
   HNC Software*                      44,000           773
   Informatica*                       96,700         1,287
   Interactive Intelligence*          44,300           637
   Mapinfo*                           24,700           438
   Matrixone*                        108,900         1,858
   Moldflow*                         294,000         5,522
   National Instruments*              48,200         1,573
   Netegrity*                        113,050         2,784
   NETIQ*                            182,600         3,447
   Onyx Software*                    738,000         5,927
   Open Text*                         57,300         1,120
   Peregrine Systems*                 85,000         1,657
   Phoenix Technologies*              69,900           970
   Proxicom*                         154,000           452
   Red Hat*                          646,400         3,937
   Retek*                            202,200         3,804
   RSA Security*                      58,950         1,455
   Selectica*                         28,400           148
   Serena Software*                   80,400           734
   THQ*                               85,800         3,260
   Verity*                           237,700         5,393
   WebTrends*                        296,900         2,672
                                                ----------
                                                    66,579
                                                ----------
STEEL & STEEL WORKS -- 1.9%
   Maverick Tube*                    423,900         8,732
   Shaw Group*                       210,700         9,842
                                                ----------
                                                    18,574
                                                ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.4%
   Allegiance Telecom*                61,200           903
   Dobson Communications, Cl A*      104,400         1,729


--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Illuminet Holdings*                36,800    $      757
   Leap Wireless International*       42,400         1,190
   Metro One Telecommunications*     190,600         6,242
   Optical Communication Products*    46,700           327
   West*                              66,600         1,490
   Z-Tel Technologies*               244,800           887
                                                ----------
                                                    13,525
                                                ----------
TRUCKING -- 0.1%
   Forward Air*                       43,400         1,419
                                                ----------
WHOLESALE -- 0.2%
   Advanced Marketing Services        32,800           768
   Daisytek International*           100,600           786
                                                ----------
                                                     1,554
                                                ----------
Total Common Stocks
   (Cost $1,084,057)                               941,126
                                                ----------

WARRANTS -- 0.0%
   Endo Pharmaceuticals
     Holdings, Expires 12/31/02*      82,000            31
                                                ----------
Total Warrants
   (Cost $298)                                          31
                                                ----------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
      6.144%,  08/30/01               $2,500         2,457
                                                ----------
Total U.S. Treasury Obligation
   (Cost $2,447)                                     2,457
                                                ----------

MONEY MARKET FUNDS -- 0.5%
   Evergreen Select Money
     Market Fund, Cl I             4,807,668         4,808
   Fidelity Institutional Domestic
     Portfolio, Cl I                 240,953           241
                                                ----------
Total Money Market Funds
   (Cost $5,049)                                     5,049
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%
   JP Morgan
     5.270%, dated 03/30/01, matures
     04/02/01, repurchase price $17,972,988
     (collateralized by FNMA obligations,
     total par value $17,519,000,
     5.625%-5.750%, 04/15/03-05/14/04, total
     market value: $18,285,534)      $17,923    $   17,923
                                                ----------
Total Repurchase Agreement
   (Cost $17,923)                                   17,923
                                                ----------
Total Investments -- 99.6%
   (Cost $1,109,774)                               966,586
                                                ----------
Other Assets and Liabilities, Net -- 0.4%            4,179
                                                ----------


NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 68,165,418 outstanding
   shares of beneficial interest                 1,282,782
Accumulated net investment loss                     (4,713)
Accumulated net realized loss
   on investments                                 (164,321)
Net unrealized appreciation on futures                 205
Net unrealized depreciation
   on investments                                 (143,188)
                                                ----------
Total Net Assets -- 100.0%                      $  970,765
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                      $14.24
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



MID-CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.7%
AEROSPACE & DEFENSE -- 0.8%
   BF Goodrich                         3,600    $      138
   General Dynamics                    1,500            94
                                                ----------
                                                       232
                                                ----------
AIR TRANSPORTATION -- 2.3%
   Continental Airlines, Cl B*         3,600           149
   Delta Air Lines                     1,500            59
   FedEx*                              1,700            71
   Sabre Holdings*                     2,100            97
   Southwest Airlines                 13,950           248
                                                ----------
                                                       624
                                                ----------
APPAREL/TEXTILES -- 0.6%
   Jones Apparel Group*                4,500           170
                                                ----------
AUTOMOTIVE -- 2.1%
   Delphi Automotive Systems           4,900            69
   Harley-Davidson                     3,300           125
   ITT Industries                      3,300           128
   Rockwell International              3,700           134
   SPX*                                1,300           118
                                                ----------
                                                       574
                                                ----------
BANKS -- 6.2%
   Associated Banc                     1,900            63
   Bancwest                            6,300           151
   Banknorth Group                     6,000           119
   Charter One Financial               6,441           182
   City National                       5,800           223
   Comerica                            2,700           166
   Greenpoint Financial                7,500           244
   Keycorp                            11,600           299
   National City                       3,500            94
   TCF Financial                       3,600           136
                                                ----------
                                                     1,677
                                                ----------

BEAUTY PRODUCTS -- 0.4%
   International Flavors & Fragrances  4,700           104
                                                ----------
BIOTECHNOLOGY -- 0.1%
   Biogen*                               600            38
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Adelphia Communications, Cl A*      1,300            53
   Hispanic Broadcasting*              5,900           113
   New York Times, Cl A                  900            37
   Univision Communications, Cl A*     2,400            92
                                                ----------
                                                       295
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


MID-CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.7%
   Dycom Industries*                   8,000    $      103
   USG                                 5,100            78
                                                ----------
                                                       181
                                                ----------
CHEMICALS -- 2.7%
   Air Products & Chemicals            4,500           173
   Ashland                             8,500           326
   Cabot                               7,100           224
                                                ----------
                                                       723
                                                ----------
COMMERCIAL SERVICES -- 1.6%
   Cendant*                           18,300           267
   Manpower                            2,800            81
   Quanta Services*                    2,200            49
   TeleTech Holdings*                  5,000            39
                                                ----------
                                                       436
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.4%
   Aether Systems*                     1,200            16
   Scientific-Atlanta                  2,200            91
                                                ----------
                                                       107
                                                ----------
COMPUTERS & SERVICES -- 3.1%
   Adaptec*                            5,400            47
   Ariba*                              1,700            13
   At Home*                            2,200            10
   Autodesk                            1,600            49
   Brocade Communications System*      2,000            42
   Commerce One*                       1,900            18
   DoubleClick*                        1,100            13
   E.piphany*                            750             9
   Homestore.com*                        500            12
   Jabil Circuit*                      2,100            45
   Lexmark International*              1,500            68
   Macromedia*                           500             8
   NCR*                                1,900            74
   Quantum - DLT & Storage*            3,800            44
   Redback Networks*                   3,000            39
   Silicon Storage Technology*         1,700            15
   SunGard Data Systems*               3,200           158
   Symbol Technologies                   400            14
   Unisys*                            11,900           167
                                                ----------
                                                       845
                                                ----------
CONTAINERS & PACKAGING -- 0.3%
   Bemis                               1,200            40
   Sonoco Products                     2,300            49
                                                ----------
                                                        89
                                                ----------
DATA PROCESSING -- 1.3%
   CSG Systems International*          4,900           202
   Fiserv*                             1,300            58
   Reynolds & Reynolds, Cl A           5,200           100
                                                ----------
                                                       360
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
DRUGS -- 5.0%
   Allergan                            2,500    $      185
   Alza*                               5,300           215
   Andrx Group*                        1,600            78
   Forest Laboratories*                5,800           344
   IVAX*                               6,000           189
   King Pharmaceuticals*               4,125           168
   Medimmune*                          2,700            97
   Mylan Laboratories                  2,700            70
   Watson Pharmaceutical*                200            11
                                                ----------
                                                     1,357
                                                ----------
ELECTRICAL SERVICES -- 9.1%
   Ameren                              2,400            98
   American Power Conversion*          6,200            80
   Calpine*                            3,200           176
   CMS Energy                          1,500            44
   DTE Energy                         10,200           406
   Energy East                         6,100           106
   FirstEnergy                         9,500           265
   Kemet*                              5,500            93
   NRG Energy*                         4,100           149
   NSTAR                               2,900           111
   Pinnacle West Capital                 800            37
   Power-One*                          2,100            30
   PPL                                 8,000           352
   Public Service Enterprise Group     3,800           164
   Puget Energy                        1,800            41
   TXU                                 7,200           298
                                                ----------
                                                     2,450
                                                ----------
ELECTRONICS -- 2.8%
   Arrow Electronics*                 10,300           233
   Avnet                               5,800           119
   AVX                                 9,000           155
   Sanmina*                            4,500            88
   SCI Systems*                        2,200            40
   Vishay Intertechnology*             5,750           114
                                                ----------
                                                       749
                                                ----------
ENTERTAINMENT -- 1.6%
   Brunswick                           5,200           102
   Galileo International              12,500           274
   International Game Technology*      1,100            55
                                                ----------
                                                       431
                                                ----------
ENVIRONMENTAL SERVICES -- 0.4%
   Republic Services*                  5,200            98
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.6%
   AG Edwards                          2,200    $       81
   Bear Stearns                        1,115            51
   Capital One Financial               2,900           161
   Countrywide Credit Industry         4,100           202
   E*trade Group*                      2,300            16
   Lehman Brothers Holdings            5,300           332
   Moody's                             2,200            61
   Providian Financial                 6,800           334
                                                ----------
                                                     1,238
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 4.0%
   Archer-Daniels-Midland             11,800           155
   Conagra Foods                      12,100           221
   Flowers Foods*                        620            12
   Hormel Foods                        8,600           168
   Pepsi Bottling Group                5,700           217
   Supervalu                          10,200           136
   UST                                 1,700            51
   Viad                                5,600           133
                                                ----------
                                                     1,093
                                                ----------
GAS/NATURAL GAS -- 3.1%
   KeySpan                             5,900           225
   Praxair                             1,500            67
   Sempra Energy                      23,124           538
                                                ----------
                                                       830
                                                ----------
HOTELS & LODGING -- 0.8%
   Harrah's Entertainment*             3,300            97
   Starwood Hotels & Resorts
     Worldwide                         3,900           133
                                                ----------
                                                       230
                                                ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   Fortune Brands                      6,200           213
   Whirlpool                           1,300            65
                                                ----------
                                                       278
                                                ----------
INSURANCE -- 7.6%
   Allmerica Financial                 3,600           187
   AMBAC Financial Group                 800            51
   Loew's                              8,400           499
   MGIC Investment                     3,500           239
   Old Republic International          6,100           173
   Oxford Health Plans*                6,100           163
   PMI Group                           4,400           286
   Protective Life                     2,500            77
   Torchmark                           4,300           167
   UnitedHealth Group                  3,400           201
                                                ----------
                                                     2,043
                                                ----------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
LEASING & RENTING -- 0.3%
   Comdisco                            8,800    $       70
                                                ----------
MACHINERY -- 2.6%
   Applied Biosystems Group -
     Applera                           2,800            78
   Danaher                               900            49
   Dover                               2,400            86
   Johnson Controls                    5,500           344
   Pentair                             1,900            48
   PerkinElmer                           800            42
   Waters*                             1,100            51
                                                ----------
                                                       698
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 3.1%
   Apogent Technologies*               2,900            59
   Beckman Coulter                     2,200            86
   Dentsply International              1,000            37
   Idec Pharmaceuticals*               1,800            72
   McKesson HBOC                       5,200           139
   Patterson Dental*                   3,200            98
   St. Jude Medical*                   1,400            75
   Tenet Healthcare*                   3,100           136
   Wellpoint Health Networks*          1,300           124
                                                ----------
                                                       826
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.2%
   Cooper Industries                   1,500            50
                                                ----------
PAPER & PAPER PRODUCTS -- 0.8%
   Westvaco                            3,400            82
   Weyerhaeuser                        2,400           122
                                                ----------
                                                       204
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 8.3%
   Apache                              4,100           236
   BJ Services*                        3,900           278
   Devon Energy                        3,600           210
   Ensco International                 3,000           105
   Kerr-McGee                          2,500           162
   Nabors Industries*                  2,600           135
   Noble Drilling*                     1,500            69
   Occidental Petroleum               18,700           463
   Rowan*                              7,800           215
   Tidewater                             900            41
   Ultramar Diamond Shamrock           2,000            72
   USX-Marathon Group                    800            22
   Valero Energy                       6,800           241
                                                ----------
                                                     2,249
                                                ----------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


MID-CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
RAILROADS -- 2.2%
   Union Pacific                      10,400    $      585
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
   Apartment Investment
     & Management, Cl A                3,100           138
   Equity Office Properties Trust      9,400           263
   Prologis Trust                      4,300            86
                                                ----------
                                                       487
                                                ----------
RETAIL -- 5.3%
   Autozone*                           8,200           230
   BJ's Wholesale Club*                2,300           110
   CDW Computer Centers*                 900            28
   Darden Restaurants                  6,400           152
   Federated Department Stores*        6,800           283
   May Department Stores               6,900           245
   Outback Steakhouse*                 3,300            84
   RadioShack                          1,700            62
   Ross Stores                         4,200            79
   TJX                                 3,500           112
   Wendy's International               2,200            49
                                                ----------
                                                     1,434
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.6%
   Advanced Micro Devices*             4,900           130
   Applied Micro Circuits*             1,500            25
   Cypress Semiconductor*              5,300            94
   Integrated Device Technology*       1,300            38
   International Rectifier*            8,000           324
   Nvidia*                               900            58
   QLogic*                             2,000            45
                                                ----------
                                                       714
                                                ----------
SOFTWARE -- 1.9%
   Art Technology Group*                 500             6
   BMC Software*                       6,700           144
   BroadVision*                        1,900            10
   Micromuse*                          1,000            38
   Openwave Systems*                   1,244            25
   Rational Software*                  2,200            39
   Sybase*                            13,000           202
   Symantec*                           1,100            46
                                                ----------
                                                       510
                                                ----------
TELEPHONES & TELECOMMUNICATIONS -- 2.4%
   CenturyTel                          3,350            96
   Newport                             1,500            44
   NTL*                                1,700            43
   Telephone & Data Systems            2,500           234
   US Cellular*                        3,100           197
   XO Communications, Cl A*            3,500            25
                                                ----------
                                                       639
                                                ----------


--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TRUCKING -- 0.2%
   Navistar International*             2,200    $       50
                                                ----------
WHOLESALE -- 1.3%
   Ingram Micro, Cl A*                 3,000            41
   Tech Data*                         10,300           304
                                                ----------
                                                       345
                                                ----------
Total Common Stocks
   (Cost $25,275)                                   26,113
                                                ----------

REPURCHASE AGREEMENT -- 2.9%
   Morgan Stanley Dean Witter
     4.750%, dated 03/30/01, matures
     04/02/01, repurchase price
     $789,354 (collateralized by U.S.
     Treasury obligation,
     total par value $799,932,
     5.375%, 02/15/31,
     total market value: $805,116)      $789           789
                                                ----------
Total Repurchase Agreement
   (Cost $789)                                         789
                                                ----------
Total Investments -- 99.6%
   (Cost $26,064)                                   26,902
                                                ----------
Other Assets and Liabilities, Net -- 0.4%              119
                                                ----------

NET ASSETS:
Portfolio Shares of Class A
     (unlimited authorization --
     no par value) based on
     2,054,018 outstanding                          28,438
Undistributed net investment income                     33
Accumulated net realized loss
   on investments                                   (2,288)
Net unrealized appreciation on investments             838
                                                ==========
Total Net Assets -- 100.0%                         $27,021
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                      $13.16
                                                ==========
*NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 89.9%
BANKS -- 0.5%
   State Street                        1,300    $      121
                                                ----------
BEAUTY PRODUCTS -- 1.0%
   Avon Products                       2,700           108
   Colgate-Palmolive                   2,400           133
                                                ----------
                                                       241
                                                ----------
BIOTECHNOLOGY -- 0.7%
   Amgen*                              2,600           156
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.9%
   AOL Time Warner*                   18,700           751
   Comcast, Cl A*                      5,500           231
   Viacom, Cl B*                       3,810           168
                                                ----------
                                                     1,150
                                                ----------
COMMERCIAL SERVICES -- 0.9%
   Paychex                             5,500           204
                                                ----------
COMMUNICATIONS EQUIPMENT -- 1.2%
   Nokia Oyj ADR                       4,100            98
   Qualcomm*                           3,100           176
                                                ----------
                                                       274
                                                ----------
COMPUTERS & SERVICES -- 9.7%
   Cisco Systems*                     36,700           580
   Dell Computer*                      8,300           213
   EMC-Mass                           15,500           456
   International Business Machines     6,400           616
   Sun Microsystems*                  19,300           297
   Veritas Software*                   2,000            92
                                                ----------
                                                     2,254
                                                ----------
DATA PROCESSING -- 0.5%
   Automatic Data Processing           2,400           130
                                                ----------
DRUGS -- 16.5%
   Allergan                            3,900           289
   American Home Products              4,100           241
   Bristol-Myers Squibb                5,100           303
   Elan ADR                            7,800           408
   Eli Lilly                           1,700           130
   Forest Laboratories*                3,200           190
   Merck                               7,600           577
   Pfizer                             33,800         1,384
   Pharmacia                           3,600           181
   Schering-Plough                     3,800           139
                                                ----------
                                                     3,842
                                                ----------
ELECTRICAL SERVICES -- 1.4%
   AES*                                2,400           120
   Calpine*                            3,600           198
                                                ----------
                                                       318
                                                ----------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.9%
   American Express                    2,800     $     116
   Concord EFS*                        3,800           154
   Freddie Mac                         5,000           324
   Goldman Sachs Group                 1,000            85
   Morgan Stanley Dean Witter          2,600           139
   Stilwell Financial                  3,500            94
                                                ----------
                                                       912
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.9%
   Coca-Cola                           4,500           203
   PepsiCo                             2,400           105
   Safeway*                            2,400           132
                                                ----------
                                                       440
                                                ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 8.2%
   General Electric                   45,300         1,896
                                                ----------
INSURANCE -- 1.2%
   American International Group        1,900           153
   Marsh & McLennan                    1,300           124
                                                ----------
                                                       277
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 3.4%
   Cardinal Health                     2,900           281
   Idec Pharmaceuticals*               5,500           220
   Medtronic                           6,400           293
                                                ----------
                                                       794
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.1%
   Tyco International                  5,676           245
                                                ----------
PAPER & PAPER PRODUCTS -- 0.9%
   Kimberly-Clark                      3,200           217
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.9%
   Enron                               4,000           232
   Global Marine*                      4,200           107
   Transocean Sedco Forex              2,600           113
                                                ----------
                                                       452
                                                ----------
RETAIL -- 8.0%
   CVS                                 3,800           222
   Dollar Tree Stores*                 5,900           114
   Home Depot                         10,000           431
   Kohl's*                             1,800           111
   Lowe's                              4,400           257
   RadioShack                          2,200            81
   Wal-Mart Stores                    12,800           646
                                                ----------
                                                     1,862
                                                ----------

SCHEDULE OF INVESTMENTS/STATEMENT OF NETASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


CAPITAL APPRECIATION FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 9.5%
   Analog Devices*                     7,800    $      283
   Applied Materials*                  8,700           378
   Intel                              35,800           942
   JDS Uniphase*                       6,320           117
   QLogic*                             2,300            52
   Texas Instruments                  11,000           341
   Vitesse Semiconductor*              3,700            88
                                                ----------
                                                     2,201
                                                ----------
SOFTWARE -- 7.0%
   Check Point Software Technologies   1,750            83
   Mercury Interactive*                4,500           188
   Microsoft*                         19,350         1,058
   Oracle*                            20,000           300
                                                ----------
                                                     1,629
                                                ----------
TELEPHONES & TELECOMMUNICATIONS-- 4.1%
   CIENA*                              3,100           129
   Level 3 Communications*             4,700            82
   Lucent Technologies                17,934           179
   Qwest Communications
     International*                    5,200           182
   Sprint (PCS Group)*                 7,400           141
   VoiceStream Wireless                1,210           112
   WorldCom*                           6,395           119
                                                ----------
                                                       944
                                                ----------
WHOLESALE -- 1.5%
   Costco Wholesale*                   8,800           345
                                                ----------
Total Common Stocks
   (Cost $21,152)                                   20,904
                                                ----------

U.S. TREASURY OBLIGATION -- 0.8%
   U.S. Treasury Bill (A) (B)
      6.144%,  08/30/01                 $200           197
                                                ----------
Total U.S. Treasury Obligation
   (Cost $195)                                         197
                                                ----------

MONEY MARKET FUNDS -- 0.5%
   Evergreen Select Money
     Market Fund, Cl I                54,630            55
   Fidelity Institutional Domestic
     Portfolio, Cl I                  54,630            55
                                                ----------
Total Money Market Funds
   (Cost $110)                                         110
                                                ----------


--------------------------------------------------------------------------------
                                SHARES/FACE         MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
   JP Morgan
     5.270%, dated 03/30/01, matures
     04/02/01, repurchase price $62,402
     (collateralized by FNMA obligation,
     total par value $70,000, 6.000%,
      03/01/31, total market value:
      $68,431)                           $62    $       62
                                                ----------
Total Repurchase Agreement
   (Cost $62)                                           62
                                                ----------
Total Investments -- 91.5%
   (Cost $21,519)                               $   21,273
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
FNMA-- FEDERAL NATIONAL MORTGAGE ASSOCIATION
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



EQUITY INCOME FUND

COMMON STOCKS -- 91.9%
AEROSPACE & DEFENSE -- 1.9%
   Boeing                              4,250           237
   General Dynamics                    1,225            77
   Raytheon, Cl B                      1,975            58
   United Technologies                 1,975           145
                                                ----------
                                                       517
                                                ----------
AUTOMOTIVE -- 1.9%
   Delphi Automotive Systems           7,300           103
   Ford Motor*                         8,800           247
   General Motors                      2,378           123
   TRW                                 1,375            47
                                                ----------
                                                       520
                                                ----------
BANKS -- 11.1%
   Bank of America                     9,250           506
   Bank of New York                    4,225           208
   Bank One                            4,427           160
   Comerica                              775            48
   Fifth Third Bancorp                 2,787           149
   First Union                         4,800           158
   FleetBoston Financial               4,950           187

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   JP Morgan Chase                     8,625    $      387
   Mellon Financial                    5,250           213
   US Bancorp                          2,300            53
   Washington Mutual                   7,750           424
   Wells Fargo                         9,700           480
                                                ----------
                                                     2,973
                                                ----------
BEAUTY PRODUCTS -- 1.1%
   Procter & Gamble                    4,650           291
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 1.0%
   Knight Ridder                       2,125           114
   McGraw-Hill                         2,575           154
                                                ----------
                                                       268
                                                ----------
BUILDING & CONSTRUCTION -- 0.2%
   Masco                               2,325            56
                                                ----------
CHEMICALS -- 2.4%
   Ashland                             2,525            97
   Dow Chemical                        4,650           147
   E.I. du Pont de Nemours             6,006           244
   Engelhard                           3,000            78
   Hercules                            1,725            22
   Rohm & Haas                         1,375            42
                                                ----------
                                                       630
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.8%
   Motorola                           16,050           229
                                                ----------
COMPUTERS & SERVICES -- 5.3%
   Apple Computer*                     5,675           125
   Autodesk                            1,650            50
   Compaq Computer                    16,625           303
   Electronic Data Systems             3,450           193
   Hewlett-Packard                    10,875           340
   International Business Machines     4,125           397
                                                ----------
                                                     1,408
                                                ----------
DRUGS -- 1.4%
   American Home Products              1,500            88
   Merck                               1,550           118
   Pharmacia                           3,199           161
                                                ----------
                                                       367
                                                ----------
ELECTRICAL SERVICES -- 3.6%
   Ameren                              4,175           171
   Constellation Energy Group          6,950           307
   Duke Energy                         3,625           155
   Southern                            3,400           119
   TXU                                 4,775           197
                                                ----------
                                                       949
                                                ----------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.9%
   Carnival                            1,275    $       35
   Mattel                             10,100           179
   Walt Disney                         9,900           283
                                                ----------
                                                       497
                                                ----------
FINANCIAL SERVICES -- 9.8%
   Bear Stearns                        2,750           126
   Citigroup                          25,084         1,128
   Fannie Mae                          5,875           468
   Household International             5,600           332
   Merrill Lynch                       3,775           209
   Morgan Stanley Dean Witter          5,950           318
   T. Rowe Price Group                 1,425            45
                                                ----------
                                                     2,626
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 4.6%
   Albertson's                         3,485           111
   Coca-Cola                           2,050            93
   Conagra Foods                       3,825            70
   Hershey Foods                       1,550           107
   PepsiCo                             2,975           131
   Philip Morris                      11,775           559
   Supervalu                           4,700            63
   Unilever, NY Shares                 1,575            83
                                                ----------
                                                     1,217
                                                ----------
GAS/NATURAL GAS -- 1.8%
   El Paso                             3,900           255
   Sempra Energy                       6,750           157
   Williams                            1,400            60
                                                ----------
                                                       472
                                                ----------
GOLD -- 0.2%
   Barrick Gold                        4,200            60
                                                ----------
HAND/MACHINE TOOLS -- 0.3%
   Illinois Tool Works                 1,550            88
                                                ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   General Electric                    4,400           184
   Whirlpool                           1,775            89
                                                ----------
                                                       273
                                                ----------
INSURANCE -- 4.0%
   Aetna*                              1,825            66
   American General                    5,450           208
   Hartford Financial Services Group   2,575           152
   Jefferson-Pilot                     1,337            91
   Marsh & McLennan                      550            52
   MBIA                                3,500           282
   St. Paul                            4,725           208
                                                ----------
                                                     1,059
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


EQUITY INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
LEASING & RENTING -- 0.2%
   Ryder System                        2,475    $       45
                                                ----------
MACHINERY -- 0.9%
   Emerson Electric                    2,675           166
   Ingersoll-Rand                      2,225            88
                                                ----------
                                                       254
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 1.4%
   Baxter International                3,650           344
   Boston Scientific*                  1,875            38
                                                ----------
                                                       382
                                                ----------
METALS & METAL FABRICATE/HARDWARE -- 0.2%
   Worthington Industries              4,575            43
                                                ----------
METALS & MINING -- 1.3%
   Alcan                               2,275            82
   Alcoa                               7,100           255
                                                ----------
                                                       337
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.6%
   Honeywell International             2,900           118
   Tyco International                  1,023            44
                                                ----------
                                                       162
                                                ----------
OFFICE/BUSINESS EQUIPMENT -- 1.2%
   Minnesota Mining
     & Manufacturing                   2,950           307
                                                ----------
PAPER & PAPER PRODUCTS -- 1.9%
   International Paper                 1,175            42
   Kimberly-Clark                      2,025           137
   Weyerhaeuser                        3,525           179
   Willamette Industries               2,950           136
                                                ----------
                                                       494
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 12.0%
   Baker Hughes                        4,350           158
   Burlington Resources                1,950            87
   Chevron                             3,625           318
   Conoco, Cl B                        4,078           115
   Enron                               3,950           230
   Exxon Mobil                        14,948         1,211
   Halliburton                         4,400           162
   Phillips Petroleum, NY Shares       1,750            96
   Royal Dutch Petroleum               6,900           383
   Schlumberger                        2,725           157
   Texaco                              2,725           181
   Unocal                              2,575            89
                                                ----------
                                                     3,187
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak                       2,220    $       89
                                                ----------
RAILROADS -- 0.3%
   Burlington Northern Santa Fe        2,575            78
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
   Apartment Investment
     & Management, Cl A                3,225           143
   Kimco Realty                        3,725           160
   Post Properties                     4,089           143
   Simon Property Group                7,500           192
                                                ----------
                                                       638
                                                ----------
RETAIL -- 3.1%
   JC Penney                          11,350           181
   May Department Stores               4,075           145
   McDonald's                          5,200           138
   Sears Roebuck                       2,750            97
   Target                              7,425           268
                                                ----------
                                                       829
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.9%
   Texas Instruments                   7,550           234
                                                ----------
SOFTWARE -- 0.4%
   Computer Associates
     International                     3,625            99
                                                ----------
TELEPHONES & TELECOMMUNICATIONS -- 10.2%
   Alltel                              2,600           136
   AT&T                               17,112           365
   Avaya*                              1,989            26
   BellSouth                           7,475           306
   Lucent Technologies                18,000           179
   Qwest Communications
     International*                    7,728           271
   SBC Communications                 11,949           533
   Sprint (FON Group)                  4,400            97
   Verizon Communications*            16,434           810
                                                ----------
                                                     2,723
                                                ----------
WHOLESALE -- 0.3%
   W.W. Grainger                       2,400            81
                                                ----------
Total Common Stocks
   (Cost $19,438)                                   24,482
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bill (A) (B)
      6.144%,  08/30/01              $   150    $      147
                                                ----------
Total U.S. Treasury Obligation
   (Cost $146)                                         147
                                                ----------
REPURCHASE AGREEMENT -- 7.5%
   JP Morgan
     5.270%, dated 03/30/01, matures
     04/02/01, repurchase price $1,995,702
     (collateralized by FNMA obligation,
     total par value $2,085,000, 6.000%,
     03/01/31, total market
     value: $2,038,261)                1,995         1,995
                                                ----------
Total Repurchase Agreement
   (Cost $1,995)                                     1,995
                                                ----------
Total Investments -- 100.0%
   (Cost $21,579)                                   26,624
                                                ----------
Other Assets and Liabilities, Net -- 0.0%               12
                                                ----------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,931,589 outstanding
   shares of beneficial interest                    21,717
Undistributed net investment income                     99
Accumulated net realized loss
   on investments                                     (168)
Net unrealized depreciation on futures                 (57)
Net unrealized appreciation on investments           5,045
                                                ----------
Total Net Assets -- 100.0%                         $26,636
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                       $6.77
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BALANCED FUND
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.9%
   U.S. Treasury Notes
      6.250%,  06/30/02              $   100    $      103
      6.250%,  02/15/03                  400           414
      5.750%,  11/15/05                   50            52
      4.625%,  02/28/03                1,000         1,007
                                                ----------
Total U.S. Treasury Obligations
   (Cost $1,557)                                     1,576
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.2%
   FNMA
      7.250%,  01/15/10                1,590         1,754
      5.800%,  12/10/03                  100           103
   FNMA, MTN
      6.400%,  09/27/05                   50            52
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $1,758)                                     1,909
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION -- 0.2%
   FHLMC
      8.000%,  12/01/02                   64            66
                                                ----------
Total U.S. Government Mortgage-
   Backed Obligation
   (Cost $64)                                           66
                                                ----------

CORPORATE OBLIGATIONS -- 26.0%
DRUGS -- 0.7%
   American Home Products (A)
      6.250%,  03/15/06                  200           201
                                                ----------
ENTERTAINMENT -- 0.8%
   Viacom
      6.400%,  01/30/06                  200           204
                                                ----------
FINANCIAL SERVICES -- 11.0%
   EOP Operating
      6.375%,  01/15/02                  600           604
   FleetBoston Financial
      7.250%,  09/15/05                  400           424
   Ford Motor Credit
      6.875%,  02/01/06                  400           410
      6.125%,  04/28/03                  280           283
   General Motors Acceptance
      6.750%,  01/15/06                   50            51
   Morgan Stanley Dean Witter,
     Ser C, MTN
      7.375%,  04/15/03                  350           364

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


BALANCED FUND--CONTINUED
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Paine Webber Group, Ser C, MTN
      6.020%,  04/22/02               $  400    $      406
   PDVSA Finance, Ser 1999-F
      8.750%,  02/15/04                  376           389
                                                ----------
                                                     2,931
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.9%
   Kellogg (A)
      6.000%,  04/01/06                  500           501
                                                ----------
MISCELLANEOUS MANUFACTURING -- 4.4%
   Repsol International Finance
      7.450%,  07/15/05                  600           632
   Tyco International Group
      6.375%,  02/15/06                  550           556
                                                ----------
                                                     1,188
                                                ----------
REGIONAL -- 1.7%
   Government of Quebec, Ser PJ
      6.125%,  01/22/11                  450           454
                                                ----------
TELEPHONES & TELECOMMUNICATIONS -- 5.5%
   British Telecom PLC
      7.625%,  12/15/05                  500           518
   France Telecom (A)
      7.200%,  03/01/06                  400           407
   Telefonica Europe BV
      7.350%,  09/15/05                  520           542
                                                ----------
                                                     1,467
                                                ----------
Total Corporate Obligations
   (Cost $6,752)                                     6,946
                                                ----------

COMMON STOCKS -- 58.8%
BANKS -- 0.3%
   State Street                          900            84
                                                ----------
BEAUTY PRODUCTS -- 0.7%
   Avon Products                       2,100            84
   Colgate-Palmolive                   1,700            94
                                                ----------
                                                       178
                                                ----------
BIOTECHNOLOGY -- 0.4%
   Amgen*                              1,800           108
                                                ----------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.3%
   AOL Time Warner*                   14,300           574
   Comcast, Cl A*                      4,200           176
   Viacom, Cl B*                       2,889           127
                                                ----------
                                                       877
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.6%
   Paychex                             4,100    $      152
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.8%
   Nokia Oyj ADR                       3,200            77
   Qualcomm*                           2,200           125
                                                ----------
                                                       202
                                                ----------
COMPUTERS & SERVICES -- 6.5%
   Cisco Systems*                     28,000           443
   Dell Computer*                      6,300           162
   EMC-Mass                           11,800           347
   International Business Machines     5,000           481
   McData, Cl A*                           2            --
   Sun Microsystems*                  14,600           224
   Veritas Software*                   1,400            65
                                                ----------
                                                     1,722
                                                ----------
DATA PROCESSING -- 0.3%
   Automatic Data Processing           1,700            92
                                                ----------
DRUGS -- 10.6%
   Allergan                            2,700           200
   American Home Products              3,000           176
   Bristol-Myers Squibb                4,000           238
   Elan ADR                            5,700           298
   Eli Lilly                           1,200            92
   Forest Laboratories*                2,300           136
   Merck                               5,300           402
   Pfizer                             25,825         1,058
   Pharmacia                           2,700           136
   Schering-Plough                     2,800           102
                                                ----------
                                                     2,838
                                                ----------
ELECTRICAL SERVICES -- 0.9%
   AES*                                1,700            85
   Calpine*                            2,600           143
                                                ----------
                                                       228
                                                ----------
FINANCIAL SERVICES -- 2.5%
   American Express                    2,100            87
   Concord EFS*                        2,800           113
   Freddie Mac                         3,800           246
   Goldman Sachs Group                   700            60
   Morgan Stanley Dean Witter          1,900           102
   Stilwell Financial                  2,400            64
                                                ----------
                                                       672
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.2%
   Coca-Cola                           3,300           149
   PepsiCo                             1,900            83
   Safeway*                            1,800            99
                                                ----------
                                                       331
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 5.4%
   General Electric                   34,700    $    1,453
                                                ----------
INSURANCE -- 0.7%
   American International Group        1,400           113
   Marsh & McLennan                      900            86
                                                ----------
                                                       199
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 2.2%
   Cardinal Health                     2,200           213
   Idec Pharmaceuticals*               4,200           168
   Medtronic                           4,700           215
                                                ----------
                                                       596
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.7%
   Tyco International                  4,200           182
                                                ----------
PAPER & PAPER PRODUCTS -- 0.6%
   Kimberly-Clark                      2,400           163
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Enron                               2,900           168
   Global Marine*                      3,200            82
   Transocean Sedco Forex              1,900            82
                                                ----------
                                                       332
                                                ----------
RETAIL -- 5.4%
   CVS                                 3,400           199
   Dollar Tree Stores*                 4,500            87
   Home Depot                          7,600           328
   Kohl's*                             1,300            80
   Lowe's                              3,300           193
   RadioShack                          1,700            62
   Wal-Mart Stores                     9,800           495
                                                ----------
                                                     1,444
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 6.3%
   Analog Devices*                     5,900           214
   Applied Materials*                  6,700           291
   Intel                              27,300           718
   JDS Uniphase*                       4,780            88
   QLogic*                             1,500            34
   Texas Instruments                   8,400           260
   Vitesse Semiconductor*              2,700            64
                                                ----------
                                                     1,669
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
SOFTWARE -- 4.7%
   Check Point Software Technologies   1,200    $       57
   Mercury Interactive*                3,500           147
   Microsoft*                         14,900           815
   Oracle*                            15,200           228
                                                ----------
                                                     1,247
                                                ----------
TELEPHONES & TELECOMMUNICATIONS-- 2.5%
   CIENA*                              2,500           104
   Level 3 Communications*             3,600            63
   Lucent Technologies                13,714           137
   Qwest Communications
     International*                    2,400            84
   Sprint (PCS Group)*                 5,500           104
   VoiceStream Wireless                  806            74
   WorldCom*                           4,827            90
                                                ----------
                                                       656
                                                ----------
WHOLESALE -- 1.0%
   Costco Wholesale*                   6,600           259
                                                ----------
Total Common Stocks
   (Cost $16,951)                                   15,684
                                                ----------

PREFERRED STOCK -- 0.2%
   Cox Communication, PRIZES,
     CV to 1.1748 Shares*              1,200            61
                                                ----------
Total Preferred Stock
   (Cost $106)                                          61
                                                ----------

MONEY MARKET FUNDS -- 1.0%
   Evergreen Select Money
     Market Fund, Cl I               132,567           133
   Fidelity Institutional Domestic
     Portfolio, Cl I                 132,567           133
                                                ----------
Total Money Market Funds
   (Cost $266)                                         266
                                                ----------
Total Investments -- 99.3%
   (Cost $27,454)                                   26,508
                                                ----------
Other Assets and Liabilities, Net -- 0.7%              180
                                                ----------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


BALANCED FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,224,095 outstanding
   shares of beneficial interest                   $29,894
Undistributed net investment income                    171
Accumulated net realized loss
   on investments                                   (2,431)
Net unrealized depreciation on investments            (946)
                                                ----------
Total Net Assets -- 100.0%                         $26,688
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                       $8.28
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
PLC -- PUBLIC LIMITED COMPANY
PRIZES -- PARTICIPATING REDEEMABLE INDEXED ZERO-PREMIUM
          EXCHANGEABLE SECURITIES
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

U.S. TREASURY OBLIGATIONS -- 19.1%
   U.S. Treasury Bonds
      11.875%,  11/15/03            $    410     $     485
      9.875%,  11/15/15               73,080       105,360
      9.250%,  02/15/16              134,140       185,267
      7.250%,  08/15/22                2,260         2,714
      6.250%,  05/15/30                8,810         9,676
      6.125%,  08/15/29               41,155        44,203
      5.375%,  02/15/31               56,310        55,588
   U.S. Treasury Bonds (E)
      3.875%,  04/15/29               33,517        35,768
      3.625%,  04/15/28               49,769        50,733
   U.S. Treasury Note (E)
      3.625%,  01/15/08               25,720        26,315
   U.S. Treasury Notes
      6.500%,  02/15/10               61,735        68,220
      6.125%,  08/15/07                4,580         4,904
      5.625%,  05/15/08                2,240         2,339
      5.000%,  02/15/11               31,720        31,893

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   U.S. Treasury STRIPS
      6.309%,  11/15/21             $  8,885    $    2,695
      5.720%,  11/15/27               26,780         5,891
                                                ----------
Total U.S. Treasury Obligations
   (Cost $597,175)                                 632,051
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.6%
   FHLB, Ser 180
      5.375%,  01/05/04                5,000         5,078
   FHLMC
      6.625%,  09/15/09               35,700        37,842
      5.875%,  03/21/11                1,970         1,944
      5.625%,  03/15/11                5,620         5,560
      5.250%,  01/15/06                5,270         5,273
   FHLMC CMO, Ser 1081, Cl K
      7.000%,  05/15/21                3,909         3,961
   FHLMC CMO, Ser 1101, Cl M
      6.950%,  07/15/21                7,333         7,404
   FHLMC REMIC, Ser 1, Cl Z
      9.300%,  04/15/19                1,357         1,426
   FHLMC REMIC, Ser 1005, Cl D
      6.500%,  10/15/05                  337           339
   FHLMC REMIC, Ser 1563, Cl SB (A)
      7.010%,  08/15/08                  452           453
   FNMA
      7.000%,  07/15/05 to 06/25/22   70,309        74,959
      6.625%,  11/15/10                2,130         2,264
      6.250%,  02/01/11                6,600         6,691
      5.750%,  02/15/08                2,675         2,713
      5.500%,  02/15/06                2,500         2,528
   FNMA CMO STRIPS, Ser 269, Cl 1
      9.000%,  08/01/22                  397           422
   FNMA CMO, Ser 1990-58, Cl J
      7.000%,  05/25/20                4,060         4,129
   FNMA CMO, Ser 1997-5, Cl VG
      7.050%,  06/25/04                2,879         2,939
   FNMA CMO, Ser 45, Cl K
      7.000%,  09/25/21                2,000         2,043
   FNMA CMO, Ser 69, Cl Z
      6.000%,  01/25/22                1,942         1,921
   FNMA CMO, Ser 86, Cl Z
      6.500%,  07/25/21                1,775         1,798
   FNMA CMO, Ser 9, Cl C PO
      0.000%,  08/25/23                   54            53
   FNMA REMIC, Ser 1990-106, Cl J
      8.500%,  09/25/20                  366           385
   FNMA REMIC, Ser 1991-156, Cl A
      7.500%,  10/25/21                1,856         1,904
   FNMA REMIC, Ser 93, Cl G
      5.500%,  08/25/20                1,810         1,764
   FNMA, Ser BB, Discount Note (C)
      5.067%,  08/09/01                2,500         2,459

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   TVA
      7.125%,  05/01/30             $  4,950    $    5,464
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $175,541)                                 183,716
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 34.9%
   FHLMC
      9.000%,  12/01/05                   74            78
      8.000%,  01/01/25 to 08/01/26    3,162         3,265
      7.500%,  06/01/10 to 12/01/30   19,927        20,398
      7.467%,  06/01/34                5,081         5,178
      7.000%,  02/01/09 to 01/01/30   27,442        27,849
      6.500%,  08/01/08 to 01/01/30  145,208       145,054
      6.000%,  12/01/12 to 09/01/29   73,864        73,189
      5.500%,  02/01/13 to 02/01/16   27,295        26,779
   FHLMC (C)
      6.000%,  02/01/13                  723           723
   FHLMC TBA
      8.000%,  04/01/31               30,200        31,172
      6.500%,  04/16/31                8,400         8,371
   FNMA
      9.000%,  07/01/07                   47            48
      8.500%,  09/01/13 to 10/01/28    4,827         5,029
      8.000%,  06/01/12 to 12/01/29   23,119        23,939
      7.500%,  11/01/26 to 12/01/29   30,589        31,293
      7.000%,  09/01/07 to 03/01/30   16,609        16,909
      6.500%,  02/01/12 to 02/01/31   43,565        43,914
      6.000%,  02/01/13 to 06/01/30   94,477        92,765
      5.500%,  09/01/13 to 08/01/15   43,351        42,532
   FNMA TBA
      8.000%,  04/01/31               16,400        16,913
      7.500%,  04/01/31              121,900       124,567
      6.000%,  05/01/31              118,500       115,403
      5.500%,  04/01/15                6,100         5,982
   GNMA
      9.500%,  01/15/19                  279           302
      8.500%,  11/15/20 to 12/15/21      295           306
      8.000%,  05/15/25 to 08/15/30    7,371         7,615
      7.500%,  09/15/06 to 02/15/30   49,573        50,841
      7.000%,  08/15/13 to 12/15/28   60,364        61,337
      6.500%,  07/15/14 to 01/15/30   86,626        86,619
      6.000%,  03/15/14 to 06/15/29   22,368        22,158
      5.500%,  07/15/14                3,119         3,067
   GNMA TBA
      7.500%,  04/15/31               12,700        13,018
      7.000%,  04/15/31               10,600        10,762
      6.500%,  04/15/31               33,700        33,700
                                                ----------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $1,126,813)                             1,151,075
                                                ----------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 24.8%
AEROSPACE & DEFENSE -- 0.6%
   Boeing
      7.875%,  04/15/43             $  5,000    $    5,700
   British Aerospace Financial (B)
      7.500%,  07/01/27                6,500         6,492
   Lockheed Martin
      8.500%,  12/01/29                6,420         7,303
                                                ----------
                                                    19,495
                                                ----------
AIR TRANSPORTATION -- 1.7%
   America West Airlines, Ser 1999-1
      7.930%,  01/02/19               11,394        12,203
   American Airlines, Ser 94, Cl A4
      9.780%,  11/26/11                4,028         4,559
   Atlas Air, Ser 00-1
      8.707%,  01/02/20                4,311         4,774
   Continental Airlines, Ser 00-2
      8.312%,  04/02/11                3,700         3,927
   Continental Airlines, Ser 97, Cl I
      7.420%,  04/01/07                1,358         1,381
   Continental Airlines, Ser 974, Cl C
      6.800%,  07/02/07                8,658         8,713
   Continental Airlines, Ser 99-2
      7.730%,  03/15/11                2,968         3,082
   Federal Express, Ser 98-1, Cl B
      6.845%,  01/15/19                1,369         1,366
   Federal Express, Ser A3
      8.400%,  03/23/10                  600           633
   Northwest Airlines, Ser 99-1, Cl C
      8.130%,  02/01/14                2,335         2,387
   Northwest Airlines, Ser 993, Cl C
      9.152%,  04/01/10                1,959         2,072
   United Air Lines, Ser 00, Cl 2
      7.811%,  10/01/09                1,000         1,039
   United Air Lines, Ser 96-A, Cl 1
      7.270%,  01/30/13                3,952         3,828
   United Airlines, Ser A-3
      8.390%,  01/21/11                1,699         1,766
   US Airways Pass-Thru Trust Ser 98-1
      7.350%,  01/30/18                1,935         1,881
   US Airways, Cl B
      7.500%,  04/15/08                2,805         2,748
                                                ----------
                                                    56,359
                                                ----------
AUTOMOTIVE -- 0.6%
   DaimlerChrysler
      8.000%,  06/15/10                1,700         1,764
   Ford Capital
      9.875%,  05/15/02                  850           892
   Ford Motor
      9.215%,  09/15/21                1,000         1,165
      7.700%,  05/15/97                4,200         4,006
      7.450%,  07/16/31                  300           295

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   General Motors
      8.875%,  05/15/03             $  2,400    $    2,559
   General Motors Acceptance (G)
      7.150%,  06/15/15               10,000         3,425
   Visteon
      8.250%,  08/01/10                5,600         5,880
                                                ----------
                                                    19,986
                                                ----------
BANKS -- 3.8%
   ABN-AMRO Bank NV
      7.250%,  05/31/05                8,000         8,450
   Allfirst Financial
      7.200%,  07/01/07                8,175         8,338
   AmSouth Bancorp
      6.750%,  11/01/25                2,800         2,821
   Andina de Fomento
      8.875%,  06/01/05                5,700         6,192
   Banco Santander-Chile MBIA
      6.500%,  11/01/05                4,225         4,299
   Bank of America
     10.200%,  07/15/15                7,440         9,235
      9.200%,  05/15/03                1,350         1,453
      7.500%,  09/15/06                  100           106
      7.400%,  01/15/11                2,525         2,652
   Bank of Hawaii
      6.875%,  03/01/09                1,000           911
   Bank of Montreal-Chicago
      6.100%,  09/15/05                2,230         2,263
   Bank of Oklahoma
      7.125%,  08/15/07               11,500        11,442
   Bankers Trust
      7.500%,  11/15/15                1,000         1,047
   Barclays North America Capital
      9.750%,  05/15/21                4,230         4,441
   Citicorp
      7.625%,  05/01/05                2,000         2,127
   Compass Bank
      6.450%,  05/01/09                4,400         4,240
   Dresdner Bank-New York
      7.250%,  09/15/15                2,700         2,852
   First National Bank of Omaha
      7.320%,  12/01/10                5,225         5,218
   First Union
      8.125%,  06/24/02                1,100         1,136
   First Union Capital, Ser A
      7.935%,  01/15/27                  950           902
   First USA Bank
      7.000%,  08/20/01                1,175         1,184
   HSBC Bank
      6.950%,  03/15/11                3,700         3,820
   Key Bank
      7.125%,  08/15/06                1,000         1,036
   Keycorp
      6.750%,  03/15/06                6,100         6,214

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Korea Development Bank
      7.125%,  09/17/01             $  1,300       $ 1,308
   National Bank of Hungary
      8.875%,  11/01/13                1,550         1,717
   Royal Bank of Scotland
     Group PLC, Ser 2
      8.817%,  03/31/49                6,500         7,036
   Santander Financial Issuances
      7.750%,  05/15/05                3,810         4,039
      7.250%,  11/01/15                3,600         3,640
   Swiss Bank - New York
      7.000%,  10/15/15                1,700         1,768
   Union Planters
      7.750%,  03/01/11                4,000         4,089
   US Bank
      8.350%,  11/01/04                1,000         1,079
   Washington Mutual
      7.500%,  08/15/06                1,500         1,584
   Westdeutsche Landesbank NY
      6.050%,  01/15/09                6,750         6,640
                                                ----------
                                                   125,279
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Comcast
      8.875%,  04/01/07                7,765         8,328
   Comcast Cable Communications
      6.750%,  01/30/11                9,000         9,018
   Continental Cablevision
      9.500%,  08/01/13                9,195        10,092
      9.000%,  09/01/08                1,400         1,563
   Cox Communications
      7.875%,  08/15/09                  750           801
   Sprint Capital
      7.625%,  01/30/11                3,125         3,162
   TCI Communications
      7.875%,  02/15/26                4,200         4,237
                                                ----------
                                                    37,201
                                                ----------
CHEMICALS -- 0.2%
   Dow Chemical
      7.375%,  11/01/29                3,240         3,390
   Rohm & Haas
      7.850%,  07/15/29                3,060         3,228
                                                ----------
                                                     6,618
                                                ----------
COMPUTER SERVICES -- 0.3%
   Electronic Data Systems
      7.450%,  10/15/29                5,000         5,131
   IBM
      7.125%,  12/01/96                1,000           937
      7.000%,  10/30/45                5,550         5,328
                                                ----------
                                                    11,396
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 0.3%
   Norsk Hydro A/S
      9.000%,  04/15/12             $  1,725    $    2,027
   Toll Road Investment Part II (B) (G)
      6.635%,  02/15/06               10,300         7,657
                                                ----------
                                                     9,684
                                                ----------
ELECTRIC GENERAL UTILITIES SERVICES -- 2.3%
   Alabama Power
      9.000%,  12/01/24                1,350         1,433
   AmerenEnergy (B)
      7.750%,  11/01/05                5,000         5,219
   Arizona Public Services
      8.000%,  12/30/15                4,500         4,686
   CE Generation LLC
      7.416%,  12/15/18                4,870         4,854
   Commonwealth Edison, Ser 75
      9.875%,  06/15/20                  850           959
   Conectiv, Ser A MTN
      6.730%,  06/01/06                8,050         8,237
   Dominion Fiber Ventures (B)
      7.050%,  03/15/05                3,500         3,529
   FPL Group Capital
      7.375%,  06/01/09                5,000         5,256
   Hydro-Quebec, Ser FU
     11.750%,  02/01/12                1,300         1,852
   Hydro-Quebec, Ser GW
      9.750%,  01/15/18                3,850         4,134
   Hydro-Quebec, Ser HQ
      9.500%,  11/15/30                1,930         2,577
   Hydro-Quebec, Ser HY
      8.400%,  01/15/22                2,470         2,933
   Jersey Central Power & Light
      6.375%,  05/01/03                2,441         2,465
   Korea Electric Power
      7.750%,  04/01/13                4,052         4,067
      6.750%,  08/01/27                1,075         1,075
   Midwest Generation LLC (B)
      8.300%,  07/02/09                3,000         2,934
   National Rural Utilities, Ser V
      9.000%,  09/01/21                3,950         4,147
   Pacific Gas & Electric (B) (D)
      7.415%,  11/01/05                  575           437
   Potomac Electric Power
      9.000%,  06/01/21                1,000         1,049
   PSI Energy
      7.850%,  10/15/07                6,300         6,489
   System Energy Resources
      7.430%,  01/15/11                3,772         3,881
   Utilicorp United
      7.000%,  07/15/04                3,250         3,291
                                                ----------
                                                    75,504
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.4%
   Bear Stearns
      7.800%,  08/15/07             $  2,800       $ 2,985
      6.250%,  07/15/05                  960           962
   CIT Holdings, Ser A
      7.125%,  12/17/03                4,110         4,249
   CIT Holdings, Ser B
      6.875%,  02/16/05               10,655        10,947
   Donaldson, Lufkin & Jenrette
      6.875%,  11/01/05                1,500         1,562
   Dryden Investor Trust (B)
      7.157%,  07/23/08                9,271         9,363
   Finova Capital, Ser C MTN (H)*
      6.560%,  11/15/02                1,100           914
   Ford Motor Credit
      7.875%,  06/15/10                4,500         4,813
      7.600%,  08/01/05                6,000         6,316
      7.375%,  02/01/11                  900           931
      6.500%,  02/15/06                1,000         1,010
   General Motors Acceptance
      7.250%,  03/02/11                6,580         6,736
      6.750%,  01/15/06                8,320         8,484
   Goldman Sachs Group
      6.875%,  01/15/11                1,500         1,520
   Goldman Sachs Group, Ser E MTN
      7.800%,  01/28/10                7,000         7,516
   Heller Financial MTN (A)
      6.471%,  04/02/01                3,000         3,000
   Household Finance
      8.000%,  05/09/05                5,000         5,356
   Household Netherlands BV
      6.200%,  12/01/03                4,450         4,500
   John Deere Capital
      6.000%,  02/15/09                3,100         3,026
   JP Morgan Capital Trust II
      7.950%,  02/01/27                  700           706
   JP Morgan MTN, Ser A
      6.000%,  01/15/09                1,790         1,750
   Lehman Brothers
      7.250%,  04/15/03                5,149         5,317
   Lehman Brothers Holdings
      8.750%,  03/15/05                1,545         1,672
      8.750%,  05/15/02                2,405         2,494
      8.500%,  05/01/07                1,000         1,095
      8.250%,  06/15/07                1,500         1,627
   Lehman Brothers Holdings,
     Ser F MTN
      7.500%,  09/01/06                3,025         3,172
   Merrill Lynch
      7.430%,  09/01/22                1,777         1,758
      6.875%,  11/15/18                5,200         5,116
   NiSource Finance (B)
      7.625%,  11/15/05                2,200         2,327

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   PaineWebber Group
      8.875%,  03/15/05             $  1,300       $ 1,451
      6.750%,  02/01/06                  750           786
      6.500%,  11/01/05                2,775         2,879
   PaineWebber Group, Ser C MTN
      7.390%,  10/16/17                5,405         5,655
      7.115%,  01/27/04                2,000         2,100
   PaineWebber Group, Ser D MTN
      6.930%,  08/15/03                1,200         1,248
   Principal Financial Group (B)
      8.200%,  08/15/09                9,345        10,217
   Toyota Motor Credit
      5.500%,  12/15/08                  120           115
   Washington Mutual Capital
      8.375%,  06/01/27                1,100         1,051
   Washington Mutual Financial
      8.250%,  06/15/05                4,700         5,035
   Wharf Capital International
      8.875%,  11/01/04                  975         1,054
   Wharf International Finance
      7.625%,  03/13/07                1,300         1,326
                                                ----------
                                                   144,141
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.3%
   Diageo Capital PLC
      6.625%,  06/24/04                3,000         3,109
   Earthgrains
      8.500%,  08/01/05                4,300         4,370
   Nabisco
      7.550%,  06/15/15                5,850         5,909
   Nabisco (A)
      6.375%,  02/01/35                5,000         4,888
   Pepsi Bottling Group, Ser B
      7.000%,  03/01/29                4,120         4,197
   Philip Morris
      7.750%,  01/15/27                8,910         8,988
   Philip Morris Capital
      7.500%,  07/16/09                1,750         1,784
   RJ Reynolds Tobacco Holdings, Ser B
      7.750%,  05/15/06                7,230         7,136
   RJ Reynolds Tobacco, Ser B
      7.875%,  05/15/09                4,810         4,600
                                                ----------
                                                    44,981
                                                ----------
INDEPENDENT POWER PRODUCER -- 0.2%
   NRG Energy
      7.500%,  06/15/07                2,000         2,013
   NRG Energy (B)
      7.625%,  02/01/06                5,750         5,865
                                                ----------
                                                     7,878
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 1.4%
   Allstate
      7.500%,  06/15/13             $  1,000     $   1,079
   American General
      7.125%,  02/15/04                3,000         3,128
   Aon
      8.650%,  05/15/05                1,675         1,828
   Associated P&C Holdings
      6.750%,  07/15/03               10,205        10,320
   AXA Financial
      9.000%,  12/15/04                4,250         4,686
   Conseco
      8.750%,  02/09/04                8,189         7,083
   Lincoln National
      9.125%,  10/01/24                4,200         4,657
   Loew's
      7.625%,  06/01/23                2,550         2,330
      7.000%,  10/15/23                  850           733
   USF&G
      7.125%,  06/01/05                1,000         1,034
   Zurich Capital Trust I (B)
      8.376%,  06/01/37                8,700         8,711
                                                ----------
                                                    45,589
                                                ----------
MEDICAL-HMO SERVICES -- 0.2%
   United Healthcare Group
      6.600%,  12/01/03                6,885         7,035
                                                ----------
MULTI-MEDIA -- 0.6%
   News America
      6.750%,  01/09/38                1,120         1,081
   News America Holdings
     10.125%,  10/15/12                4,325         4,698
      8.150%,  10/17/36                5,500         5,266
      7.900%,  12/01/95                3,380         2,974
   Walt Disney MTN
      5.620%,  12/01/08                7,280         6,925
                                                ----------
                                                    20,944
                                                ----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Management
      7.125%,  12/15/17                9,980         9,044
      7.100%,  08/01/26                3,000         3,041
                                                ----------
                                                    12,085
                                                ----------
OIL DISTRIBUTOR -- 0.7%
   Coastal
      6.950%,  06/01/28                6,750         6,303
   Phillips Petroleum
      9.180%,  09/15/21                3,100         3,255
   Vastar Resources
      6.500%,  04/01/09                6,900         7,081
   YPF Sociedad Anonima, Ser A MTN
      7.750%,  08/27/07                5,000         4,850
                                                ----------
                                                    21,489
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.6%
   Federal Paper Board
      8.875%,  07/01/12             $  1,700     $   1,908
   Georgia-Pacific
      9.875%,  11/01/21                4,975         4,943
      9.500%,  12/01/11                1,500         1,608
   International Paper (B)
      8.125%,  07/08/05                2,000         2,135
   Pactiv
      8.000%,  04/15/07                3,000         2,982
      7.950%,  12/15/25                  825           675
   Westvaco
      8.400%,  06/01/07                4,300         4,596
   Weyerhaeuser
      7.250%,  07/01/13                1,875         1,884
                                                ----------
                                                    20,731
                                                ----------
PIPELINES -- 0.6%
   CMS Panhandle Holding Pipeline
      7.000%,  07/15/29                2,300         1,995
   Dynegy
      7.450%,  07/15/06                7,150         7,443
   Kinder Morgan
      9.625%,  08/01/21                1,900         2,012
   Oneok
      7.750%,  08/15/06                1,000         1,068
   Williams
      6.125%,  02/15/02                1,530         1,533
   Yosemite Security Trust I (B)
      8.250%,  11/15/04                4,000         4,180
                                                ----------
                                                    18,231
                                                ----------
RAILROAD TRANSPORTATION SERVICES -- 0.2%
   Consolidated Rail
      7.875%,  05/15/43                  670           644
   CSX
      7.950%,  05/01/27                  600           621
   Union Pacific
      7.125%,  02/01/28                5,785         5,611
                                                ----------
                                                     6,876
                                                ----------
REAL ESTATE INVESTMENT TRUST -- 0.2%
   Security Capital Group, Ser A MTN
      7.750%,  11/15/03                4,850         4,989
                                                ----------
REGIONAL AGENCIES -- 0.1%
   Newfoundland
     10.000%,  12/01/20                  850         1,135
   Quebec Province
      7.500%,  09/15/29                2,119         2,347
   Republic of Korea
      8.875%,  04/15/08                  993         1,102
                                                ----------
                                                     4,584
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
RETAIL -- 0.9%
   BAA
      7.000%,  01/15/04             $  6,825     $   6,902
   Dillards
      6.875%,  06/01/05                2,500         2,309
   Dollar General (B)
      8.625%,  06/15/10                8,000         8,414
   JC Penney
      9.750%,  06/15/21                2,550         1,836
      7.600%,  04/01/07                3,590         2,868
      6.900%,  08/15/26                3,000         2,706
   May Department Stores
      9.875%,  06/15/21                3,550         3,742
                                                ----------
                                                    28,777
                                                ----------
SPECIAL PURPOSE ENTITY -- 0.8%
   Air 2 US (B)
      8.627%,  10/01/20                1,500         1,615
      8.027%,  10/01/19                2,938         3,129
   Marlin Water Trust/Capital (B)
      7.090%,  12/15/01                2,500         2,522
   Osprey Trust/Osprey I (B)
      8.310%,  01/15/03                6,275         6,471
      7.797%,  01/15/03                4,000         4,092
   Qwest Capital Funding (B)
      7.250%,  02/15/11                7,800         7,946
                                                ----------
                                                    25,775
                                                ----------
STEEL & STEEL WORKS -- 0.1%
   Pohang Iron & Steel
      7.375%,  05/15/05                  585           592
      7.125%,  07/15/04                1,250         1,270
                                                ----------
                                                     1,862
                                                ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.2%
   AT&T
      7.125%,  02/15/28                5,290         4,827
   AT&T Canada (D)
      6.820%,  06/15/08                6,200         5,154
   British Telecom PLC
      8.625%,  12/15/30                5,425         5,600
      7.625%,  12/15/05                1,800         1,863
   Deutsche Telekom
      8.250%,  06/15/30                4,550         4,379
   France Telecom (B)
      8.500%,  03/01/31                5,000         5,046
      7.750%,  03/01/11                3,300         3,327
   Global Crossing
      9.000%,  08/15/21                1,000           978
   New York Telephone
      9.375%,  07/15/31                2,900         3,089
   Qwest
      8.875%,  06/01/31                2,000         2,060

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   TCI Communications
      6.375%,  05/01/03             $  1,540    $    1,553
   Worldcom (A) (B)
      7.375%,  01/15/03                1,000         1,011
   Worldcom (B)
      7.375%,  01/15/06                2,100         2,113
                                                ----------
                                                    41,000
                                                ----------
Total Corporate Obligations
   (Cost $804,293)                                 818,489
                                                ----------

ASSET-BACKED SECURITIES -- 6.5%
AUTOMOTIVE -- 0.5%
   Ford Motor Credit,
     Ser 2000-G, Cl A4 (C)
      6.620%,  07/15/04               13,200        13,605
   Mellon Auto Guarantor Trust,
     Ser 2, Cl A
      6.390%,  07/15/07                4,911         5,033
                                                ----------
                                                    18,638
                                                ----------
CREDIT CARDS -- 0.1%
   Banc One Credit Card Master Trust
      7.340%,  10/25/26                  378           378
   Credit Card Merchant Voucher Receipt,
     Ser 1996-A, Cl A1
      6.250%,  12/01/03                2,603         2,603
   Sears Credit Account Master Trust,
     Ser 1995-3 A
      7.000%,  10/15/04                  142           142
                                                ----------
                                                     3,123
                                                ----------
MORTGAGE RELATED SECURITIES -- 5.9%
   Advanta Mortgage Loan Trust,
     Ser 1993-4, Cl A1
      5.500%,  03/25/10                1,201         1,195
   AFC Home Equity Loan Trust,
     Ser 1997-2, Cl 1A5
      6.970%,  06/25/27                1,424         1,462
   Asset Securitization, Ser 1996-D2,
     Cl A1
      6.920%,  02/14/29                7,589         7,852
   Capco America Securitization,
     Ser 1998-D7, Cl A1B
      6.260%,  09/15/08                3,920         3,936
   Chase Commercial Mortgage Securities,
     Ser 1998-2, Cl A1
      6.025%,  08/18/07                9,198         9,307
   CityScape Home Equity Loan Trust,
     Ser 1997-C,  Cl A4
      7.000%,  07/25/28                2,088         2,146

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Contimortgage Home Equity Loan,
     Ser 1997-1, Cl A9
      7.050%,  03/15/28             $  1,777       $ 1,830
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
      7.090%,  04/15/28                2,983         3,069
   Contimortgage Home Equity Loan,
     Ser 1997-5, Cl A5
      6.630%,  12/15/20                2,500         2,555
   Contimortgage Home Equity Loan,
     Ser 1998-1, Cl A6
      6.580%,  12/15/18                1,015         1,036
   Delta Funding Home Equity Loan
     Trust, Ser 1998-4, Cl A4F
      6.190%,  02/15/31                3,075         3,082
   Delta Funding Home Equity Loan,
     Ser 1997-1, Cl A6
      7.210%,  04/25/29                2,269         2,342
   Delta Funding Home Equity Loan,
     Ser 1997-3, Cl A6F
      6.860%,  10/25/28                7,620         7,799
   Delta Funding Home Equity Loan,
     Ser 1997-4, Cl A5F
      6.670%,  01/25/28                5,354         5,455
   Donaldson, Lufkin & Jenrette,
     Ser 1998-CF2, Cl A1A
      5.880%,  11/12/31                5,058         5,088
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3
      7.275%,  07/25/28                1,823         1,876
   Fannie Mae Grantor Trust,
     Ser 1999-T2, Cl A1
      7.500%,  01/19/39                2,194         2,337
   FFCA Secured Lending,
     Ser 1997-1, IO (A) (F)
      1.083%,  07/18/15               20,306           749
   FFCA Secured Lending,
     Ser 1999-1A, Cl IO (A)
      1.782%,  11/18/11               23,374         1,566
   First Union-Lehman Brothers,
     1997-C2, IO
      1.530%,  11/18/27                7,529           501
   Fund America Investors,
     Ser 1993-A, Cl A2
      7.612%,  06/25/23                2,607         2,733
   GE Capital Mortgage Services,
     Ser 1994-7, Cl A15
      5.000%,  02/25/09                1,170         1,071
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
      6.720%,  10/25/27                7,032         7,183
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2, Cl X, IO
      0.626%,  08/15/23               25,305           920

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
      6.945%,  09/15/33              $   100        $  104
   Government Loan Trust Ser 1-B
      8.500%,  04/01/06                5,648         6,064
   Green Tree Financial, Ser 1994-2,
     Cl A4
      7.900%,  05/15/19                1,281         1,310
   Green Tree Home Equity Loan Trust,
     Ser 1997-B, Cl A6
      7.120%,  04/15/27                  912           935
   GS Mortgage Securities,
     Ser 1998-1, Cl A
      8.000%,  08/19/19                  990         1,025
   GS Mortgage Securities,
     Ser 1998-2, Cl A
      7.750%,  05/19/27                  961           992
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
      6.562%,  04/13/31                4,100         4,185
   GS Mortgage Securities,
     Ser 1999-3, Cl A
      8.000%,  08/20/22                3,582         3,749
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
      6.880%,  11/20/28                4,497         4,611
   IMC Home Equity Loan Trust,
     Ser 1997-7, Cl A8
      6.650%,  02/20/29                1,010         1,036
   IMC Home Equity Loan Trust,
     Ser 1998-1, Cl A6
      6.520%,  06/20/29                2,250         2,286
   IMC Home Equity Loan Trust,
     Ser 1998-3, Cl A8
      6.340%,  08/20/29                8,500         8,585
   IMPAC Commercial Holdings,
     Ser 1998-C1 A1A
      6.060%,  10/20/07                3,590         3,637
   JP Morgan Commercial Mortgage,
     Ser 1997-C5, Cl X
      1.531%,  09/15/29               11,104           698
   LB Commercial Conduit Mortgage
     Trust, Ser 1998-C4, Cl A1A
      5.870%,  08/15/06                3,593         3,624
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
      6.960%,  11/21/28                7,940         8,244
   Money Store Home Equity Trust,
     Ser 1997-B, Cl A8
      6.900%,  07/15/38                2,562         2,631
   Money Store Home Equity Trust,
     Ser 1997-D, Cl AF7
      6.485%,  12/15/38                2,854         2,901

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New South Home Equity Trust,
     Ser 1999-1, Cl A6IO
      8.000%,  05/25/30             $  3,000       $    29
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
      7.120%,  04/13/36                5,100         5,344
   Prudential Securities Secured
     Financing, Ser C1, Cl A1B
      6.506%,  07/15/08                2,558         2,602
   Prudential Securities Secured
     Financing, Ser C2, Cl A2
      7.193%,  04/15/09                4,300         4,536
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
      7.500%,  08/25/27                6,000         6,154
   Residential Funding Mortgage
     Securities I, Ser S9, Cl 1A1
      6.500%,  04/25/13                3,411         3,448
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
      8.290%,  02/25/25               13,038        13,675
   Resolution Trust, Ser 1994-1, Cl M3
      8.505%,  09/25/29                1,697         1,692
   Salomon Smith Barney Mortgage,
     Ser NL1, Cl A2
      6.905%,  09/15/08                4,200         4,318
   Saxon Asset Securities Trust,
     Ser 1998-4, Cl AF6
      6.400%,  01/25/30                4,487         4,509
   Saxon Asset Securities, Ser 1, Cl AF6
      6.350%,  02/25/29                8,543         8,554
   The Money Store SBA
     Loan Trust 1999-1, Cl A
      7.180%,  07/15/25                1,818         1,818
   UCFC Home Equity Loan,
     Ser 1995-B1, Cl A5
      7.250%,  12/10/20                2,450         2,447
   Union Planters Mortgage Finance,
     Ser 1998-1, Cl A1 (C)
      6.350%,  01/25/28                  519           519
                                                ----------
                                                   193,352
                                                ----------
Total Asset-Backed Securities
   (Cost $212,740)                                 215,113
                                                ----------

MUNICIPAL BOND -- 0.1%
   Los Angeles County, California Taxable Pension
     Obligation, Ser D, RB, MBIA (G)
      7.725%,  06/30/10                3,850         2,146
                                                ----------
Total Municipal Bond
   (Cost $1,910)                                     2,146
                                                ----------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


CORE FIXED INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 18.0%
   JP Morgan
     5.270%, dated 03/30/01, matures
     04/02/01, repurchase price
     $547,379,893 (collateralized by
     FNMA obligations, total par value
     $640,111,727, 5.500%-8.000%,
     08/01/13-02/01/31, total
     market value: $558,379,893)    $547,659      $547,659
   Morgan Stanley Dean Witter
     5.270%, dated 03/30/01, matures
     04/02/01, repurchase price
     $44,788,661 (collateralized by
     FNMA obligations, total par
     value $64,573,694, 6.000%-7.631%,
     03/01/24-01/01/29, total
     market value: $45,906,441)       44,769        44,769
                                                ----------
Total Repurchase Agreements
   (Cost $592,428)                                 592,428
                                                ----------
Total Investments -- 109.0%
   (Cost $3,510,900)                            $3,595,018
                                                ==========

WRITTEN OPTION -- 0.0%
   May 2001 US Long Bond Future Call    (755)          (71)
                                                ----------
Total Written Option
   (Premium $(209))                                 $  (71)
                                                ==========

*   NON-INCOME PRODUCING SECURITY
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF MARCH 31, 2001.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON MARCH 31, 2001. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(E) TREASURY INFLATION INDEX NOTES
(F) RESTRICTED SECURITY, NOT READILY MARKETABLE (SEE NOTE 2).
(G) ZERO-COUPON SECURITY. RATE SHOWN IS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
(H) IN DEFAULT ON INTEREST PAYMENTS.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FFCA -- FEDERAL FARM CREDIT ASSOCIATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY SECURITY
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
PO -- PRINICPAL ONLY SECURITY
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES TBA -- TO BE ANNOUNCED
TVA -- TENNESSEE VALLEY AUTHORITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 95.2%
AIR TRANSPORTATION -- 0.2%
   Atlas Air Worldwide
      9.375%,  11/15/06               $1,250    $    1,256
   Kitty Hawk (C)*
      9.950%,  11/15/04                  250            70
   Pegasus Shipping Hellas, Ser A (C)*
     11.875%,  11/15/04                  588           235
                                                ----------
                                                     1,561
                                                ----------
APPAREL/TEXTILES -- 0.7%
   Flooring America, Ser B (C)*
      9.250%,  10/15/07                  296             3
   Galey & Lord
      9.125%,  03/01/08                2,000         1,280
   HCI Direct
     13.750%,  08/01/02                  900           486
   Levi Strauss
      7.000%,  11/01/06                1,800         1,566
   Phillips Van-Heusen
      9.500%,  05/01/08                1,000         1,010
   Pillowtex (C)*
     10.000%,  11/15/06                  500            20
   Tropical Sportswear
     International, Ser A
     11.000%,  06/15/08                  900           855
                                                ----------
                                                     5,220
                                                ----------
AUTOMOTIVE -- 1.4%
   Advance Stores, Ser B
     10.250%,  04/15/08                2,950         2,743
   Aetna Industries
     11.875%,  10/01/06                1,000           350
   Collins & Aikman
     11.500%,  04/15/06                1,900         1,558
   Delco Remy International
     10.625%,  08/01/06                1,500         1,470
   Diamond Triumph Auto
      9.250%,  04/01/08                1,000           880
   Hayes Lemmerz International
     11.000%,  07/15/06                  500           412
   Hayes Lemmerz International, Ser B
      9.125%,  07/15/07                  600           438
      8.250%,  12/15/08                  600           411
   JL French Auto Casting, Ser B
     11.500%,  06/01/09                1,000           420
   Motor Coach Industries International
     11.250%,  05/01/09                1,000           130
   Pep Boys, Ser A MTN
      6.710%,  11/03/04                1,800         1,375
   Stanadyne Automotive, Ser B
     10.250%,  12/15/07                1,000           870

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Titan Wheel International
      8.750%,  04/01/07               $  500    $      300
                                                ----------
                                                    11,357
                                                ----------
BEAUTY PRODUCTS -- 0.3%
   Drypers, Ser B (C) (D)*
     10.250%,  06/15/07                1,450            80
   Elizabeth Arden (A)
     11.750%,  02/01/11                  850           892
   Playtex Family Products
      9.000%,  12/15/03                1,350         1,336
   Playtex Products, Ser B
      8.875%,  07/15/04                  400           396
                                                ----------
                                                     2,704
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 11.3%
   Ackerley Group, Ser B
      9.000%,  01/15/09                1,800         1,656
   ACME Television, Ser B (B)
     10.875%,  09/30/04                  500           466
   Adelphia Communications
     10.875%,  10/01/10                4,000         4,240
      8.875%,  01/15/07                  900           873
      7.875%,  05/01/09                  500           457
   Adelphia Communications, Ser B
     10.500%,  07/15/04                  500           516
      8.375%,  02/01/08                2,150         2,037
   Adelphia Communications,
     Ser B (E)
      9.050%,  01/15/08                1,900           902
   Allbritton Communications, Ser B
      9.750%,  11/30/07                  800           810
   Australis Media (B) (F)
      9.722%,  05/15/03                  400             4
   Cable Satisfaction International
     12.750%,  03/01/10                1,400           962
   Charter Communications Holdings
     11.125%,  01/15/11                2,750         2,929
     10.750%,  10/01/09                2,500         2,662
     10.250%,  01/15/10                1,750         1,820
      8.625%,  04/01/09                1,500         1,444
   Charter Communications
     Holdings (B)
     10.910%,  01/15/11                1,750         1,096
     10.720%,  04/01/11                2,200         1,540
   Citadel Broadcasting
      9.250%,  11/15/08                1,850         1,979
   Classic Cable
     10.500%,  03/01/10                1,400           840
   Clear Channel Communications
      8.000%,  11/01/08                  500           520
   Coaxial Communication LLC
     10.000%,  08/15/06                2,150         2,134

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Coaxial Communication LLC (B)
     12.960%,  08/15/08               $1,600       $ 1,176
   Comcast
     10.500%,  06/15/06                  700           824
      9.625%,  03/15/02                  350           362
      8.875%,  04/01/07                  350           375
      8.250%,  02/15/08                  650           692
   CSC Holdings
      9.875%,  02/15/13                  650           694
   CSC Holdings (A)
      7.625%,  04/01/11                1,500         1,469
   CSC Holdings, Ser B
      8.125%,  07/15/09                1,400         1,424
      8.125%,  08/15/09                  750           763
   Cumulus Media
     10.375%,  07/01/08                1,450         1,356
   Diamond Cable Communications
     PLC (B)
     18.230%,  02/15/07                1,550         1,108
     14.120%,  12/15/05                1,050           971
     13.250%,  09/30/04                  300           292
   Diamond Holdings PLC
      9.125%,  02/01/08                1,000           815
   Echostar DBS
      9.375%,  02/01/09                2,500         2,506
   Emmis Communications, Ser B
      8.125%,  03/15/09                1,200         1,149
   Frontiervision Holdings (B)
     10.740%,  09/15/07                1,000         1,002
   Frontiervision Holdings, Ser B (B)
     10.580%,  09/15/07                1,300         1,303
   Golden Sky Systems, Ser B
     12.375%,  08/01/06                  400           412
   Granite Broadcasting
      9.375%,  12/01/05                1,100           726
   Gray Communications System
     10.625%,  10/01/06                  700           700
   Insight Communications (A) (B)
     11.750%,  02/15/11                3,900         2,135
   James Cable Partnership LP, Ser B
     10.750%,  08/15/04                1,500         1,207
   Lamar Media
      9.625%,  12/01/06                  450           469
   Lin Holdings (B)
     12.470%,  03/01/08                  500           352
   Lin Television
      8.375%,  03/01/08                2,000         1,800
   Mediacom Capital LLC
      7.875%,  02/15/11                2,050         1,830
   Mediacom LLC (A)
      9.500%,  01/15/13                3,000         2,932
   Muzak Holdings LLC (B)
     15.930%,  03/15/10                  500           280


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Northland Cable Television
     10.250%,  11/15/07               $1,200        $  840
   NTL, Ser B
     10.000%,  02/15/07                  400           352
   Olympus LP, Ser B
     10.625%,  11/15/06                2,000         2,040
   Pegasus Communications, Ser B
     12.500%,  08/01/07                  500           507
      9.750%,  12/01/06                  500           477
      9.625%,  10/15/05                  550           525
   Price Communications Wireless,
     Ser B
      9.125%,  12/15/06                1,600         1,644
   Renaissance Media Group (B)
     11.190%,  04/15/08                1,000           760
   Rogers Cablesystems
     10.000%,  12/01/07                  450           483
   Rogers Communications
      9.125%,  01/15/06                  800           814
      8.875%,  07/15/07                  650           660
   Salem Communications, Ser B
      9.500%,  10/01/07                2,030         2,030
   Sinclair Broadcast Group
      8.750%,  12/15/07                1,300         1,170
   Susquehanna Media
      8.500%,  05/15/09                1,350         1,367
   Telewest Communication (B)
     12.930%,  04/15/09                1,650           973
   Telewest Communications PLC
     11.250%,  11/01/08                  500           502
      9.875%,  02/01/10                  500           470
      9.625%,  10/01/06                  750           697
   Telewest Communications PLC (B)
     11.000%,  10/01/07                2,150         2,107
   Tri-State Outdoor Media
     11.000%,  05/15/08                1,450         1,131
   United Globalcom, Ser B (B)
     20.820%,  02/15/08                2,000           960
   United Pan-Europe
     Communications, Ser B
     11.500%,  02/01/10                1,000           680
     11.250%,  02/01/10                3,000         2,032
     10.875%,  08/01/09                1,000           670
   Young Broadcasting (A)
     10.000%,  03/01/11                1,650         1,600
   Young Broadcasting, Ser B
      8.750%,  06/15/07                1,400         1,288
                                                ----------
                                                    87,790
                                                ----------
BUILDING & CONSTRUCTION -- 2.8%
   AAF-McQuay
      8.875%,  02/15/03                1,485         1,455
   Brand Scaffold Services
     10.250%,  02/15/08                1,650         1,485

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Dayton Superior
     13.000%,  06/15/09               $1,500       $ 1,545
   DR Horton
      9.750%,  09/15/10                3,600         3,636
      8.000%,  02/01/09                  900           873
   Formica, Ser B
     10.875%,  03/01/09                1,000           630
   International Utility Structures
     10.750%,  02/01/08                1,300           845
   KB Home
      9.500%,  02/15/11                1,500         1,481
   MMI Products, Ser B
     11.250%,  04/15/07                1,000           992
   Morris Materials Handling (C)*
      9.500%,  04/01/08                  400            18
   Nortek
      9.875%,  03/01/04                1,500         1,507
   Nortek, Ser B
      9.125%,  09/01/07                3,000         2,932
   Oglebay Norton
     10.000%,  02/01/09                1,000           942
   Republic Group
      9.500%,  07/15/08                  850           860
   Ryland Group
      9.750%,  09/01/10                1,000         1,045
   Standard Pacific
      9.500%,  09/15/10                1,250         1,256
                                                ----------
                                                    21,502
                                                ----------
CHEMICALS -- 3.3%
   Avecia Group PLC
     11.000%,  07/01/09                5,750         6,066
   Borden Chemicals & Plastics (C)*
      9.500%,  05/01/05                1,100           352
   Georgia Gulf
     10.375%,  11/01/07                  800           832
   Huntsman (A)
      9.500%,  07/01/07                1,650         1,270
   Huntsman ICI Chemicals
     10.125%,  07/01/09                2,950         3,038
   Huntsman ICI Chemicals (E)
     13.069%,  12/31/09                2,100           693
   Huntsman Polymers
     11.750%,  12/01/04                  250           207
   ISP Holdings, Ser B
      9.000%,  10/15/03                  500           465
   LaRoche Industries, Ser B (C)*
      9.500%,  09/15/07                2,000            40
   LLS
     11.625%,  08/01/09                1,000           800
   Lyondell Chemical, Ser B
      9.875%,  05/01/07                3,400         3,493

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   NL Industries
     11.750%,  10/15/03               $  357      $    362
   Octel Developments
     10.000%,  05/01/06                  950           950
   Philipp Brothers Chemical
      9.875%,  06/01/08                1,200           780
   Scotts
      8.625%,  01/15/09                2,000         2,030
   Sterling Chemical, Ser B
     12.375%,  07/15/06                3,650         3,394
   Sterling Chemicals
     11.750%,  08/15/06                1,000           462
   Sterling Chemicals Holdings (B)
     30.920%,  08/15/08                1,000            42
   Terra Industries, Ser B
     10.500%,  06/15/05                1,000           828
                                                ----------
                                                    26,104
                                                ----------
COMMERCIAL SERVICES -- 2.1%
   Coinstar (B)
     13.000%,  10/01/06                1,200         1,189
   Compagnie Genera (A)
     10.625%,  11/15/07                1,250         1,328
   Iron Mountain
      9.125%,  07/15/07                  450           457
      8.625%,  04/01/13                3,375         3,405
      8.250%,  07/01/11                  750           746
   IT Group, Ser B
     11.250%,  04/01/09                1,000           861
   La Petite Acadamy, Ser B
     10.000%,  05/15/08                1,990         1,353
   Mail-Well, Ser B
      8.750%,  12/15/08                  500           425
   Protection One Alarm Monitor (A)
      8.125%,  01/15/09                  350           186
   Travelcenters of America
     12.750%,  05/01/09                2,500         2,475
   Trico Marine Service, Ser G
      8.500%,  08/01/05                2,055         2,040
   URS, Ser B
     12.250%,  05/01/09                  900           919
   Worldwide Flight Service, Ser B
     12.250%,  08/15/07                  800           672
                                                ----------
                                                    16,056
                                                ----------
COMPUTERS & SERVICES -- 0.8%
   Covad Communications Group
     12.500%,  02/15/09                  800            96
   Diva Systems, Ser B (B)
     35.690%,  03/01/08                3,757           939
   Earthwatch (B)
      2.340%,  07/15/07                2,250         1,932

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Equinix
     13.000%,  12/01/07               $  800        $  560
   Exodus Communications
     11.250%,  07/01/08                1,300         1,040
   Psinet
     11.500%,  11/01/08                  350            30
     11.000%,  08/01/09                1,000            85
   Psinet, Ser B
     10.000%,  02/15/05                  950            76
   Rhythms Netconnections
     12.750%,  04/15/09                1,300           162
   Rhythms Netconnections, Ser B (B)
     61.800%,  05/15/08                1,700            42
   Unisys
     11.750%,  10/15/04                  500           526
      7.875%,  04/01/08                  700           684
                                                ----------
                                                     6,172
                                                ----------
CONTAINERS & PACKAGING -- 2.3%
   Amtrol
     10.625%,  12/31/06                  400           311
   Berry Plastics, Ser B
     11.000%,  07/15/07                1,300         1,105
   BWAY, Ser B
     10.250%,  04/15/07                  800           728
   Consolidated Container Capital
     10.125%,  07/15/09                1,000           980
   Consumers Packaging (C)*
      9.750%,  02/01/07                  750            30
   Container Corporation of America
      9.750%,  04/01/03                  550           560
   Container of America, Ser A
     11.250%,  05/01/04                  650           650
   Crown Packaging (B) (F)
     37.200%,  08/01/06                  775             1
   Fonda Group, Ser B
      9.500%,  03/01/07                  900           702
   Four M, Ser B
     12.000%,  06/01/06                1,600         1,576
   Gaylord Container, Ser B
      9.750%,  06/15/07                  600           405
      9.375%,  06/15/07                  850           557
   Graham Packaging, Ser B
      8.750%,  01/15/08                  400           268
   Norampac
      9.500%,  02/01/08                1,875         1,941
   Owens-Illinois
      8.100%,  05/15/07                1,050           819
   Packaged Ice, Ser B
      9.750%,  02/01/05                1,200         1,038
   Pliant
     13.000%,  06/01/10                1,300           728
   Portola Packaging
     10.750%,  10/01/05                  200           154


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Riverwood International
     10.875%,  04/01/08               $1,200       $ 1,140
   SF Holdings Group, Ser B (B)
     24.600%,  03/15/08                1,000           420
   Stone Container (A)
     11.500%,  08/15/06                  400           416
      9.750%,  02/01/11                3,025         3,085
                                                ----------
                                                    17,614
                                                ----------
DIVERSIFIED OPERATIONS -- 1.8%
   Amscan Holdings
      9.875%,  12/15/07                  650           481
   Buhrmann US
     12.250%,  11/01/09                4,000         4,260
   Elgar Holdings
      9.875%,  02/01/08                1,000           680
   Jordan Industries, Ser B
     10.375%,  08/01/07                1,200         1,020
   Jordan Industries, Ser D
     10.375%,  08/01/07                1,025           871
   Kansas City Southern (A)
      9.500%,  10/01/08                  750           772
   Knology Holdings (B)
     32.340%,  10/15/07                5,100         1,198
   Maxxam Group Holdings, Ser B
     12.000%,  08/01/03                  600           501
   SCG Holding
     12.000%,  08/01/09                3,548         2,661
   Werner Holdings, Ser A
     10.000%,  11/15/07                1,850         1,785
   Western Federal Notes (G)
     15.500%,  09/30/99                  500           125
                                                ----------
                                                    14,354
                                                ----------
DRUGS -- 0.5%
   ICN Pharmaceuticals (A)
      8.750%,  11/15/08                1,270         1,255
   ICN Pharmaceuticals, Ser B
      9.250%,  08/15/05                1,150         1,170
   NBTY, Ser B
      8.625%,  09/15/07                1,500         1,260
   Twin Laboratories
     10.250%,  05/15/06                  900           459
                                                ----------
                                                     4,144
                                                ----------
ELECTRICAL SERVICES -- 3.0%
   Aavid Thermal Technology
     12.750%,  02/01/07                  500           369
   AES
      9.375%,  09/15/10                2,400         2,520
      8.875%,  02/15/11                  750           767
      8.500%,  11/01/07                  800           790
      8.000%,  12/31/08                  500           482

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Ampex, Ser B
     12.000%,  03/15/03               $1,000      $    600
   BRL Universal Equipment (A)
      8.875%,  02/15/08                1,000         1,032
   CMS Energy
      7.500%,  01/15/09                1,800         1,699
   CMS Energy, Ser B
      6.750%,  01/15/04                1,000           975
   Cogentrix Energy, Ser B
      8.750%,  10/15/08                1,250         1,316
   Communications Instrument, Ser B
     10.000%,  09/15/04                  500           435
   Condor Systems, Ser B
     11.875%,  05/01/09                1,700         1,258
   Flextronics International
      9.875%,  07/01/10                1,750         1,689
   Integrated Electrical Services, Ser B
      9.375%,  02/01/09                2,500         2,428
   Niagra Mohawk Power, Ser G
      7.750%,  10/01/08                  800           834
   PSE&G Energy Holdings (A)
      8.625%,  02/15/08                2,000         1,997
   TNP Enterprises, Ser B
     10.250%,  04/01/10                1,250         1,350
   Viasystems
      9.750%,  06/01/07                1,200           684
   Wesco Distribution, Ser B
      9.125%,  06/01/08                1,750         1,667
                                                ----------
                                                    22,892
                                                ----------
ENTERTAINMENT -- 6.1%
   Alliance Atlantis Communications
     13.000%,  12/15/09                1,750         1,875
   Alliance Atlantis
     Communications (A)
     13.000%,  12/15/09                  250           268
   AMC Entertainment
     9.500%,  02/01/11                 1,000           780
     9.500%,  03/15/09                 1,000           790
   AMF Bowling Worldwide,
     Ser B (B) (C)*
     63.410%,  03/15/06                  306            45
   AMF Bowling Worldwide, Ser B (C)*
     10.875%,  03/15/06                  700           103
   Anchor Gaming
      9.875%,  10/15/08                3,850         4,091
   Argosy Gaming
     10.750%,  06/01/09                5,355         5,757
   Argosy Gaming (A)
     10.750%,  06/01/09                  500           537
   Autotote, Ser B
     12.500%,  08/15/10                1,550         1,333
   Booth Creek Ski Holdings, Ser B
     12.500%,  03/15/07                1,550         1,263

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Boyds Collection, Ser B
      9.000%,  05/15/08               $  478       $   445
   Cinemark USA, Ser B
      9.625%,  08/01/08                  300           231
      8.500%,  08/01/08                  500           355
   Cinemark USA, Ser D
      9.625%,  08/01/08                  500           375
   Hard Rock Hotel, Ser B
      9.250%,  04/01/05                2,500         2,287
   Imax
      7.875%,  12/01/05                1,750         1,032
   Isle of Capri Casinos
      8.750%,  04/15/09                1,600         1,448
   KSL Recreation Group, Ser B
     10.250%,  05/01/07                1,000         1,010
   Loews Cineplex Entertainment (C)*
      8.875%,  08/01/08                1,000           150
   Louisiana Casino Cruises, Ser B
     11.000%,  12/01/05                1,000         1,130
   Mohegan Tribal Gaming
      8.750%,  01/01/09                2,900         2,976
   Muzak LLC
      9.875%,  03/15/09                1,000           860
   Penn National Gaming (A)
     11.125%,  03/01/08                6,000         5,985
   Pinnacle Entertainment, Ser B
      9.500%,  08/01/07                4,700         4,641
      9.250%,  02/15/07                1,000           981
   Regal Cinemas (C)*
      9.500%,  06/01/08                  900            99
      8.875%,  12/15/10                  450            49
   Silver Cinemas (C)*
     10.500%,  04/15/05                  800            60
   Six Flags
      9.750%,  06/15/07                  500           514
      9.250%,  04/01/06                  500           505
   Six Flags (A)
      9.500%,  02/01/09                  600           609
   Town Sports International, Ser B
      9.750%,  10/15/04                1,750         1,732
   Vail Resorts
      8.750%,  05/15/09                1,100         1,067
   Waterford Gaming LLC (A)
      9.500%,  03/15/10                1,275         1,237
   Yanknets LLC (A)
     12.750%,  03/01/07                1,000         1,020
                                                ----------
                                                    47,640
                                                ----------
ENVIRONMENTAL SERVICES -- 1.0%
   Allied Waste (A)
      8.875%,  04/01/08                  975           999
   Allied Waste North America, Ser B
     10.000%,  08/01/09                5,000         5,100
      7.875%,  01/01/09                1,450         1,403

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Waste Systems International (A) (C)*
      7.000%,  05/13/05               $  800    $        8
   Waste Systems International,
     Ser B (C)*
     11.500%,  01/15/06                  550           110
                                                ----------
                                                     7,620
                                                ----------
FINANCIAL SERVICES -- 1.4%
   Alamosa Deleware (A)
     12.500%,  02/01/11                5,800         5,756
   Homeside International, Ser B
     11.250%,  05/15/03                  325           341
   Labrache
     12.000%,  03/02/07                1,775         1,988
   Lodgian Financing
     12.250%,  07/15/09                  900           765
   Madison River Financial
     13.250%,  03/01/10                  350           252
   Sovereign Bancorp
     10.500%,  11/15/06                1,500         1,582
   Telewest Finance
      6.000%,  07/07/05                  800           626
                                                ----------
                                                    11,310
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 3.4%
   Agrilink Foods
     11.875%,  11/01/08                2,000         1,680
   Archibald Candy
     10.250%,  07/01/04                1,300           682
   Aurora Foods, Ser B
      9.875%,  02/15/07                1,050           879
      8.750%,  07/01/08                  850           665
   Avado Brands
      9.750%,  06/01/06                  525           184
   B&G Foods
      9.625%,  08/01/07                1,500         1,069
   Carrols
      9.500%,  12/01/08                1,000           870
   Eagle Family Foods, Ser B
      8.750%,  01/15/08                1,500           892
   Fleming (A)
     10.125%,  04/01/08                3,750         3,863
   Fleming, Ser B
     10.500%,  12/01/04                1,170         1,188
   Keebler
     10.750%,  07/01/06                1,000         1,059
   Luigino's
     10.000%,  02/01/06                1,200         1,008
   Michael Foods (A)
     11.750%,  04/01/11                1,400         1,428
   Mrs. Fields Holdings (B)
     28.290%,  12/01/05                  800           368
   Mrs. Fields Original, Ser B
     10.125%,  12/01/04                1,010           858

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   National Wine & Spirits
     10.125%,  01/15/09               $1,700      $  1,683
   New World Pasta
      9.250%,  02/15/09                1,000           545
   Pantry
     10.250%,  10/15/07                1,400         1,375
   Premier International Food
     12.000%,  09/01/09                1,800         1,701
   Pueblo Xtra International
      9.500%,  08/01/03                  473           166
   Stater Brother Holdings
     10.750%,  08/15/06                2,000         1,860
   Vlasic Foods International,
     Ser B (C)*
     10.250%,  07/01/09                1,250           219
   Winn-Dixie Stores
      8.875%,  04/01/08                2,000         2,008
                                                ----------
                                                    26,250
                                                ----------
FORESTRY -- 0.3%
   Tembec Industries
      8.625%,  06/30/09                  920           943
   Tembec Industries (A)
      8.500%,  02/01/11                1,100         1,127
                                                ----------
                                                     2,070
                                                ----------
GARDEN PRODUCTS -- 0.1%
   Color Spot Nurseries
     10.500%,  12/15/07                1,300           390
                                                ----------
GAS/NATURAL GAS -- 0.3%
   Western Gas Resources
     10.000%,  06/15/09                2,100         2,226
                                                ----------
HOTELS & LODGING -- 8.5%
   American Skiing, Ser B
     12.000%,  07/15/06                  950           712
   Ameristar Casinos (A)
     10.750%,  02/15/09                7,700         7,873
   Aztar
      8.875%,  05/15/07                2,000         2,000
   Boca Resorts
      9.875%,  04/15/09                  900           900
   Boyd Gaming
      9.500%,  07/15/07                2,050         1,927
   Coast Hotels & Casinos
      9.500%,  04/01/09                1,900         1,926
   ElDorado Resorts
     10.500%,  08/15/06                1,000         1,009
   Fitzgeralds Gaming, Ser B (C)*
     12.250%,  12/15/04                1,780           941
   Harrahs Operating
      7.875%,  12/15/05                1,000         1,002
   Harvey Casinos Resorts
     10.625%,  06/01/06                4,675         4,909

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   HMH Properties, Ser B
      7.875%,  08/01/08               $1,750      $  1,662
   HMH Properties, Ser C
      8.450%,  12/01/08                  500           490
   Hollywood Casino
     11.250%,  05/01/07                3,000         3,180
   Hollywood Casino Shreveport
     13.000%,  08/01/06                3,800         4,066
   Horseshoe Gaming Holdings, Ser B
      8.625%,  05/15/09                1,000           992
   Horseshoe Gaming LLC, Ser B
      9.375%,  06/15/07                1,100         1,133
   John Q. Hammons Hotels
      8.875%,  02/15/04                  500           480
   Majestic Star Casino, Ser B
     10.875%,  07/01/06                1,300         1,079
   Mandalay Resort Group
      9.500%,  08/01/08                1,000         1,045
      9.250%,  12/01/05                1,600         1,606
   Mandalay Resort Group, Ser B
     10.250%,  08/01/07                5,250         5,407
   MGM Mirage
      9.750%,  06/01/07                2,000         2,125
   Park Place Entertainment
      9.375%,  02/15/07                4,550         4,721
      8.875%,  09/15/08                  850           865
      7.875%,  12/15/05                1,000           996
   Peninsula Gaming, Ser B
     12.250%,  07/01/06                1,000           982
   Prime Hospitality
      9.250%,  01/15/06                  600           612
   Prime Hospitality, Ser B
      9.750%,  04/01/07                  450           454
   Riviera Black Hawk
     13.000%,  05/01/05                  700           700
   Station Casino
      9.875%,  07/01/10                  850           884
   Station Casinos
     10.125%,  03/15/06                  710           734
      9.750%,  04/15/07                1,150         1,179
   Station Casinos (A)
      8.375%,  02/15/08                2,000         2,007
   Sun International Hotels
      9.000%,  03/15/07                4,475         4,212
      8.625%,  12/15/07                  500           465
   Windsor Woodmount Black Hawk,
     Ser B
     13.000%,  03/15/05                1,000           925
                                                ----------
                                                    66,200
                                                ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.1%
   Congoleum
      8.625%,  08/01/08                1,000           523


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Holmes Products, Ser D
      9.875%,  11/15/07               $  500     $     200
   Home Products International
      9.625%,  05/15/08                  800           440
   Sealy Mattress, Ser B
      9.875%,  12/15/07                1,000         1,028
   Sealy Mattress, Ser B (B)
     10.270%,  12/15/07                  500           430
   Simmons, Ser B
     10.250%,  03/15/09                6,055         6,025
                                                ----------
                                                     8,646
                                                ----------
INSURANCE -- 0.2%
   Willis Corroon
      9.000%,  02/01/09                1,500         1,478
                                                ----------
LEASING & RENTING -- 0.2%
   Anthony Crane Rental LP, Ser B
     10.375%,  08/01/08                1,025           454
   Neff
     10.250%,  06/01/08                  500           210
   Universal Compression (B)
      9.170%,  02/15/08                1,400         1,209
                                                ----------
                                                     1,873
                                                ----------
MACHINERY -- 1.6%
   APCOA
      9.250%,  03/15/08                  700           331
   Applied Extrusion Technologies,
     Ser B
     11.500%,  04/01/02                1,600         1,328
   BGF Industries, Ser B
     10.250%,  01/15/09                1,000           920
   Eagle Geophysical (C)*
      1.152%,  07/15/08                1,000            88
   Fisher Scientific International
      9.000%,  02/01/08                1,000           998
   Grove Worldwide
      9.250%,  05/01/08                1,000            70
   GSI Group
     10.250%,  11/01/07                1,250           888
   Jackson Products, Ser B
      9.500%,  04/15/05                1,800         1,584
   Moog, Ser B
     10.000%,  05/01/06                  500           500
   Motors & Gears, Ser D
     10.750%,  11/15/06                1,840         1,785
   Numatics, Ser B
      9.625%,  04/01/08                  800           552
   Sequa
      9.000%,  08/01/09                1,800         1,814
   Sequa (A)
      8.875%,  04/01/08                  750           750

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Simonds Industries
     10.250%,  07/01/08               $  700    $      490
   Terex (A)
     10.375%,  04/01/11                  650           657
   Thermadyne Holdings (B)
     62.640%,  06/01/08                  550            10
                                                ----------
                                                    12,765
                                                ----------
MARINE TRANSPORTATION -- 0.2%
   First Wave Marine (C)*
     11.000%,  02/01/08                1,000            83
   Sea Containers, Ser B
     10.750%,  10/15/06                  700           539
   Ultapetrol
     10.500%,  04/01/08                  800           640
   Vectura Group, Ser B
     10.250%,  06/30/08                1,100           660
                                                ----------
                                                     1,922
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 3.8%
   Advance PCS (A)
      8.500%,  04/01/08                1,300         1,320
   Alaris Medical (B)
     46.590%,  08/01/08                1,000           120
   Beverly Enterprises
      9.000%,  02/15/06                  700           707
   Concentra Operating
     13.000%,  08/15/09                2,900         3,016
   Extendicare Health Services
      9.350%,  12/15/07                2,000         1,670
   Fountain View, Ser B
     11.250%,  04/15/08                1,000           640
   HCA - Health Care
      8.750%,  09/01/10                1,250         1,339
      7.875%,  02/01/11                1,000         1,010
   Healthsouth
     10.750%,  10/01/08                1,600         1,700
   Iasis Healthcare
     13.000%,  10/15/09                2,000         2,140
   Insight Health Services, Ser B
      9.625%,  06/15/08                1,800         1,782
   Leiner Health Products
      9.625%,  07/10/07                  500            40
   Lifepoint Hospitals Holdings, Ser B
     10.750%,  05/15/09                3,300         3,630
   Magellan Health Services
      9.000%,  02/15/08                1,400         1,306
   Omnicare (A)
      8.125%,  03/15/11                  375           383
   Paracelsus Healthcare (C)*
     10.000%,  08/15/06                  500           130
   Quest Diagnostic
     10.750%,  12/15/06                  450           478

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tenet Healthcare
      8.625%,  01/15/07               $  500    $      519
   Tenet Healthcare, Ser B
      9.250%,  09/01/10                4,700         5,199
   Triad Hospital Holdings, Ser B
     11.000%,  05/15/09                2,100         2,310
   Universal Health Services
      8.750%,  08/15/05                  250           256
                                                ----------
                                                    29,695
                                                ----------
METALS & METAL FABRICATE/HARDWARE -- 0.7%
   AEI Resources (A) (C)*
     11.500%,  12/15/06                  500            25
   California Steel Industry, Ser B
      8.500%,  04/01/09                  500           458
   Commonwealth Industries
     10.750%,  10/01/06                  500           470
   Golden Northwest Aluminum
     12.000%,  12/15/06                  700           595
   GS Technologies (C)*
     12.000%,  09/01/04                1,100             6
   Haynes International
     11.625%,  09/01/04                  850           514
   Kaiser Aluminum & Chemical
      9.875%,  02/15/02                  700           669
   Kaiser Aluminum & Chemical, Ser B
     10.875%,  10/15/06                  700           644
   Metallurg, Ser B
     11.000%,  12/01/07                  900           794
   Neenah, Ser B
     11.125%,  05/01/07                  500           218
   Oxford Automotive, Ser D
     10.125%,  06/15/07                1,850         1,110
   Renco Metals (C)*
     11.500%,  07/01/03                  500            60
   Wheeling-Pittsburgh (C)*
      9.250%,  11/15/07                  900            45
                                                ----------
                                                     5,608
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.8%
   ADV Accessory, Ser B
      9.750%,  10/01/07                  550           286
   Advanced Glassfiber
      9.875%,  01/15/09                1,100           960
   Burke Industries
     10.000%,  08/15/07                  600           144
   Cambridge Industries, Ser B (C)*
     10.250%,  07/15/07                  500           124
   Day International Group, Ser B
     11.125%,  06/01/05                2,450         2,426
   Diamond Brands Operating
     10.125%,  04/15/08                  650           130
   Doskocil Manufacturing (C)*
     10.125%,  09/15/07                  500           126

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   GST USA (C)*
     13.875%,  12/15/05               $1,760      $    651
     12.750%,  05/01/07                  500           270
   Jostens
     12.750%,  05/01/10                1,500         1,564
   Knoll
     10.875%,  03/15/06                  260           263
   Omega Cabinets
     10.500%,  06/15/07                1,000         1,030
   Polymer Group, Ser B
      9.000%,  07/01/07                  600           288
   Resolution Performance (A)
     13.500%,  11/15/10                2,650         2,809
   Safety Components International,
     Ser B (C)*
     10.125%,  07/15/07                  500           100
   Tekni-Plex, Ser B
     12.750%,  06/15/10                  850           769
   Wabtec
      9.375%,  06/15/05                1,200         1,163
   William Carter, Ser A
     10.375%,  12/01/06                  750           769
                                                ----------
                                                    13,872
                                                ----------
PAPER & PAPER PRODUCTS -- 0.5%
   American Tissue, Ser B
     12.500%,  07/15/06                1,500         1,305
   Buckeye Technologies
      9.250%,  09/15/08                  500           495
   Doman Industries
     12.000%,  07/01/04                1,250         1,278
      8.750%,  03/15/04                  750           420
   Fibermark
      9.375%,  10/15/06                  500           475
                                                ----------
                                                     3,973
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 8.7%
   Abraxas Petroleum, Ser A
     11.500%,  11/01/04                2,325         2,174
   Baytex Energy (A)
     10.500%,  02/15/11                4,500         4,433
   Belco Oil & Gas, Ser B
      8.875%,  09/15/07                2,500         2,484
   Bellwether Exploration
     10.875%,  04/01/07                1,800         1,764
   Calpine
      8.500%,  02/15/11                4,000         4,108
      7.750%,  04/15/09                2,500         2,469
   Canadian Forest Oil
      8.750%,  09/15/07                2,000         2,040
   Chesapeake Energy (A)
      8.125%,  04/01/11                2,500         2,458
   Chesapeake Energy, Ser B
      9.625%,  05/01/05                1,940         2,115

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Clark R&M
      8.875%,  11/15/07               $  500      $    285
   Comstock Resources
     11.250%,  05/01/07                1,400         1,470
   Continental Resources
     10.250%,  08/01/08                1,025           893
   Contour Energy
     14.000%,  04/15/03                2,006         2,106
   Crown Central Petroleum
     10.875%,  02/01/05                1,200           986
   Denbury Management
      9.000%,  03/01/08                3,800         3,629
   Energy of America, Ser A
      9.500%,  05/15/07                  500           411
   Frontier Oil
     11.750%,  11/15/09                  800           834
   Frontier Oil, Ser A
      9.125%,  02/15/06                  800           758
   Gothic Production, Ser B
     11.125%,  05/01/05                1,700         1,845
   Grant Prideco (A)
      9.625%,  12/01/07                  750           788
   Gulf Canada Resources
      9.625%,  07/01/05                  500           518
      8.375%,  11/15/05                  500           540
   HS Resources
      9.250%,  11/15/06                  600           621
   HS Resources, Ser B
      9.250%,  11/15/06                  600           621
   Key Energy Services, Ser B
     14.000%,  01/15/09                1,150         1,346
   Magnum Hunter Re
     10.000%,  06/01/07                2,000         2,020
   Nuevo Energy (A)
      9.375%,  10/01/10                  350           342
   Nuevo Energy, Ser B
      9.500%,  06/01/08                1,650         1,625
   Ocean Energy, Ser B
      8.875%,  07/15/07                1,200         1,266
   Parker Drilling, Ser D
      9.750%,  11/15/06                3,450         3,554
   Pioneer Natural Resource
      9.625%,  04/01/10                1,000         1,105
   Plains Resources, Ser B
     10.250%,  03/15/06                  675           682
   Plains Resources, Ser D
     10.250%,  03/15/06                  300           303
   Plains Resources, Ser F
     10.250%,  03/15/06                  625           631
   Pogo Producing, Ser B
      8.750%,  05/15/07                1,200         1,212
   Pride International
     10.000%,  06/01/09                  500           545
      9.375%,  05/01/07                1,000         1,054

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   R&B Falcon, Ser B
     10.250%,  05/15/03               $1,000    $    1,029
      6.950%,  04/15/08                1,100         1,121
   Southwest Royalties, Ser B
     10.500%,  10/15/04                2,000         1,740
   Swift Energy
     10.250%,  08/01/09                4,250         4,473
   Triton Energy
      8.875%,  10/01/07                1,200         1,239
   Wiser Oil
      9.500%,  05/15/07                2,000         1,700
                                                ----------
                                                    67,337
                                                ----------
PRINTING & PUBLISHING -- 1.5%
   American Lawyer Media Holdings,
     Ser B (B)
     16.420%,  12/15/08                1,200           768
   American Lawyer Media, Ser B
      9.750%,  12/15/07                1,150         1,049
   American Media Operation
     10.250%,  05/01/09                  900           918
   Garden State Newspapers
      8.625%,  07/01/11                1,100         1,067
   Hollinger International Publishing
      9.250%,  03/15/07                1,000         1,030
   Liberty Group Operating
      9.375%,  02/01/08                  650           538
   Liberty Group Publishings (B)
     27.900%,  02/01/09                  500           325
   MDC Communications
     10.500%,  12/01/06                1,000           930
   Official Information, Ser B
     10.375%,  11/01/07                  700           623
   Perry-Judd
     10.625%,  12/15/07                  500           450
   Phoenix Color
     10.375%,  02/01/09                  750           518
   Printpack, Ser B
     10.625%,  08/15/06                  800           800
   Quebecor World
      7.750%,  02/15/09                1,500         1,489
   Regional Independent
     Media Group
     10.500%,  07/01/08                1,000         1,010
   Ziff Davis Media, Ser B
     12.000%,  07/15/10                  600           489
                                                ----------
                                                    12,004
                                                ----------
REAL ESTATE -- 1.2%
   Choctaw Resort Development (A)
      9.250%,  04/01/09                5,500         5,589
   Intrawest
      9.750%,  08/15/08                1,250         1,263
   LNR Property
     10.500%,  01/15/09                2,250         2,261
                                                ----------
                                                     9,113
                                                ----------

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
   Host Marriott, Ser E
      8.375%,  02/15/06               $  500    $      495
   Meristar Hospitality
      8.750%,  08/15/07                1,000           958
   Meristar Hospitality (A)
      9.125%,  01/15/11                2,600         2,652
      9.000%,  01/15/08                1,000         1,010
                                                ----------
                                                     5,115
                                                ----------
RETAIL -- 2.6%
   AFC Enterprises
     10.250%,  05/15/07                1,930         1,959
   American Restaurant Group, Ser B
     11.500%,  02/15/03                1,829         1,683
   Ameriking
     10.750%,  12/01/06                  600           246
   CKE Restaurants
      9.125%,  05/01/09                1,250           813
   Duane Reade
      9.250%,  02/15/08                3,250         3,055
   Friendly Ice Cream
     10.500%,  12/01/07                  700           378
   HMV Media Group, Ser B
     10.250%,  05/15/08                1,000           500
   K-Mart
      7.750%,  10/01/12                  850           695
   K-Mart, Ser 95K3
      8.540%,  01/02/15                  727           631
   Leslie's Poolmart
     10.375%,  07/15/04                1,450         1,189
   Ne Restaurant
     10.750%,  07/15/08                  850           542
   Nebraska Book
      8.750%,  02/15/08                1,000           860
   Perkins Family Restaurant, Ser B
     10.125%,  12/15/07                1,000           950
   Port Royal Holdings
     10.250%,  10/01/07                1,000           520
   RH Donnelly
      9.125%,  06/01/08                  800           816
   Romacorp
     12.000%,  07/01/06                  950           590
   Saks
      8.250%,  11/15/08                3,750         3,272
   Sbarro
     11.000%,  09/15/09                1,600         1,672
                                                ----------
                                                    20,371
                                                ----------

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.3%
   Amkor Technologies
     10.500%,  05/01/09               $4,000     $   3,840
   Amkor Technology (A)
      9.250%,  02/15/08                  725           689
   Amphenol
      9.875%,  05/15/07                  450           471
   Fairchild Semiconductor
     10.375%,  10/01/07                4,050         3,837
   Fairchild Semiconductor (A)
     10.500%,  02/01/09                1,400         1,344
                                                ----------
                                                    10,181
                                                ----------
SPECIAL PURPOSE ACQUISITION -- 0.5%
   Advance Holding, Ser B (B)
     17.830%,  04/15/09                1,500           863
   AP Holdings (B)
     65.080%,  03/15/08                1,700           117
   DTI Holdings, Ser B (B)
     28.610%,  03/01/08                  750           296
   P&L Coal Holdings, Ser B
      9.625%,  05/15/08                2,000         2,100
      8.875%,  05/15/08                  250           261
                                                ----------
                                                     3,637
                                                ----------
SPECIAL PURPOSE ENTITY -- 0.2%
   Airplanes Pass Through Trust, Ser D
     10.875%,  03/15/19                  988           651
   Caithness Coso Fund, Ser B
      9.050%,  12/15/09                1,000           910
   Russell-Stanley Holdings (C)*
     10.875%,  02/15/09                  750           120
                                                ----------
                                                     1,681
                                                ----------
STEEL & STEEL WORKS -- 1.0%
   AK Steel
      9.125%,  12/15/06                1,000           995
   Algoma Steel
     12.375%,  07/15/05                1,000           335
   Intrawest (A)
     10.500%,  02/01/10                4,450         4,639
   LTV (C)*
     11.750%,  11/15/09                  500            50
   National Steel, Ser D
      9.875%,  03/01/09                  500           185
   Northwestern Steel & Wire (C)*
      9.500%,  06/15/01                1,000            50
   Republic Technology
     13.750%,  07/15/09                  550            72
   Sheffield Steel, Ser B
     11.500%,  12/01/05                  500           183
   WCI Steel, Ser B
     10.000%,  12/01/04                1,050           882

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Weirton Steel
     11.375%,  07/01/04               $  250    $       98
   WHX
     10.500%,  04/15/05                  750           428
                                                ----------
                                                     7,917
                                                ----------
TELEPHONES & TELECOMMUNICATIONS -- 15.3%
   360Networks
     12.500%,  12/15/05                  750           300
     12.000%,  08/01/09                  500           185
   Adelphia Business Solutions, Ser B
     12.250%,  09/01/04                  500           465
   Adelphia Business Solutions,
     Ser B (B)
     18.160%,  04/15/03                2,000         1,780
   Airgate PCS (B)
     13.070%,  10/01/09                4,950         2,995
   Alamosa PCS Holdings (B)
     15.380%,  02/15/10                2,200         1,122
   Allegiance Telecom, Ser B (B)
     14.650%,  02/15/08                1,350           932
   American Cellular (A)
      9.500%,  10/15/09                1,750         1,689
   American Tower (A)
      9.375%,  02/01/09                1,950         1,867
   Asia Global Crossing (A)
     13.375%,  10/15/10                1,500         1,481
   AT&T Canada
     12.000%,  08/15/07                  500           556
   AT&T Canada (B)
      9.430%,  06/15/08                2,000         1,663
   Call-Net Enterprises
      9.375%,  05/15/09                1,050           284
   Call-Net Enterprises (B)
      36.400%,  08/15/08                 600           102
     32.460%,  08/15/07                1,000           170
     29.710%,  05/15/09                  500            78
   Carrier One International, Ser B
     13.250%,  02/15/09                1,000           798
   Centennial Cellular
     10.750%,  12/15/08                1,150         1,093
   Clearnet Communications (B)
      6.990%,  05/01/09                1,500         1,260
   Colo.com (A)
     13.875%,  03/15/10                  750           128
   Colt Telecommunications Group (B)
      2.260%,  12/15/06                  600         1,053
   Completel Europe, Ser B (B)
     21.180%,  02/15/09                1,800           810
   Covad Communications Group,
     Ser B
     12.000%,  02/15/10                2,950           325
   Crown Castle International
     10.750%,  08/01/11                1,500         1,549

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Dobson Communications
     10.875%,  07/01/10               $2,800       $ 2,856
   Dobson/Sygnet Communications
     12.250%,  12/15/08                1,000         1,033
   Dolphin Telecommunications (B)
     52.160%,  05/15/09                2,250           158
   E.spire Communications (B) (C)*
      59.860%,  04/01/06                 500           100
     36.400%,  07/01/08                  500            85
     13.000%,  11/01/05                1,800           360
   E.spire Communications (C)*
     13.750%,  07/15/07                  500           100
   Echostar Broadband
     10.375%,  10/01/07                5,000         5,100
   Fairpoint Communications
     12.500%,  05/01/10                1,100         1,034
   Flag
      8.250%,  01/30/08                  750           675
   Focal Communications, Ser B (B)
     20.460%,  02/15/08                1,600           768
   Galaxy Telecommunications (C)*
     12.375%,  10/01/05                1,000           400
   GCI
      9.750%,  08/01/07                1,400         1,358
   Global Crossing Holdings
      9.625%,  05/15/08                1,960         1,847
   Global Telesystems Group
      9.875%,  02/15/05                1,250           275
   Globalstar LP/Capital
     11.250%,  06/15/04                  900            63
   Golden Sky, Ser B (B)
     14.020%,  03/01/07                1,000           660
   GT Group Telecomunications (B)
     19.870%,  02/01/10                2,150           817
   Hermes Europe Railtel BV
     11.500%,  08/15/07                  750           225
     10.375%,  01/15/09                1,100           330
   Horizon PCS (A) (B)
     15.850%,  10/01/10                2,500         1,050
   Horizon PCS (B)
      8.950%,  10/01/10                1,000           430
   ICG Holdings (C)*
     13.500%,  09/15/05                1,200            72
     12.500%,  05/01/06                  400            24
     11.625%,  03/15/07                  900            72
   ICG Services (C)*
     10.000%,  02/15/08                1,250            69
   Insight Midwest
      9.750%,  10/01/09                2,250         2,340
   Intermedia Communications (B)
     11.960%,  05/15/06                  900           905
   Intermedia Communications, Ser B
      8.600%,  06/01/08                  900           882

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Intermedia Communications,
     Ser B (B)
     11.210%,  07/15/07               $  850        $  740
   International Wire Group
     11.750%,  06/01/05                  500           500
   IPCS (B)
     15.950%,  07/15/10                2,500         1,075
   ITC Deltacom
     11.000%,  06/01/07                  422           359
      9.750%,  11/15/08                  250           200
      8.875%,  03/01/08                  555           433
   Iwo Holdings
     14.000%,  01/15/11                4,300         4,214
   KPN Qwest BV
      8.125%,  06/01/09                1,450         1,262
   L-3 Communications, Ser B (A)
      8.000%,  08/01/08                  750           741
   Leap Wireless International
     12.500%,  04/15/10                3,550         2,201
   Level 3 Communications
      9.125%,  05/01/08                2,100         1,491
   Level 3 Communications (B)
     17.800%,  12/01/08                  500           240
   Loral Space & Communications
     11.250%,  01/15/07                  800           292
   Mannesmann
      9.000%,  06/01/09                1,350         1,364
   McLeod USA
     11.500%,  05/01/09                1,000           975
     11.375%,  01/01/09                1,250         1,225
      9.250%,  07/15/07                1,350         1,208
      8.375%,  03/15/08                  500           424
      8.125%,  02/15/09                  500           419
   McLeod USA (B)
     12.750%,  03/01/07                2,150         1,758
   Metromedia Fiber Network
     10.000%,  12/15/09                  900           747
   Metromedia Fiber Network, Ser B
     10.000%,  11/15/08                1,200           996
   Metromedia International Group,
      Ser B (B)
      9.000%,  09/30/07                1,660           365
   Microcell Telecommunications,
     Ser B (B)
     10.370%,  06/01/06                1,600         1,608
   Motient, Ser B
     12.250%,  04/01/08                  900           360
   MPower Communications
     13.000%,  04/01/10                3,500         1,365
   Nextel Communications (A)
      9.500%,  02/01/11                1,600         1,360
   Nextel Communications (B)
      13.740%,  02/15/08               1,600         1,088
     13.510%,  09/15/07                1,900         1,406

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Nextel International
     12.750%,  08/01/10               $1,800       $ 1,422
   Nextel Partners
     11.000%,  03/15/10                1,000           870
   Nextel Partners (B)
     15.470%,  02/01/09                1,501           931
   NTL (B)
     13.530%,  11/15/07                  750           675
   NTL Communications, Ser B
     11.875%,  10/01/10                  150           136
     11.500%,  10/01/08                  600           528
   NTL, Ser A (B)
     12.750%,  04/15/05                  400           380
   NTL, Ser B (B)
     14.910%,  02/01/06                1,200         1,068
   Orange PLC
      8.000%,  08/01/08                  650           631
   Orbital Imaging, Ser B (C)*
     11.625%,  03/01/05                  950           114
   Pac-West Telecommunications
     13.500%,  02/01/09                1,900         1,615
   Pagemart Nationwide (B)
     15.000%,  02/01/05                  750           188
   Powertel
     11.125%,  06/01/07                  500           528
   Powertel (B)
     10.510%,  02/01/06                  500           525
   Price Communication Wireless
     11.750%,  07/15/07                  250           269
   Primus Telecommunications Group
     11.750%,  08/01/04                  450           126
     11.250%,  01/15/09                1,500           420
   PTC International Finance (B)
     10.860%,  07/01/07                1,000           810
   PTC International Finance II
     11.250%,  12/01/09                1,000         1,030
   RCN
     10.125%,  01/15/10                1,300           533
     10.000%,  10/15/07                  600           246
   RCN (B)
     34.660%,  10/15/07                  750           195
   RCN , Ser B (B)
     35.610%,  02/15/08                1,300           286
   Rogers Cantel
      9.375%,  06/01/08                  900           934
   RSL Communications (C)*
     12.000%,  11/01/08                  250             4
      9.875%,  11/15/09                1,000            16
   Rural Cellular, Ser B
      9.625%,  05/15/08                2,850         2,608
   SBA Communications (A)
     10.250%,  02/01/09                1,850         1,730
   Sprint Spectrum
     11.000%,  08/15/06                1,040         1,107

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Startec Global Communications
     12.000%,  05/15/08               $  500      $    226
   Telecorp
     10.625%,  07/15/10                2,100         2,027
   Telecorp PCS (B)
     12.900%,  04/15/09                  950           632
   Teligent
     11.500%,  12/01/07                1,000            30
   Time Warner
      9.750%,  07/15/08                1,350         1,337
   Time Warner Telecom (A)
     10.125%,  02/01/11                1,000         1,000
   Tritel PCS (A)
     11.940%,  01/15/11                3,000         2,873
   Tritel PCS (B)
     13.310%,  05/15/09                3,150         2,079
   Triton PCS (B)
     11.490%,  05/01/08                1,200           927
   US Unwired, Ser B (B)
     16.430%,  11/01/09                2,250         1,136
   Versatel Telecommunications
     11.875%,  07/15/09                1,000           590
   Viatel
     11.500%,  03/15/09                  200            32
   Viatel (B)
     29.680%,  04/15/08                1,400           193
   Voicestream Wire
     10.375%,  11/15/09                1,650         1,807
   Voicestream Wire (B)
      9.950%,  11/15/09                1,750         1,321
   Weblink Wireless (B)
     14.260%,  02/01/08                1,500            75
   Western Wireless
     10.500%,  06/01/06                  400           408
     10.500%,  02/01/07                  300           308
   Williams Communications
     11.700%,  08/01/08                1,000           780
     10.875%,  10/01/09                1,600         1,168
   WinStar Communications
     12.750%,  04/15/10                1,950           507
   World Access
     13.250%,  01/15/08                  800           184
   XO Communications
     12.750%,  12/15/07                  550           385
     12.500%,  04/15/06                  800           580
     10.750%,  11/15/08                1,000           590
     10.500%,  12/01/09                  650           397
   XO Communications (B)
     23.030%,  04/15/08                  800           320
                                                ----------
                                                   119,026
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES -- 0.4%
   Allied Holdings, Ser B
      8.625%,  10/01/07               $  850    $      510
   Offshore Logistics, Ser B
      7.875%,  01/15/08                  600           558
   Oshkosh Trucking
      8.750%,  03/01/08                2,000         1,980
                                                ----------
                                                     3,048
                                                ----------
WHOLESALE -- 0.1%
   Pentacon, Ser B
     12.250%,  04/01/09                1,000           400
                                                ----------
Total Corporate Obligations
   (Cost $849,597)                                 740,838
                                                ----------

CONVERTIBLE BOND -- 0.1%
   Key Energy Group, CV to
     25.9740 Shares
      5.000%,  09/15/04                1,091           956
                                                ----------
Total Convertible Bond
   (Cost $900)                                         956
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATION -- 0.2%
   FHLB Discount Note
      5.002%,  04/02/01                1,755         1,755
                                                ----------
Total U.S. Government Agency
    Obligation
   (Cost $1,755)                                     1,755
                                                ----------

COMMON STOCKS -- 0.7%
   AT&T Canada*                        1,714            50
   Aurora Foods*                      33,650           232
   Coinstar*                           4,545            76
   Completel Europe*                  90,000           248
   Crown Packaging (F)*              100,848             1
   Frontline*                              1            --
   Globix*                            19,712            60
   Grant Prideco*                     23,691           407
   Intermedia Communications*          4,776            83
   Jordan Telecommunications (F)*        500            13
   Loral Space & Communications*         454             1
   Metretek Technologies*             60,000           111
   Microcell Telecommunications*       5,152            57
   OpTel (A)*                            300            --
   Pathmark Stores*                   74,685         1,285
   Phase Metrics, Cl A*               36,136           361
   Price Communications*              89,949         1,548
   Safelite Glass, Cl B (D) (F) (H)*   5,161            --
   Safelite Realty (D) (F)*              348            --


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Safety Components International*   26,759    $      107
   SF Holdings Group, Cl C (A)*          200            --
   Weatherford International*         23,167         1,143
   XO Communications, Cl A*            8,974            63
                                                ----------
Total Common Stocks
   (Cost $5,287)                                     5,846
                                                ----------

PREFERRED/CONVERTIBLE STOCKS -- 1.2%
   Adelphia Business Solution,
     Ser B PIK                             9             5
   Adelphia Communications,
     Ser B PIK                     1,254,249         1,220
   Adelphia Communications,
     Ser B, Exchange 13.000%           2,500           250
   Ainsworth Lumber PIK            1,500,000         1,275
   Ameriking PIK (F)               3,333,700            33
   Benedek Communications            500,000           133
   BPC Holding, Ser B PIK            606,102           304
   Classic Communications (A)          3,000            --
   Climachem, Ser B                1,000,000           310
   Crown Paper PIK                 1,500,000           293
   Diva Systems, Ser C (F)            41,615           125
   E.Spire Communications PIK (A)        617             6
   Earthwatch, Ser C PIK             124,581            31
   Great Lakes Carbon, Ser B PIK     500,000           200
   InterAct Electriconic Marketing,
     Convertible $14.00 (F)              700            70
   Interact Operating PIK            428,765            39
   Intermedia Communication,
     Convertible $30.235 (A)          20,000           408
   Intermedia Communication,
     Ser B PIK                           409           401
   International Utility PIK (A)         224             9
   International Utility Structure
     PIK                             500,000           200
   Jazz Casino PIK                    10,862           152
   Metretek Technologies                 300           275
   Next Generation Network,
     Ser C PIK (F)                 1,206,000           567
   Nextel Communications,
     Ser D PIK                           772           648
   Nextel Communications,
     Ser E PIK                         4,190           306
   Pegasus Communications,
     Ser A PIK                         4,050           397
   Peninsula Gaming                    7,042            42
   Primedia, Ser D, Exchange           4,000           366
   SD Warren PIK                   1,327,000         1,433
   XO Communications PIK               8,663           199
                                                ----------
Total Preferred/Convertible Stocks
   (Cost $15,228)                                    9,697
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
WARRANTS -- 0.2%
   Aavid Thermal Technologies,
     Expires 02/01/07*                   500         $   5
   Airgate PCS, Expires 10/01/09 (D)*  1,400           113
   Ampex, Expires 03/15/03 (A)*       34,000            --
   Australis Media, Expires
     10/30/01 (A) (F)*                   500            --
   Cable Satisfacton International,
     Expires 03/01/05*                 1,400            14
   Carrier1, Expires 02/19/09 (A)*     1,000            76
   Colo.com, Expires 03/15/10 (A)*       750            --
   Dairy Mart Stores,
     Expires 01/01/01*                 1,334            --
   Dayton Superior,
     Expires 06/15/09*                 1,500            30
   Diva System, Expires 01/01/10*      1,125           219
   Diva Systems,
     Expires 03/01/08 (F)*            11,271            34
   Equinix, Expires 12/01/07*            800            56
   Golden Ocean Group,
     Expires 08/31/01*                   688            --
   GT Group Telecom,
     Expires 02/01/10*                 2,150            60
   HF Holdings, Expires 07/15/02*      3,156             3
   Horizon PCS, Expires 10/01/10*      3,100            12
   Inter Act Electronic Marketing,
     Expires 08/01/03*                   700            --
   Inter Act Electronic Marketing,
     Expires 12/15/09 (A)*               700            --
   IPCS, Expires 07/15/10*             2,750            62
   Jostens, Expires 05/01/10*          1,500            30
   Key Energy Services,
     Expires 01/15/09*                 1,150            91
   KMC Telecommunications
     Holdings, Expires 04/15/08 (A)*   1,250            13
   Leap Wireless International,
     Expires 04/15/10 (D) (F)*         5,000           150
   Metretek Technologies,
     Expires 09/10/03*                30,000            18
   Metricom, Expires 02/15/10*         1,000
   Motient, Expires 04/01/08 (A)*        900             3
   Mrs. Fields Holdings,
     Expires 12/01/05*                   800             8
   Next Generation Media,
     Expires 02/01/08*                 2,365            --
   Nextel International,
     Expires 04/15/07*                 1,400            39
   Orbital Imaging,
     Expires 03/01/05 (A)*               950            --

--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pegasus Communications,
     Expires 01/01/07*                   250         $  17
   PLD Telekom, Expires 06/01/06*        830            --
   Pliant, Expires 06/01/10*           1,300            --
   Republic Technology,
     Expires 07/15/09*                   550            --
   Safelite Glass, Cl A,
     Expires 09/29/06 (D) (F) (H)*    12,649            --
   Safelite Glass, Cl B,
     Expires 09/29/07 (D) (F) (H)*     8,433            --
   Startec Global Communications,
     Expires 05/15/08 (A)*               500            --
   Telus, Expires 09/15/05*            2,159            52
   Travelcenters of America,
     Expires 05/01/09 (D)(F)*          7,500            75
   USN Communication,
     Expires 08/15/04*                11,540            --
   Waste Systems International,
     Expires 01/15/06*                 8,250            --
   Windsor Woodmont Black Hawk
     Resort, Expires 03/15/10*         1,000             1
   Worldwide Flight Services,
     Expires 08/15/07*                   800            --
   Wright Medical Technology,
     Expires 06/30/03*                    21            --
                                                ----------
Total Warrants
   (Cost $1,172)                                     1,181
                                                ----------

RIGHTS -- 0.0%
   Abraxas Petroleum*                 74,523            13
                                                ----------
Total Rights
   (Cost $0)                                            13
                                                ----------

COMMERCIAL PAPER -- 2.0%
   General Electric Capital
      5.252%,  04/02/01              $15,422        15,420
                                                ----------
Total Commercial Paper
   (Cost $15,420)                                   15,420
                                                ----------
Total Investments -- 99.6%
   (Cost $889,359)                                 775,706
                                                ----------
Other Assets and Liabilities, Net -- 0.4%            2,811
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


HIGH YIELD BOND FUND--CONCLUDED
--------------------------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 90,411,990 outstanding
   shares of beneficial interest                  $930,122
Distributions in excess of net investment income       (13)
Accumulated net realized loss on investments       (37,939)
Net unrealized depreciation on investments        (113,653)
                                                ----------
Total Net Assets -- 100.0%                        $778,517
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                       $8.61
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDLINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON MARCH 31, 2001. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
(D) RESTRICTED SECURITY, NOT READILY MARKETABLE (SEE NOTE 2).
(E) ZERO-COUPON SECURITY. RATE SHOWN IS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
(F) SECURITY CONSIDERED ILLIQUID
(G) IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENT.
(H) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THEBOARD OF TRUSTEES.
CV -- CONVERTIBLE SECURITY
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED LIABILITY COMPANY
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
PIK -- PAYMENT-IN-KIND
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)


                                                                                 ------------            -------------
                                                                                    CAPITAL               CORE FIXED
                                                                                 APPRECIATION               INCOME
                                                                                     FUND                    FUND
                                                                                 ------------            -------------
ASSETS:
   Investments at value (Cost $21,519 and $3,510,900, respectively)                 $21,273               $3,595,018
   Cash                                                                                  --                      328
   Income receivable                                                                     20                   36,169
   Receivable for investment securities sold                                          2,124                  366,034
   Receivable for capital shares sold                                                    15                   19,486
   Pre-paid expenses                                                                     37                    1,123
   Other receivables                                                                     --                      295
                                                                                    -------               ----------
   Total Assets                                                                      23,469                4,018,453
                                                                                    -------               ----------

LIABILITIES:
   Payable for investment securities purchased                                          177                  692,814
   Distribution payable                                                                  --                   16,170
   Payable for capital shares redeemed                                                    2                    5,208
   Payable for investment advisory fees                                                  10                      766
   Payable for management fees                                                            9                      777
   Payable for shareholder servicing fees                                                 5                      694
   Options written, at fair value (premiums received $(209))                             --                       71
   Accrued expenses payable                                                              16                      196
   Cash overdraft                                                                         1                        1
   Other payables                                                                        --                    3,946
                                                                                    -------               ----------
   Total Liabilities                                                                    220                  720,643
                                                                                    -------               ----------
   Total Net Assets                                                                 $23,249               $3,297,810
                                                                                    =======               ==========
NET ASSETS:
   Fund Shares of Class A (unlimited authorization -- no par value) based on
     4,743,506 and 312,714,462 outstanding
     shares of beneficial interest, respectively)                                    26,444                3,204,275
   Undistributed net investment income                                                    4                        1
   Accumulated net realized gain (loss) on investments                               (2,953)                   7,009
   Net unrealized appreciation on futures and options                                    --                    2,407
   Net unrealized appreciation (depreciation)
     on investments                                                                    (246)                  84,118
                                                                                    -------               ----------
   TOTAL NET ASSETS                                                                 $23,249               $3,297,810
                                                                                    =======               ==========
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                            $  4.90               $    10.55
                                                                                    =======               ==========



AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                                      ---------------   -------------   ------------      -------------    -------------
                                        TAX-MANAGED       LARGE CAP       LARGE CAP        TAX-MANAGED       SMALL CAP
                                         LARGE CAP          VALUE          GROWTH           SMALL CAP          VALUE
                                           FUND             FUND            FUND             FUND(2)           FUND
                                      ---------------   -------------   ------------      -------------    -------------
INVESTMENT INCOME:
   Dividends                            $  11,569          $34,597       $     7,621         $    345         $ 7,630
   Interest Income                          1,466            1,769             4,921              150           1,186
                                        ---------          -------       -----------         --------         -------
   Total Investment Income                 13,035           36,366            12,542              495           8,816
                                        ---------          -------       -----------         --------         -------
EXPENSES:
   Management Fees                          3,228            6,398             7,589              141           1,561
   Investment Advisory Fees                 3,689            6,398             8,673              262           2,899
   Custodian/Wire Agent Fees                  179              176               106                1              58
   Transfer Agent Fees (1)                     --               --                --               --              --
   Professional Fees                           46               43                27                1              15
   Registration Fees                           71               65               161               16              10
   Printing Fees                               69               68                40                1              22
   Trustee Fees                                14               14                 8               --               5
   Shareholder Servicing Fees               2,306            4,570             5,421              101           1,115
   Distribution Fees (1)                       --               --                --               --              --
   Other Expenses                              14               14                 6                2               4
                                        ---------          -------       -----------         --------         -------
   Total Expenses                           9,616           17,746            22,031              525           5,689
                                        ---------          -------       -----------         --------         -------
   Less, Waiver of:
   Investment Advisory Fees                  (746)            (380)           (1,268)             (54)           (224)
   Shareholder Servicing Fees              (1,020)          (1,807)           (2,307)             (27)           (552)
                                        ---------          -------       -----------         --------         -------
   Net Expenses                             7,850           15,559            18,456              444           4,913
                                        ---------          -------       -----------         --------         -------
NET INVESTMENT INCOME (LOSS)                5,185           20,807            (5,914)              51           3,903
                                        ---------          -------       -----------         --------         -------

   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions               (169,830)          59,937          (323,638)          (7,640)         56,445
   Net Realized Gain (Loss) from
     Futures Contracts                    (11,360)          (6,212)          (11,216)            (452)         (3,191)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Futures Contracts   (292,054)         (44,459)       (1,946,795)          (1,555)             79
                                        ---------          -------       -----------         --------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $(468,059)         $30,073       $(2,287,563)        $ (9,596)        $57,236
                                        =========          =======       ===========         ========         =======



                                        -------------     ------------    --------------     ----------      ------------
                                          SMALL CAP                           CAPITAL          EQUITY
                                           GROWTH            MID-CAP       APPRECIATION        INCOME          BALANCED
                                            FUND              FUND             FUND             FUND             FUND
                                        -------------     ------------    --------------     ----------      ------------
INVESTMENT INCOME:
   Dividends                             $     567          $   255         $     70          $   299           $    44
   Interest Income                           1,545               22               82               82               462
                                         ---------          -------         --------          -------           -------
   Total Investment Income                   2,112              277              152              381               506
                                         ---------          -------         --------          -------           -------
EXPENSES:
   Management Fees                           2,167               64               62               54                58
   Investment Advisory Fees                  4,083               73               70               62                66
   Custodian/Wire Agent Fees                    19                3                6                5                 2
   Transfer Agent Fees (1)                       4               --               --               --                --
   Professional Fees                             6                1                2                2                 1
   Registration Fees                            41                1               11                9                --
   Printing Fees                                10                2                3                3                 2
   Trustee Fees                                  2                2                2                2                --
   Shareholder Servicing Fees                1,545               46               44               39                41
   Distribution Fees (1)                         3               --               --               --                --
   Other Expenses                                5                2                1                1                 2
                                         ---------          -------         --------          -------           -------
   Total Expenses                            7,885              194              201              177               172
                                         ---------          -------         --------          -------           -------
   Less, Waiver of:
   Investment Advisory Fees                   (147)              (3)             (15)             (15)              (12)
   Shareholder Servicing Fees                 (913)              (7)             (38)             (30)              (35)
                                         ---------          -------         --------          -------           -------
   Net Expenses                              6,825              184              148              132               125
                                         ---------          -------         --------          -------           -------
NET INVESTMENT INCOME (LOSS)                (4,713)              93                4              249               381
                                         ---------          -------         --------          -------           -------

   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                (139,409)          (2,134)          (2,206)           1,600            (2,414)
   Net Realized Gain (Loss) from
     Futures Contracts                      (5,198)              --             (593)            (419)               --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Futures Contracts    (376,468)          (2,888)         (13,596)          (3,342)           (6,960)
                                         ---------          -------         --------          -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $(525,788)         $(4,929)        $(16,391)         $(1,912)          $(8,993)
                                         =========          =======         ========          =======           =======



                                          ------------    -------------
                                           CORE FIXED       HIGH YIELD
                                             INCOME            BOND
                                              FUND             FUND
                                          ------------    -------------
INVESTMENT INCOME:
   Dividends                                $     --         $     76
   Interest Income                           107,813           43,601
                                            --------         --------
   Total Investment Income                   107,813           43,677
                                            --------         --------
EXPENSES:
   Management Fees                             4,440            1,325
   Investment Advisory Fees                    4,361            1,845
   Custodian/Wire Agent Fees                     127               41
   Transfer Agent Fees (1)                        --               --
   Professional Fees                              32               10
   Registration Fees                              25               15
   Printing Fees                                  49               16
   Trustee Fees                                    9                3
   Shareholder Servicing Fees                  3,964              946
   Distribution Fees (1)                          --               --
   Other Expenses                                 65               20
                                            --------         --------
   Total Expenses                             13,072            4,221
                                            --------         --------
   Less, Waiver of:
   Investment Advisory Fees                   (1,049)            (412)
   Shareholder Servicing Fees                 (2,496)            (588)
                                            --------         --------
   Net Expenses                                9,527            3,221
                                            --------         --------
NET INVESTMENT INCOME (LOSS)                  98,286           40,456
                                            --------         --------

   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                    39,555          (26,583)
   Net Realized Gain (Loss) from
     Futures Contracts                        10,958               --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Futures Contracts        91,826          (19,477)
                                            --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $240,625         $ (5,604)
                                            ========         ========


(1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY. CLASS D WAS FULLY LIQUIDATED ON JANUARY 31, 2001.
(2) THE TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS 10/31/00.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     76 & 77

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001 (UNAUDITED) AND FOR THE YEAR ENDED SEPTEMBER 30, 2000

                               -----------------------  ---------------------  ---------------------   -----------------
                                     TAX-MANAGED              LARGE CAP              LARGE CAP            TAX-MANAGED
                                   LARGE CAP FUND            VALUE FUND             GROWTH FUND         SMALL CAP FUND
                               -----------------------  ---------------------  ---------------------   -----------------
                                   2001       2000        2001        2000        2001       2000           2001(2)
                               ----------- -----------  ----------  ---------  ---------  ----------      ----------
OPERATIONS:
   Net Investment Income (Loss)  $  5,185   $  9,727   $  20,807   $  47,233   $ (5,914) $  (12,590)        $    51
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts       (181,190)   (38,273)     53,725      22,389   (334,854)    237,913          (8,092)
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments and Futures
     Contracts                   (292,054)   109,420     (44,459)     89,186 (1,946,795)    615,141          (1,555)
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
   Net increase (Decrease) in
     Net Assets from Operations  (468,059)    80,874      30,073     158,808 (2,287,563)    840,464          (9,596)
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                       (4,936)    (8,415)    (22,729)    (42,400)        --          --             (55)
     Class D                           --         --          --          --         --          --              --
   Net Capital Gains:
     Class A                           --     (1,970)    (29,848)   (117,434)  (266,670)    (93,509)             --
     Class D                           --         --          --          --         --          --              --
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
     Total Distributions           (4,936)   (10,385)    (52,577)   (159,834)  (266,670)    (93,509)            (55)
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued  717,812  1,444,684   1,039,848   1,935,065  1,733,157   2,440,172         155,304
     Reinvestment of Cash
       Distributions                4,391      9,571      48,756     146,901    248,572      85,579              55
     Cost of Shares Redeemed     (500,957)  (265,578)   (919,905)   (984,650)  (652,509) (1,001,463)        (31,511)
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions       221,246  1,188,677     168,699   1,097,316  1,329,220   1,524,288         123,848
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
   Class D (1):
     Proceeds from Shares Issued       --         --          --          --         --          --              --
     Reinvestment of Cash
       Distributions                   --         --          --          --         --          --              --
     Cost of Shares Redeemed           --         --          --          --         --          --              --
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
     Increase (Decrease) in
       Net Assets Derived from
       Class D Transactions            --         --          --          --         --          --              --
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions               221,246  1,188,677     168,699   1,097,316  1,329,220   1,524,288         123,848
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
     Net Increase (Decrease)
       in Net Assets             (251,749) 1,259,166     146,195   1,096,290 (1,225,013)  2,271,243         114,197
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
NET ASSETS:
Beginning of Period             1,969,302    710,136   3,548,830   2,452,540  4,898,050   2,626,807              --
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
End of Period                  $1,717,553 $1,969,302  $3,695,025  $3,548,830 $3,673,037  $4,898,050        $114,197
                               ========== ==========  ==========  ========== ==========  ==========        ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                 59,101    107,191      54,826     106,621     65,103      69,501          16,392
     Shares Issued in Lieu of
       Cash Distributions             344        700       2,600       7,894      8,756       2,673               6
     Shares Redeemed              (41,781)   (19,468)    (48,583)    (54,039)   (25,120)    (28,933)         (3,351)
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
     Total Class A Transactions    17,664     88,423       8,843      60,476     48,739      43,241          13,047
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
   Class D (1):
     Shares Issued                     --         --          --          --         --          --              --
     Shares Issued in Lieu of
       Cash Distributions              --         --          --          --         --          --              --
     Shares Redeemed                   --         --          --          --         --          --              --
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
     Total Class D Transactions        --         --          --          --         --          --              --
                               ---------- ----------  ----------  ---------- ----------  ----------        --------
Increase (Decrease) in Share
   Transactions                    17,664     88,423       8,843      60,476     48,739      43,241          13,047
                               ========== ==========  ==========  ========== ==========  ==========        ========

(1) CLASS D WAS FULLY LIQUIDATED ON JANUARY 31, 2001.
(2) THE TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS OCTOBER 31, 2000. AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------    --------------------------     --------------------------       ------------------------
         SMALL CAP                    SMALL CAP                      MID-CAP                           CAPITAL
        VALUE FUND                   GROWTH FUND                       FUND                      APPRECIATION FUND
-------------------------    --------------------------     --------------------------       ------------------------
  2001             2000          2001           2000           2001             2000           2001            2000
---------       ---------    ----------      ----------     ---------         --------       --------        --------

$   3,903       $   7,289    $   (4,713)     $  (10,341)    $      93         $    180       $      4        $    244


   53,254          42,479      (144,607)        497,728        (2,134)           5,452         (2,799)         15,918



       79          71,380      (376,468)         50,025        (2,888)           3,233        (13,596)         (4,928)
---------       ---------    ----------      ----------     ---------         --------       --------        --------

   57,236         121,148      (525,788)        537,412        (4,929)           8,865        (16,391)         11,234
---------       ---------    ----------      ----------     ---------         --------       --------        --------


   (4,454)         (5,947)           --              --           (92)            (173)            --            (407)
       --              --            --              --            --               --             --              --

  (43,478)             --      (371,791)        (80,820)       (5,140)          (3,370)       (12,787)        (20,458)
       --              --          (902)           (213)           --               --             --              --
---------       ---------    ----------      ----------     ---------         --------       --------        --------
  (47,932)         (5,947)     (372,693)        (81,033)       (5,232)          (3,543)       (12,787)        (20,865)
---------       ---------    ----------      ----------     ---------         --------       --------        --------


  199,922         430,626       487,725       1,068,219        16,443           18,223          4,624          21,588

   42,307           5,174       318,505          67,665         4,184            2,602         10,030          13,507
 (265,966)       (225,850)     (513,595)       (946,720)      (25,593)         (18,994)        (9,269)        (63,019)
---------       ---------    ----------      ----------     ---------         --------       --------        --------


  (23,737)        209,950       292,635         189,164        (4,966)           1,831          5,385         (27,924)
---------       ---------    ----------      ----------     ---------         --------       --------        --------

       --              --           185           1,338            --               --             --              --

       --              --           887             210            --               --             --              --
       --              --        (4,253)           (737)           --               --             --              --
---------       ---------    ----------      ----------     ---------         --------       --------        --------


       --              --        (3,181)            811            --               --             --              --
---------       ---------    ----------      ----------     ---------         --------       --------        --------



  (23,737)        209,950       289,454         189,975        (4,966)           1,831          5,385         (27,924)
---------       ---------    ----------      ----------     ---------         --------       --------        --------

  (14,433)        325,151      (609,027)        646,354       (15,127)           7,153        (23,793)        (37,555)
---------       ---------    ----------      ----------     ---------         --------       --------        --------

  897,276         572,125     1,579,792         933,438        42,148           34,995         47,042          84,597
---------       ---------    ----------      ----------     ---------         --------       --------        --------
$ 882,843       $ 897,276    $  970,765      $1,579,792     $  27,021         $ 42,148       $ 23,249        $ 47,042
=========       =========    ==========      ==========     =========         ========       ========        ========


   12,364          30,258        25,531          36,448         1,118            1,124            628           1,816

    2,746             365        18,179           2,709           298              176          1,449           1,255
  (16,441)        (15,690)      (27,079)        (31,712)       (1,782)          (1,184)        (1,318)         (5,482)
---------       ---------    ----------      ----------     ---------         --------       --------        --------
   (1,331)         14,933        16,631           7,445          (366)             116            759          (2,411)
---------       ---------    ----------      ----------     ---------         --------       --------        --------

       --              --             1              44            --               --             --              --

       --              --            53               9            --               --             --              --
       --              --          (200)            (24)           --               --             --              --
---------       ---------    ----------      ----------     ---------         --------       --------        --------
       --              --          (146)             29            --               --             --              --
---------       ---------    ----------      ----------     ---------         --------       --------        --------
   (1,331)         14,933        16,485           7,474          (366)             116           3759          (2,411)
=========       =========    ==========      ==========     =========         ========       ========        ========

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001 (UNAUDITED) AND FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                ------------------   -------------------- -----------------------    -------------------
                                      EQUITY                BALANCED              CORE FIXED            HIGH YIELD
                                    INCOME FUND               FUND                INCOME FUND            BOND FUND
                                ------------------   -------------------- -----------------------    -------------------
                                 2001       2000       2001        2000      2001          2000        2001      2000
                                -------   --------   --------     ------- ----------   ----------    --------  --------
OPERATIONS:
   Net Investment Income         $  249   $    954   $    381     $ 1,087 $   98,286   $  168,394    $ 40,456  $ 64,142
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts        1,181      6,678     (2,414)      3,510     50,513       (8,702)    (26,583)   (9,654)
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments and Futures
     Contracts                   (3,342)    (4,200)    (6,960)       (465)    91,826       31,396     (19,477)  (55,882)
                                -------   --------   --------     ------- ----------   ----------    --------  --------
   Net increase (Decrease) in
     Net Assets from Operations  (1,912)     3,432     (8,993)      4,132    240,625      191,088      (5,604)   (1,394)
                                -------   --------   --------     ------- ----------   ----------    --------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                       (324)    (1,219)      (383)     (1,211)   (98,251)    (168,653)    (40,473)  (64,133)
   Net Capital Gains:
     Class A                     (7,137)   (25,817)    (3,010)     (4,888)        --           --          --        --
                                -------   --------   --------     ------- ----------   ----------    --------  --------
     Total Distributions         (7,461)   (27,036)    (3,393)     (6,099)   (98,251)    (168,653)    (40,473)  (64,133)
                                -------   --------   --------     ------- ----------   ----------    --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued  2,744     27,327      3,227       9,765    696,689    1,371,881     134,372   388,032
     Reinvestment of Cash
       Distributions              5,117     14,435      2,956       5,078     89,795      152,255      39,087    61,918
     Cost of Shares Redeemed     (7,550)   (63,295)    (6,192)    (28,280)  (744,151)    (781,921)   (112,806) (127,700)
                                -------   --------   --------     ------- ----------   ----------    --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions         311    (21,533)        (9)    (13,437)    42,333      742,215      60,653   322,250
                                -------   --------   --------     ------- ----------   ----------    --------  --------
     Net Increase (Decrease)
       in Net Assets             (9,062)   (45,137)   (12,395)    (15,404)   184,707      764,650      14,576   256,723
                                -------   --------   --------     ------- ----------   ----------    --------  --------
NET ASSETS:
Beginning of Period              35,698     80,835     39,083      54,487  3,113,103    2,348,453     763,941   507,218
                                -------   --------   --------     ------- ----------   ----------    --------  --------
End of Period                   $26,636   $ 35,698   $ 26,688     $39,083 $3,297,810   $3,113,103    $778,517  $763,941
                                =======   ========   ========     ======= ==========   ==========    ========  ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                  370      2,475        333         814     67,183      138,379      15,467    39,913
     Shares Issued in Lieu of
       Cash Distributions           714      1,571        292         429      8,656       15,329       4,533     6,462
     Shares Redeemed               (990)    (6,630)      (637)     (2,371)   (72,087)     (78,988)    (13,039)  (13,109)
                                -------   --------   --------     ------- ----------   ----------    --------  --------
     Increase (Decrease) in
        Class A Share Transactions   94     (2,584)       (12)     (1,128)     3,752       74,720       6,961    33,266
                                =======   ========   ========     ======= ==========   ==========    ========  ========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
80

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED) AND THE YEARS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                 NET                                                                          RATIO OF NET
            NET              REALIZED AND               DISTRIBUTIONS   NET                NET                  INVESTMENT
           ASSET      NET     UNREALIZED  DISTRIBUTIONS     FROM       ASSET             ASSETS       RATIO       INCOME
           VALUE,  INVESTMENT   GAINS       FROM NET      REALIZED     VALUE,              END     OF EXPENSES    (LOSS)
         BEGINNING  INCOME    (LOSSES) ON  INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE   TO AVERAGE
         OF PERIOD  (LOSS)    SECURITIES      INCOME        GAINS    OF PERIOD  RETURN+   (000)    NET ASSETS   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
--------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  2001*    $13.62   $0.03       $(3.03)     $(0.03)        $   --     $10.59   (22.04)% $1,717,553   0.85%           0.56%
  2000      12.65    0.09         1.00       (0.09)         (0.03)     13.62     8.66    1,969,302   0.85            0.69
  1999       9.61    0.08         3.04       (0.08)            --      12.65    32.60      710,136   0.85            0.71
  1998(1)   10.00    0.04        (0.42)      (0.01)            --       9.61    (3.82)     170,097   0.85            1.18

--------------------
LARGE CAP VALUE FUND
--------------------
  CLASS A
  2001*    $18.70   $0.11        $0.07      $(0.12)        $(0.16)    $18.60     0.98%  $3,695,025   0.85%           1.14%
  2000      18.97    0.27         0.56       (0.26)         (0.84)     18.70     4.47    3,548,830   0.85            1.55
  1999      17.31    0.24         2.67       (0.24)         (1.01)     18.97    17.13    2,452,540   0.85            1.26
  1998      19.37    0.25        (0.42)      (0.26)         (1.63)     17.31    (1.40)   1,410,903   0.85            1.42
  1997      14.78    0.28         5.77       (0.29)         (1.17)     19.37    44.12      866,826   0.85            1.74
  1996      13.00    0.32         2.01       (0.26)         (0.29)     14.78    18.33      515,011   0.83            2.31

---------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
  2001*    $36.24  $(0.03)     $(14.54)     $   --         $(1.70)    $19.97   (41.60)% $3,673,037   0.85%          (0.27)%
  2000      28.58   (0.04)        8.67          --          (0.97)     36.24    30.67    4,898,050   0.85           (0.32)
  1999      21.01   (0.05)        7.92          --          (0.30)     28.58    37.74    2,626,807   0.85           (0.24)
  1998      20.40    0.03         1.62       (0.04)         (1.00)     21.01     8.35    1,379,199   0.85            0.11
  1997      15.03    0.03         6.33       (0.05)         (0.94)     20.40    44.35      800,479   0.85            0.22
  1996      12.75    0.07         2.51       (0.08)         (0.22)     15.03    20.59      482,079   0.82            0.50

--------------------------
TAX-MANAGED SMALL CAP FUND
--------------------------
  CLASS A
  2001(2)* $10.00   $0.01       $(1.25)     $(0.01)        $   --     $ 8.75   (12.45)% $  114,197   1.09%           0.12%

--------------------
SMALL CAP VALUE FUND
--------------------
  CLASS A
  2001*    $16.13   $0.07        $0.96      $(0.08)        $(0.82)    $16.26     6.70%  $  882,843   1.10%           0.87%
  2000      14.06    0.15         2.05       (0.13)            --      16.13    15.74      897,276   1.10            1.03
  1999      13.67    0.05         0.57       (0.05)         (0.18)     14.06     4.47      572,125   1.10            0.38
  1998      17.85    0.05        (2.22)      (0.04)         (1.97)     13.67   (13.68)     430,010   1.10            0.34
  1997      13.17    0.05         5.74       (0.05)         (1.06)     17.85    47.16      323,337   1.11            0.37
  1996      12.19    0.02         1.27       (0.01)         (0.30)     13.17    10.86      163,177   1.11            0.15

---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  2001*    $30.57  $(0.07)      $(8.99)     $   --         $(7.27)    $14.24   (34.08)% $  970,765   1.10%          (0.76)%
  2000      21.12   (0.01)       11.28          --          (1.82)     30.57    55.28    1,575,462   1.10           (0.74)
  1999      13.68   (0.12)        7.62          --          (0.06)     21.12    55.00      931,024   1.10           (0.72)
  1998      19.32   (0.08)       (4.92)         --          (0.64)     13.68   (26.53)     536,393   1.10           (0.56)
  1997      20.51    0.02         2.64          --          (3.85)     19.32    17.23      561,414   1.10           (0.60)
  1996      19.88   (0.08)        4.37          --          (3.66)     20.51    26.56      380,525   1.10           (0.63)
  CLASS D
  2001(3)* $29.73  $(0.13)      $(4.66)     $   --         $(7.27)    $17.67   (14.88)**  $     --   1.50%             --%
  2000      20.63    0.29        10.63          --          (1.82)     29.73    54.87**      4,330   1.35           (0.99)
  1999      13.40   (0.26)        7.55          --          (0.06)     20.63    54.58**      2,414   1.42           (1.04)
  1998      18.99   (0.14)       (4.81)         --          (0.64)     13.40   (26.74)**     1,951   1.46           (0.92)
  1997      20.29   (0.11)        2.66          --          (3.85)     18.99    16.80**      2,202   1.46           (0.95)
  1996      19.78   (0.07)        4.24          --          (3.66)     20.29    26.01**      1,826   1.49           (1.02)




                        RATIO OF NET
            RATIO OF     INVESTMENT
            EXPENSES    INCOME (LOSS)
           TO AVERAGE    TO AVERAGE
           NET ASSETS    NET ASSETS   PORTFOLIO
           (EXCLUDING    (EXCLUDING    TURNOVER
            WAIVERS)       WAIVERS)      RATE
-----------------------------------------------
--------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  2001*        1.04%           0.37%       57%
  2000         1.06            0.48        47
  1999         0.90            0.66        21
  1998(1)      0.90            1.13        12

--------------------
LARGE CAP VALUE FUND
--------------------
  CLASS A
  2001*        0.97%           1.02%       64%
  2000         0.97            1.43        70
  1999         0.85            1.26        49
  1998         0.85            1.42        79
  1997         0.85            1.74        67
  1996         0.83            2.31        75

---------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
  2001*        1.02%          (0.44)%      63%
  2000         1.02           (0.49)       69
  1999         0.90           (0.29)       45
  1998         0.90            0.06        80
  1997         0.90            0.17        73
  1996         0.87            0.45        90

--------------------------
TAX-MANAGED SMALL CAP FUND
--------------------------
  CLASS A
  2001(2)*     1.29%          (0.08)%      31%

--------------------
SMALL CAP VALUE FUND
--------------------
  CLASS A
  2001*        1.27%           0.70%       57%
  2000         1.28            0.85       119
  1999         1.10            0.38       130
  1998         1.10            0.34        77
  1997         1.11            0.37        98
  1996         1.11            0.15       121

---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  2001*        1.27%          (0.93)%      80%
  2000         1.27           (0.91)      182
  1999         1.10           (0.72)      141
  1998         1.10           (0.56)      128
  1997         1.10           (0.60)      107
  1996         1.11           (0.64)      167
  CLASS D
  2001(3)*     1.71%          (0.21)%      80%
  2000         1.41           (1.05)      182
  1999         1.47           (1.09)      141
  1998         1.46           (0.92)      128
  1997         1.46           (0.95)      107
  1996         1.49           (1.02)      167



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED) AND THE YEARS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                 NET                                                                          RATIO OF NET
            NET              REALIZED AND               DISTRIBUTIONS   NET                NET                  INVESTMENT
           ASSET              UNREALIZED  DISTRIBUTIONS     FROM       ASSET             ASSETS       RATIO       INCOME
           VALUE,     NET       GAINS       FROM NET      REALIZED     VALUE,              END     OF EXPENSES    (LOSS)
         BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE   TO AVERAGE
         OF PERIOD  INCOME    SECURITIES      INCOME        GAINS    OF PERIOD  RETURN+   (000)    NET ASSETS   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
------------
MID-CAP FUND
------------
  CLASS A
  2001*     $17.42  $0.04      $(2.26)       $(0.03)       $(2.01)  $13.16    (13.45)%  $ 27,021     1.00%          0.51%
  2000       15.19   0.07        3.76         (0.07)        (1.53)   17.42     27.14      42,148     1.00           0.48
  1999       14.00   0.07        2.21         (0.07)        (1.02)   15.19     16.53      34,995     1.00           0.40
  1998       19.56   0.13       (2.67)        (0.15)        (2.87)   14.00    (15.41)     35,160     1.00           0.93
  1997       14.96   0.13        5.86         (0.14)        (1.25)   19.56     43.13      35,047     0.93           0.79
  1996       13.04   0.18        1.89         (0.15)           --    14.96     16.03      24,954     0.77           1.28

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  CLASS A
  2001*     $11.80  $  --      $(3.57)       $   --        $(3.33)   $4.90    (38.51)%  $ 23,249     0.84%          0.02%
  2000       13.23   0.05        2.03         (0.08)        (3.43)   11.80     18.46      47,042     0.84           0.41
  1999       14.01   0.07        2.92         (0.09)        (3.68)   13.23     23.13      84,597     0.84           0.47
  1998       18.20   0.16        0.92         (0.16)        (5.11)   14.01      7.08     118,741     0.84           1.03
  1997       18.14   0.21        4.65         (0.22)        (4.58)   18.20     34.02     164,238     0.84           1.20
  1996       16.70   0.20        3.18         (0.17)        (1.77)   18.14     22.14     236,581     0.84           1.20

------------------
EQUITY INCOME FUND
------------------
  CLASS A
  2001*      $9.30  $0.06      $(0.56)       $(0.08)       $(1.95)   $6.77     (6.36)%   $26,636     0.85%          1.60%
  2000       12.59   0.20        0.50         (0.22)        (3.77)    9.30      6.60      35,698     0.85           1.88
  1999       14.61   0.24        1.87         (0.24)        (3.89)   12.59     15.35      80,835     0.85           1.66
  1998       18.02   0.41       (0.09)        (0.38)        (3.35)   14.61      1.51     116,576     0.85           1.85
  1997       16.40   0.39        4.33         (0.42)        (2.68)   18.02     33.46     173,766     0.85           2.38
  1996       16.07   0.49        2.20         (0.41)        (1.95)   16.40     18.17     202,823     0.83           3.00

-------------
BALANCED FUND
-------------
  CLASS A
  2001*     $12.08  $0.12      $(2.85)       $(0.12)       $(0.95)   $8.28    (24.19)%   $26,688     0.75%          2.29%
  2000       12.49   0.28        0.80         (0.31)        (1.18)   12.08      9.18      39,083     0.75           2.34
  1999       13.17   0.31        1.10         (0.34)        (1.75)   12.49     11.22      54,487     0.75           2.39
  1998       14.06   0.41        0.80         (0.40)        (1.70)   13.17      9.49      56,256     0.75           2.90
  1997       13.94   0.41        2.27         (0.42)        (2.14)   14.06     22.38      51,195     0.75           3.15
  1996       12.76   0.42        1.44         (0.34)        (0.34)   13.94     15.01      57,915     0.75           2.98




                       RATIO OF NET
           RATIO OF     INVESTMENT
           EXPENSES       INCOME
          TO AVERAGE    TO AVERAGE
          NET ASSETS    NET ASSETS   PORTFOLIO
          (EXCLUDING    (EXCLUDING    TURNOVER
           WAIVERS)       WAIVERS)      RATE
-----------------------------------------------
------------
MID-CAP FUND
------------
  CLASS A
  2001*      1.06%           0.45%         80%
  2000       1.05            0.43         170
  1999       1.00            0.40         139
  1998       1.00            0.93         106
  1997       0.94            0.78          92
  1996       0.88            1.17         101

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  CLASS A
  2001*      1.14%          (0.28)%        48%
  2000       1.02            0.23         140
  1999       0.91            0.41         147
  1998       0.89            0.98         238
  1997       0.89            1.15         178
  1996       0.86            1.18         153

------------------
EQUITY INCOME FUND
------------------
  CLASS A
  2001*      1.14%           1.31%         16%
  2000       1.02            1.71          91
  1999       0.91            1.60          75
  1998       0.90            1.80          66
  1997       0.90            2.33          40
  1996       0.86            2.97          43

-------------
BALANCED FUND
-------------
  CLASS A
  2001*      1.03%           2.01%         58%
  2000       1.02            2.07         205
  1999       0.75            2.39         188
  1998       0.80            2.85         183
  1997       0.81            3.09         197
  1996       0.84            2.89         143



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
82


                                 NET
            NET              REALIZED AND               DISTRIBUTIONS   NET                NET                RATIO OF NET
           ASSET              UNREALIZED  DISTRIBUTIONS     FROM       ASSET             ASSETS       RATIO     INVESTMENT
           VALUE,     NET       GAINS       FROM NET      REALIZED     VALUE,              END     OF EXPENSES   INCOME
         BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE   TO AVERAGE
         OF PERIOD  INCOME    SECURITIES      INCOME        GAINS    OF PERIOD  RETURN+   (000)    NET ASSETS   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A
  2001*     $10.08  $0.32        $0.47        $(0.32)      $   --    $10.55       7.92% $3,297,810     0.60%         6.19%
  2000       10.03   0.62         0.05         (0.62)          --     10.08       6.97   3,113,103     0.60          6.27
  1999       10.92   0.56        (0.66)        (0.56)       (0.23)    10.03      (0.96)  2,348,453     0.60          5.47
  1998       10.40   0.61         0.54         (0.61)       (0.02)    10.92      11.42   1,465,285     0.60          5.77
  1997       10.23   0.63         0.33         (0.63)       (0.16)    10.40       9.80   1,063,335     0.60          6.17
  1996       10.46   0.64        (0.18)        (0.69)          --     10.23       4.51     655,300     0.57          6.24

--------------------
HIGH YIELD BOND FUND
--------------------
  CLASS A
  2001*      $9.15  $0.46       $(0.54)       $(0.46)      $   --     $8.61      (0.73)%  $778,517     0.85%        10.67%
  2000       10.11   0.96        (0.96)        (0.96)          --      9.15      (0.09)    763,941     0.85          9.92
  1999       10.81   1.02        (0.64)        (1.02)       (0.06)    10.11       3.51     507,218     0.85          9.62
  1998       11.66   1.04        (0.75)        (1.04)       (0.10)    10.81       2.25     314,937     0.85          8.94
  1997       11.14   1.04         0.57         (1.04)       (0.05)    11.66      15.30     236,457     0.86          9.33
  1996       10.64   0.94         0.62         (1.03)       (0.03)    11.14      15.46     107,545     0.87          9.01


                       RATIO OF NET
           RATIO OF     INVESTMENT
           EXPENSES       INCOME
          TO AVERAGE    TO AVERAGE
          NET ASSETS    NET ASSETS   PORTFOLIO
          (EXCLUDING    (EXCLUDING    TURNOVER
           WAIVERS)       WAIVERS)      RATE
----------------------------------------------
----------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A
  2001*      0.82%       5.97%          155%
  2000       0.83        6.04           265
  1999       0.60        5.47           334
  1998       0.60        5.77           344
  1997       0.61        6.16           216
  1996       0.64        6.17           311

--------------------
HIGH YIELD BOND FUND
--------------------
  CLASS A
  2001*      1.11%      10.41%           36%
  2000       1.12        9.65            40
  1999       0.89        9.58            17
  1998       0.89        8.90            56
  1997       0.91        9.28            68
  1996       0.94        8.94            55

* FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
**  SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) TAX-MANAGED LARGE CAP CLASS A SHARES WERE OFFERED BEGINNING MARCH 4, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) TAX-MANAGED SMALL CAP CLASS A SHARES WERE OFFERED BEGINNING OCTOBER 31, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) CLASS D SHARES WERE FULLY LIQUIDATED JANUARY 31, 2001.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)

1.    ORGANIZATION

     SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 12 diversified Funds (the "Funds"): Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds. The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds. Effective January 31, 2001, Class D shares for the Small Cap Growth Fund were fully liquidated. The Funds' prospectus provides a description of each Funds' investment objective, policies, and strategies.

2.    SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of management estimates. Actual results could differ from the estimates.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     COMPENSATING BALANCES--Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with First Union, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with First Union on the following day.
     DISCOUNT AND PREMIUM AMORTIZATION--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative net assets.

     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     FUTURES CONTRACTS--The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, and Equity Income Funds utilized S&P 500 Composite Index futures contracts; the Small Cap Value and the Small Cap Growth Funds utilized the Russell 2000 Index future contracts and the S&P 500 Composite Index future contracts; and the Core Fixed Income Fund utilized U.S. Long T-Bond, five and ten year notes, and Euro futures contracts during the period ended March 31, 2001. The Funds' investment in S&P 500 Composite Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     The following Funds had futures contracts open as of March 31, 2001:


                                                                                                          UNREALIZED
                                                                          CONTRACT                      APPRECIATION
                                        TYPE OF            NUMBER OF        VALUE         EXPIRATION   (DEPRECIATION)
FUND                                   CONTRACT            CONTRACTS        (000)            DATE           (000)
--------------------------    -----------------------      ---------      --------       ------------  --------------
Tax-Managed Large Cap Fund    S&P 500 Composite Index         53          $15,133           06/16/01        $  358
                                                                                                            ------
Large Cap Value Fund          S&P 500 Composite Index         82           23,721           06/16/01           247
                                                                                                            ------
Large Cap Growth Fund         S&P 500 Composite Index        557          169,658           06/16/01        (6,846)
                                                                                                            ------
Small Cap Value Fund          Russell 2000 Index              58           12,961           06/15/01           202
                              S&P 500 Composite Index          3              872           06/16/01             5
                                                                                                            ------
                                                                                                               207
                                                                                                            ------
Small Cap Growth Fund         Russell 2000 Index              57           12,731           06/15/01           205
                                                                                                            ------


Equity Income Fund            S&P 500 Composite Index          4            1,226           06/16/01           (57)
                                                                                                            ------

Core Fixed Income Fund        June 2001 U.S. Long Bond       218           23,065           06/25/01          (352)
                              June 2001 U.S. Long Bond      (201)         (21,172)          06/25/01           230
                              June 2001 Ten Year
                                Agency Note                1,372          139,242           06/25/01            (6)
                              June 2001 Five Year Note         8              838           06/25/01             6
                              June 2001 Five Year Note      (150)         (15,801)          06/25/01           (26)
                              June 2001 Five Year Note        38            4,002           06/25/01             7
                              June 2001 Euro $               (55)         (12,798)          06/19/01          (345)
                              June 2001 Euro $                55           12,782           06/19/01           362
                              June 2001 10 Year Note        (393)         (41,778)          06/25/01            41
                              December 2001 Euro $        (1,154)        (270,662)          12/18/01        (4,956)
                              December 2001 Euro $         1,154          268,311           12/18/01         7,308
                                                                                                            ------
                                                                                                             2,269
                                                                                                            ------

--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)

     OPTION SELLING/PURCHASING--Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA AND OTHER PURCHASE COMMITMENTS--The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.
     RESTRICTED SECURITIES--Certain of the Fund's investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value as of March 31, 2001, value per share of such securities and percentage of net assets which the securities comprise:

                         NUMBER     ACQUISITION
                        OF SHARES      DATE        COST
                        ---------   -----------   ------
CORE FIXED INCOME FUND
FFCA Secured Lending
   Ser 1997-1, IO     20,305,968    03/17/1999   $939,151


                      MARKET VALUE  VALUE PER PERCENTAGE OF
                       AT 03/31/01    SHARE    NET ASSETS
                      ------------  --------- -------------
CORE FIXED INCOME FUND
FFCA Secured Lending
   Ser 1997-1, IO      $ 748,783      $ 0.04          0.02%


                         NUMBER    ACQUISITION
                        OF SHARES      DATE        COST
                        ---------  -----------    ------
HIGH YIELD BOND FUND
Drypers, Ser B         1,450,000     06/29/1999 $1,450,500
Safelite Realty              348     09/08/1998      5,728
Safelite Glass, Cl B       5,161     09/08/1998    424,757
Airgate PCS, Expires
   10/01/09                1,400     12/01/1999         --
Leap Wireless International,
   Expires 04/15/10        5,000     07/21/2000         --
Safelite Glass, Cl A,
   Expires 09/29/06       12,649     09/08/1998    208,206
Safelite Glass, Cl B,
    Expires 09/29/07       8,433     09/08/1998    138,809
Travelcenters of America,
   Expires 05/01/09        7,500     11/09/2000         --

                      MARKET VALUE  VALUE PER PERCENTAGE OF
                       AT 03/31/01    SHARE    NET ASSETS
                      ------------  --------- -------------
HIGH YIELD BOND FUND
Drypers, Ser B         $ 79,750       $0.06        0.01%
Safelite Realty               3        0.01         --
Safelite Glass, Cl B        258        0.05         --
Airgate PCS, Expires
   10/01/09             113,400       81.00        0.01
Leap Wireless International,
   Expires 04/15/10     150,000       30.00        0.02
Safelite Glass, Cl A,
   Expires 09/29/06         126        0.01         --
Safelite Glass, Cl B,
   Expires 09/29/07          84        0.01         --
Travelcenters of America,
   Expires 05/01/09      75,000       10.00        0.01

     DISTRIBUTIONS--Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.
     The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, and Small Cap Growth Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED--On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.    MANAGEMENT, INVESTMENT
ADVISORY, AND DISTRIBUTION
AGREEMENTS

     The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced and High Yield Bond Funds; and .28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .40% of the Tax-Managed Large Cap, Large Cap Growth, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of .65% of the Tax-Managed Small Cap, Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of .275% of the Core Fixed Income Fund's average daily net assets, and at an annual rate of .4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Tax-Managed Large Cap, Large Cap Growth, Capital Appreciation, Equity Income, and Balanced Funds.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2001 (UNAUDITED)

     SIMC has entered into investment sub-advisory agreements with the following parties:
                                                CURRENTLY
                                                MANAGING
                                                A PORTION
INVESTMENT                          DATE OF      OF FUND
SUB-ADVISER                        AGREEMENT      (Y/N)
------------                       ---------    ---------

TAX-MANAGED LARGE CAP FUND
Alliance Capital Management L.P.   02/23/98         Y
Deutsche Asset Management          02/20/01         N
Equinox Capital Management LLC     09/28/00         Y
Parametric Portfolio Associates    02/18/01         Y
Peregrine Capital Management       02/16/01         Y
Provident Investment Counsel, Inc. 03/22/00         Y
Sanford C. Bernstein & Co.         10/02/00         Y

LARGE CAP VALUE FUND
Deutsche Asset Management          02/28/01         Y
Iridian Asset Management LLC       09/18/00         Y
LSV Asset Management               03/31/95         Y
Sanford C. Bernstein & Co.         12/15/97         Y

LARGE CAP GROWTH FUND
Alliance Capital Management L.P.   12/16/94         Y
Duncan-Hurst Capital Management    12/12/00         Y
Peregrine Capital Management       12/07/00         Y
Provident Investment Counsel, Inc. 05/01/96         Y

TAX-MANAGED SMALL CAP FUND
David J. Green and Company, LLC    10/31/00         Y
Loomis, Sayles and Company, Inc.   10/31/00         Y
LSV Asset Management               08/14/00         Y
McKinley Capital Management, Inc.  08/14/00         Y
Sawgrass Asset Management LLC      08/14/00         Y
Sterling Capital Management        12/08/00         Y

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership03/26/99        Y
Boston Partners Asset
   Management, L.P.                11/13/95         Y
Chartwell Investment Partners      08/18/00         Y
LSV Asset Management               06/11/97         Y
Security Capital Group, Inc.       09/14/99         Y
Sterling Capital Management        12/08/00         Y

SMALL CAP GROWTH FUND
Mazama Capital Management LLC      12/13/99         Y
McKinley Capital Management Inc.   10/30/00         N
Nicholas-Applegate Capital
   Management, Inc.                08/11/95         Y
RS Investment Management           09/30/98         Y
Sawgrass Asset Management, LLC     03/30/99         Y
Wall Street Associates             08/11/95         Y

MID-CAP FUND
Martingale Asset Management, L.P.  09/26/95         Y

CAPITAL APPRECIATION FUND
Provident Investment Counsel, Inc. 06/20/00         Y

                                                CURRENTLY
                                                MANAGING
                                                A PORTION
INVESTMENT                          DATE OF      OF FUND
SUB-ADVISER                        AGREEMENT      (Y/N)
------------                      -----------   ---------

EQUITY INCOME FUND
HighMark Capital Management, Inc.  06/02/88         Y

BALANCED FUND
Provident Investment Counsel, Inc. 06/20/00         Y

CORE FIXED INCOME FUND
Black Rock, Inc.                   01/02/96         Y
Robert W. Baird & Co., Inc.        03/31/00         Y
Western Asset Management Company   11/13/95         Y

HIGH YIELD BOND FUND
Credit Suisse Asset Management     08/11/95         Y
Nomura Corporate Research and
   Asset Management                09/22/99         Y

     Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.    TRANSACTIONS WITH AFFILIATES

     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

     Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $180,509 for the period ended March 31, 2001.

5.    INVESTMENT TRANSACTIONS

     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the period ended March 31, 2001, were as follows:
                                   PURCHASES
                                  ------------
                        U.S. GOV'T.   OTHER       TOTAL
                           (000)      (000)       (000)
                        ----------- ----------  ----------
Tax-Managed
   Large Cap Fund       $       --  $1,257,985 $1,257,985
Large Cap Value Fund            --   2,538,812  2,538,812
Large Cap Growth Fund           --   3,570,072  3,570,072
Tax-Managed
   Small Cap Fund               --     152,175    152,175
Small Cap Value Fund            --     494,483    494,483
Small Cap Growth Fund           --     970,822    970,822
Mid-Cap Fund                    --      28,670     28,670
Capital Appreciation Fund       --      15,498     15,498
Equity Income Fund              --       4,516      4,516
Balanced Fund                4,059      14,961     19,020
Core Fixed Income Fund   4,374,949     271,838  4,646,787
High Yield Bond Fund            --     348,766    348,766

                                     SALES
                                  ------------
                        U.S. GOV'T.   OTHER      TOTAL
                           (000)      (000)      (000)
                        ----------- --------- -----------
Tax-Managed
   Large Cap Fund       $       -- $1,023,503 $1,023,503
Large Cap Value Fund            --  2,342,451  2,342,451
Large Cap Growth Fund           --  2,634,039  2,634,039
Tax-Managed
   Small Cap Fund               --     31,255     31,255
Small Cap Value Fund            --    537,009    537,009
Small Cap Growth Fund           --  1,028,642  1,028,642
Mid-Cap Fund                    --     38,161     38,161
Capital Appreciation Fund       --     22,601     22,601
Equity Income Fund              --     10,075     10,075
Balanced Fund                7,399     14,615     22,014
Core Fixed Income Fund   4,427,516    263,200  4,690,716
High Yield Bond Fund            --    255,206    255,206

     At March 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, futures and options contracts at March 31, 2001, is as follows:

                                                   NET
                                               UNREALIZED
                      APPRECIATED DEPRECIATED APPRECIATION
                      SECURITIES  SECURITIES (DEPRECIATION)
                         (000)       (000)        (000)
                      ----------- ----------- ------------
Tax-Managed
  Large Cap Fund       $128,712  $  (277,207) $(148,495)
Large Cap Value Fund    383,533     (250,176)   133,357
Large Cap Growth Fund   454,672   (1,071,431)  (616,759)
Tax-Managed
  Small Cap Fund          9,438      (10,993)    (1,555)
Small Cap Value Fund    128,938      (55,655)    73,283
Small Cap Growth Fund   124,235     (267,218)  (142,983)
Mid-Cap Fund              3,608       (2,770)       838
Capital Appreciation Fund 4,796       (5,042)      (246)
Equity Income Fund        6,263       (1,275)     4,988
Balanced Fund             3,257       (4,203)      (946)
Core Fixed Income Fund  109,572      (23,047)    86,525
High Yield Bond Fund     19,867     (133,520)  (113,653)

6.    WRITTEN OPTIONS TRANSACTIONS

     Written option transactions entered into during the period ending March 31, 2001 are summarized as follows:
                                  CORE FIXED INCOME
                           ------------------------------
                                                PREMIUM
                           # OF CONTRACTS        (000)
                           --------------    ------------
Balance at the beginning
   of period                      3,594         $ 2,250
Written                      31,007,219           4,272
Expired                          (3,144)         (1,661)
Exercised                            --              --
Closing Buys                (31,006,914)         (4,652)
                            -----------         -------
Balance at the end
   of period                        755         $   209
                            ===========         =======

At March 31, 2001 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

                                     NOTES

                                     NOTES

-------------------------------------------------------
SEI INSTITUTIONAL
MANAGED TRUST
-------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------
MARCH 31, 2001

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
FOR MORE INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-092 (3/01)